UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:  February 28, 2007

Date of reporting period: February 28, 2007

ITEM 1. REPORT TO SHAREHOLDERS

                                Master Portfolios
Portfolio of Investments
--------------------------------------------------------------------------------
   Diversified Fixed Income Portfolio ....................................    39
   Diversified Stock Portfolio ...........................................    65
   Money Market Portfolio ................................................   137
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   141
   Statements of Operations ..............................................   142
   Statements of Changes in Net Assets ...................................   143
   Financial Highlights ..................................................   144
Notes to Financial Statements ............................................   145
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ..................   149
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 21.70%

AGRICULTURAL SERVICES - 0.03%
$       150,000    BUNGE LIMITED FINANCE CORPORATION                                    5.10%        07/15/2015    $        141,602
                                                                                                                   ----------------
APPAREL & ACCESSORY STORES - 0.02%
         65,000    KOHL'S CORPORATION                                                   6.00         01/15/2033              63,988
         65,000    LIMITED BRANDS                                                       5.25         11/01/2014              62,435

                                                                                                                            126,423
                                                                                                                   ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
        100,000    RYDER SYSTEM INCORPORATED SERIES MTN                                 5.85         03/01/2014             101,187
                                                                                                                   ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.17%
        125,000    CENTEX CORPORATION<<                                                 4.55         11/01/2010             121,576
         65,000    CENTEX CORPORATION                                                   5.25         06/15/2015              62,464
        100,000    DR HORTON INCORPORATED                                               5.38         06/15/2012              98,719
         65,000    DR HORTON INCORPORATED                                               5.25         02/15/2015              61,954
        100,000    LENNAR CORPORATION                                                   5.13         10/01/2010              99,292
         65,000    LENNAR CORPORATION SERIES B                                          5.60         05/31/2015              63,935
         65,000    MDC HOLDINGS INCORPORATED                                            5.38         07/01/2015              61,954
         45,000    OWENS CORNING INCORPORATED++                                         6.50         12/01/2016              46,465
         25,000    OWENS CORNING INCORPORATED++                                         7.00         12/01/2036              26,155
        125,000    PULTE HOMES INCORPORATED                                             5.25         01/15/2014             122,124
         65,000    PULTE HOMES INCORPORATED                                             6.00         02/15/2035              62,958
         65,000    TOLL BROTHERS FINANCE CORPORATION                                    5.15         05/15/2015              60,859

                                                                                                                            888,455
                                                                                                                   ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.30%
        100,000    CRH AMERICA INCORPORATED                                             5.63         09/30/2011             101,663
        180,000    CRH AMERICA INCORPORATED                                             5.30         10/15/2013             178,162
         50,000    CRH AMERICA INCORPORATED                                             6.00         09/30/2016              51,501
        180,000    HOME DEPOT INCORPORATED                                              4.63         08/15/2010             177,214
        100,000    HOME DEPOT INCORPORATED                                              5.20         03/01/2011             100,213
         50,000    HOME DEPOT INCORPORATED                                              5.25         12/16/2013              50,245
        180,000    HOME DEPOT INCORPORATED                                              5.40         03/01/2016             177,857
        250,000    HOME DEPOT INCORPORATED                                              5.88         12/16/2036             250,853
        400,000    LOWE'S COMPANIES INCORPORATED                                        5.00         10/15/2015             389,510
         75,000    LOWE'S COMPANIES INCORPORATED                                        6.50         03/15/2029              80,898

                                                                                                                          1,558,116
                                                                                                                   ----------------
BUSINESS SERVICES - 0.44%
        180,000    ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                         6.50         08/01/2013             183,882
        925,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     6.00         06/15/2012             964,109
        750,000    INTERNATIONAL LEASE FINANCE CORPORATION                              3.50         04/01/2009             728,115
        100,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                   5.40         02/15/2012             101,273
        250,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                   5.55         09/05/2012             253,149

                                                                                                                          2,230,528
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 0.91%
        150,000    ABBOTT LABORATORIES                                                  5.60         05/15/2011             153,412
        150,000    ABBOTT LABORATORIES                                                  5.88         05/15/2016             157,089

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
$       250,000    BRISTOL-MYERS SQUIBB COMPANY                                         5.88%        11/15/2036    $        256,570
        100,000    COLGATE-PALMOLIVE COMPANY SERIES MTN                                 5.20         11/07/2016             100,143
        100,000    DOW CHEMICAL COMPANY                                                 6.00         10/01/2012             102,443
        100,000    DOW CHEMICAL COMPANY                                                 7.38         11/01/2029             110,670
        200,000    EASTMAN CHEMICAL COMPANY                                             7.60         02/01/2027             224,594
        180,000    EI DU PONT DE NEMOURS & COMPANY                                      6.88         10/15/2009             188,403
         65,000    EI DU PONT DE NEMOURS & COMPANY                                      4.88         04/30/2014              63,627
         50,000    EI DU PONT DE NEMOURS & COMPANY                                      5.25         12/15/2016              49,619
         25,000    EI DU PONT DE NEMOURS & COMPANY                                      5.60         12/15/2036              24,536
        200,000    ELI LILLY & COMPANY                                                  2.90         03/15/2008             195,569
        125,000    GENENTECH INCORPORATED                                               4.40         07/15/2010             123,069
        250,000    GLAXOSMITHKLINE CAPITAL INCORPORATED                                 4.38         04/15/2014             238,985
         75,000    ICI WILMINGTON INCORPORATED                                          4.38         12/01/2008              73,883
         65,000    LUBRIZOL CORPORATION                                                 5.50         10/01/2014              64,144
         65,000    MERCK & COMPANY INCORPORATED                                         5.95         12/01/2028              67,583
        100,000    MONSANTO COMPANY                                                     5.50         08/15/2025              97,287
        300,000    PFIZER INCORPORATED                                                  4.50         02/15/2014             291,820
        150,000    PRAXAIR INCORPORATED                                                 6.38         04/01/2012             158,043
         75,000    PRAXAIR INCORPORATED                                                 5.38         11/01/2016              75,584
        150,000    PROCTER & GAMBLE COMPANY                                             6.88         09/15/2009             156,948
        500,000    PROCTER & GAMBLE COMPANY                                             4.85         12/15/2015             490,238
        100,000    PROCTER & GAMBLE COMPANY                                             5.80         08/15/2034             104,075
         75,000    ROHM & HAAS COMPANY                                                  7.85         07/15/2029              91,104
        120,000    SCHERING-PLOUGH CORPORATION                                          6.75         12/01/2033             133,430
        200,000    TEVA PHARMACEUTICAL FINANCE LLC                                      6.15         02/01/2036             198,622
        300,000    WYETH                                                                6.95         03/15/2011             320,309
        180,000    WYETH                                                                5.50         02/15/2016             182,916
        125,000    WYETH                                                                6.00         02/15/2036             131,563

                                                                                                                          4,626,278
                                                                                                                   ----------------
COMMUNICATIONS - 2.67%
         75,000    ALLTEL CORPORATION                                                   7.88         07/01/2032              83,288
         65,000    AMERICA MOVIL SA DE CV                                               6.38         03/01/2035              65,457
        300,000    AT&T INCORPORATED                                                    4.13         09/15/2009             293,252
        300,000    AT&T INCORPORATED                                                    6.25         03/15/2011             311,816
        325,000    AT&T INCORPORATED                                                    5.10         09/15/2014             319,974
        300,000    AT&T INCORPORATED                                                    8.00         11/15/2031             380,825
        360,000    AT&T WIRELESS                                                        7.88         03/01/2011             395,455
      1,000,000    AT&T WIRELESS                                                        8.13         05/01/2012           1,131,943
        225,000    AT&T WIRELESS                                                        8.75         03/01/2031             299,233
        325,000    BELLSOUTH CORPORATION                                                4.20         09/15/2009             318,411
        325,000    BELLSOUTH CORPORATION                                                5.20         09/15/2014             321,570
        180,000    BELLSOUTH CORPORATION                                                6.55         06/15/2034             190,654
        180,000    BELLSOUTH CORPORATION                                                6.00         11/15/2034             178,994
        180,000    BRITISH TELEPHONE PLC                                                8.38         12/15/2010             201,701
        180,000    CBS CORPORATION                                                      4.63         05/15/2018             157,652
        100,000    CENTURYTEL INCORPORATED                                              5.00         02/15/2015              93,139
        350,000    COMCAST CABLE HOLDINGS LLC                                           7.13         02/15/2028             384,177

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COMMUNICATIONS (CONTINUED)
$       200,000    COMCAST CORPORATION                                                  5.45%        11/15/2010    $        201,979
        300,000    COMCAST CORPORATION                                                  5.30         01/15/2014             299,093
        225,000    COMCAST CORPORATION                                                  5.90         03/15/2016             231,623
        100,000    COMCAST CORPORATION                                                  4.95         06/15/2016              96,233
         75,000    COMCAST CORPORATION                                                  5.88         02/15/2018              76,410
        200,000    COMCAST CORPORATION                                                  6.50         11/15/2035             210,725
        150,000    COMCAST CORPORATION<<                                                6.45         03/15/2037             156,952
        180,000    COX COMMUNICATIONS INCORPORATED                                      4.63         01/15/2010             177,533
        180,000    COX COMMUNICATIONS INCORPORATED                                      5.45         12/15/2014             179,443
        100,000    EMBARQ CORPORATION                                                   6.74         06/01/2013             103,813
        350,000    EMBARQ CORPORATION                                                   7.08         06/01/2016             361,921
        120,000    MOTOROLA INCORPORATED                                                7.63         11/15/2010             129,261
        750,000    NEXTEL COMMUNICATIONS INCORPORATED SERIES E                          6.88         10/31/2013             768,530
         65,000    REED ELSEVIER CAPITAL INCORPORATED                                   4.63         06/15/2012              62,801
        275,000    SPRINT CAPITAL CORPORATION                                           6.13         11/15/2008             278,987
        300,000    SPRINT CAPITAL CORPORATION                                           8.38         03/15/2012             336,398
        180,000    SPRINT CAPITAL CORPORATION                                           6.90         05/01/2019             189,025
        225,000    SPRINT CAPITAL CORPORATION                                           8.75         03/15/2032             274,553
        415,000    TELECOM ITALIA CAPITAL SA                                            5.25         11/15/2013             403,971
        100,000    TIME WARNER ENTERTAINMENT COMPANY LP                                 7.25         09/01/2008             102,355
        150,000    TIME WARNER ENTERTAINMENT COMPANY LP                                 8.38         07/15/2033             189,502
        360,000    TIME WARNER INCORPORATED                                             6.88         05/01/2012             385,689
        325,000    TIME WARNER INCORPORATED                                             7.63         04/15/2031             377,507
        300,000    TIME WARNER INCORPORATED<<                                           7.70         05/01/2032             352,156
         50,000    TIME WARNER INCORPORATED<<                                           6.50         11/15/2036              51,873
        500,000    VERIZON GLOBAL FUNDING CORPORATION                                   7.25         12/01/2010             535,348
        325,000    VERIZON GLOBAL FUNDING CORPORATION                                   4.90         09/15/2015             314,400
        350,000    VERIZON GLOBAL FUNDING CORPORATION                                   7.75         12/01/2030             418,345
        100,000    VERIZON GLOBAL FUNDING CORPORATION                                   5.85         09/15/2035              97,548
        300,000    VERIZON (NEW JERSEY) INCORPORATED SERIES A                           5.88         01/17/2012             306,983
        180,000    VIACOM INCORPORATED                                                  5.75         04/30/2011             182,943
        180,000    VIACOM INCORPORATED<<                                                6.25         04/30/2016             183,853
        180,000    VIACOM INCORPORATED                                                  6.88         04/30/2036             184,905
        300,000    VODAFONE GROUP PLC                                                   7.75         02/15/2010             320,624

                                                                                                                         13,670,823
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS - 3.51%
        150,000    ABBEY NATIONAL CAPITAL TRUST I+/-                                    8.96         12/31/2049             204,421
        180,000    BAC CAPITAL TRUST VI<<                                               5.63         03/08/2035             174,453
        200,000    BAC CAPITAL TRUST XI                                                 6.63         05/23/2036             218,840
        800,000    BANK OF AMERICA CORPORATION                                          3.38         02/17/2009             777,133
      1,250,000    BANK OF AMERICA CORPORATION                                          4.50         08/01/2010           1,229,804
        250,000    BANK OF AMERICA CORPORATION                                          4.75         08/01/2015             243,129
        100,000    BANK OF AMERICA CORPORATION                                          5.63         10/14/2016             103,176
        250,000    BANK OF AMERICA CORPORATION++                                        5.49         03/15/2019             251,460
        450,000    BANK OF NEW YORK COMPANY INCORPORATED SERIES MTN                     4.95         01/14/2011             449,189
        500,000    BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                      7.40         06/15/2011             542,587
        240,000    BANK ONE CORPORATION                                                 7.63         10/15/2026             291,206

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$       250,000    BANK ONE CORPORATION                                                 8.00%        04/29/2027    $        311,724
        250,000    BB&T CORPORATION                                                     5.20         12/23/2015             248,669
        625,000    CITIGROUP INCORPORATED                                               6.50         01/18/2011             655,999
        750,000    CITIGROUP INCORPORATED                                               5.63         08/27/2012             768,602
        900,000    CITIGROUP INCORPORATED<<                                             5.00         09/15/2014             883,552
        100,000    CITIGROUP INCORPORATED                                               6.13         08/25/2036             105,735
        500,000    COMERCIA BANK SERIES BKNT                                            5.75         11/21/2016             510,134
        100,000    COMERICA CAPITAL TRUST II                                            6.58         02/20/2037             100,542
        100,000    DEUTSCHE BANK FINANCIAL LLC                                          5.38         03/02/2015             100,870
        200,000    HSBC BANK USA NA NEW YORK                                            4.63         04/01/2014             193,024
        225,000    HSBC BANK USA NA NEW YORK SERIES BKNT                                5.63         08/15/2035             220,458
        825,000    JPMORGAN CHASE & COMPANY                                             3.50         03/15/2009             799,648
        600,000    JPMORGAN CHASE & COMPANY                                             5.60         06/01/2011             612,800
        250,000    JPMORGAN CHASE & COMPANY                                             5.25         05/01/2015             249,490
        350,000    KEYBANK NA                                                           5.80         07/01/2014             359,920
        250,000    M&I MARSHALL & ILSLEY BANK SERIES BKNT                               5.00         01/17/2017             243,182
        200,000    MELLON FUNDING CORPORATION                                           5.00         12/01/2014             197,068
        360,000    NATIONAL CITY CORPORATION                                            4.90         01/15/2015             348,901
        450,000    PNC FUNDING CORPORATION                                              5.13         12/14/2010             451,634
        150,000    SUNTRUST BANK                                                        5.00         09/01/2015             147,102
        250,000    SUNTRUST CAPITAL VIII+/-                                             6.10         12/15/2049             246,780
        200,000    UBS AG STAMFORD CT                                                   5.88         07/15/2016             209,854
        360,000    UBS PREFERRED FUNDING TRUST I+/-                                     8.62         12/31/2049             399,743
        200,000    UNION BANK OF CALIFORNIA SERIES BKNT                                 5.95         05/11/2016             207,249
        275,000    US BANK NA SERIES BKNT                                               4.95         10/30/2014             270,401
        725,000    WACHOVIA BANK NATIONAL SERIES BKNT                                   4.38         08/15/2008             716,886
        300,000    WACHOVIA CORPORATION                                                 5.25         08/01/2014             299,572
        500,000    WACHOVIA CORPORATION                                                 5.63         10/15/2016             509,963
        180,000    WACHOVIA CORPORATION                                                 5.50         08/01/2035             173,971
        325,000    WASHINGTON MUTUAL INCORPORATED                                       4.00         01/15/2009             318,382
        325,000    WASHINGTON MUTUAL INCORPORATED                                       5.25         09/15/2017             316,038
        900,000    WELLS FARGO & COMPANY+++                                             4.20         01/15/2010             882,545
        500,000    WELLS FARGO & COMPANY+++                                             5.30         08/26/2011             504,901
        500,000    WELLS FARGO BANK NA+++                                               4.75         02/09/2015             484,257
        150,000    WELLS FARGO BANK NA+++                                               5.95         08/26/2036             157,312
         75,000    WESTERN UNION COMPANY                                                5.40         11/17/2011              75,209
         75,000    WESTERN UNION COMPANY                                                5.93         10/01/2016              75,814
         75,000    WESTERN UNION COMPANY                                                6.20         11/17/2036              73,890

                                                                                                                         17,917,219
                                                                                                                   ----------------
EATING & DRINKING PLACES - 0.03%
        120,000    YUM! BRANDS INCORPORATED                                             8.88         04/15/2011             135,132
                                                                                                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES - 1.90%
         75,000    AMERENUE                                                             5.40         02/01/2016              74,411
        100,000    AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C                5.38         03/15/2010             100,677
        315,000    APPALACHIAN POWER COMPANY SERIES L                                   5.80         10/01/2035             307,642
        500,000    ARIZONA PUBLIC SERVICE COMPANY                                       6.38         10/15/2011             518,516
        100,000    ATMOS ENERGY CORPORATION                                             4.95         10/15/2014              95,403

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$       180,000    CAROLINA POWER & LIGHT COMPANY<<                                     5.25%        12/15/2015    $        179,085
        100,000    CENTERPOINT ENERGY HOUSTON SERIES J2                                 5.70         03/15/2013             101,565
         65,000    COMMONWEALTH EDISON COMPANY SERIES 100                               5.88         02/01/2033              63,592
         50,000    COMMONWEALTH EDISON COMPANY SERIES 105                               5.40         12/15/2011              50,050
        180,000    CONSOLIDATED EDISON COMPANY OF NEW YORK                              4.88         02/01/2013             177,660
        100,000    CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C                  5.50         09/15/2016             101,614
         50,000    CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                     5.30         12/01/2016              50,064
         50,000    CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                     5.70         12/01/2036              50,202
        100,000    CONSOLIDATED NATURAL GAS COMPANY SERIES A                            5.00         12/01/2014              97,847
        200,000    CONSTELLATION ENERGY GROUP INCORPORATED                              7.00         04/01/2012             216,007
        150,000    CONSUMERS ENERGY COMPANY SERIES B                                    5.38         04/15/2013             150,556
        100,000    DOMINION RESOURCES INCORPORATED                                      4.75         12/15/2010              98,601
        180,000    DOMINION RESOURCES INCORPORATED<<                                    5.70         09/17/2012             184,328
         50,000    DOMINION RESOURCES INCORPORATED SERIES A                             5.60         11/15/2016              50,547
        125,000    DOMINION RESOURCES INCORPORATED SERIES B                             5.95         06/15/2035             125,996
        150,000    DTE ENERGY COMPANY                                                   7.05         06/01/2011             160,513
        125,000    DUKE CAPITAL LLC                                                     5.67         08/15/2014             124,186
        100,000    DUKE CAPITAL LLC                                                     8.00         10/01/2019             115,293
         75,000    DUKE ENERGY CORPORATION                                              6.45         10/15/2032              81,763
        500,000    DUKE ENERGY CORPORATION SERIES D                                     7.38         03/01/2010             531,163
        120,000    DUKE ENERGY FIELD SERVICES LLC                                       7.88         08/16/2010             129,794
        100,000    EMERSON ELECTRIC COMPANY                                             4.75         10/15/2015              96,701
         55,000    ENERGY TRANSFER PARTNERS                                             6.13         02/15/2017              56,754
         30,000    ENERGY TRANSFER PARTNERS                                             6.63         10/15/2036              31,675
        125,000    EXELON CORPORATION                                                   4.90         06/15/2015             119,240
         65,000    EXELON CORPORATION                                                   5.63         06/15/2035              62,282
        150,000    EXELON GENERATION COMPANY LLC                                        6.95         06/15/2011             158,911
        150,000    FIRST ENERGY CORPORATION SERIES B                                    6.45         11/15/2011             157,618
        180,000    FIRST ENERGY CORPORATION SERIES C                                    7.38         11/15/2031             209,810
        150,000    FLORIDA POWER & LIGHT COMPANY                                        5.63         04/01/2034             150,909
        100,000    FLORIDA POWER CORPORATION                                            4.80         03/01/2013              97,803
        100,000    JERSEY CENTRAL POWER & LIGHT                                         5.63         05/01/2016             101,226
        125,000    KEYSPAN CORPORATION                                                  5.80         04/01/2035             122,317
         75,000    MIDAMERICAN ENERGY COMPANY                                           5.80         10/15/2036              75,728
        180,000    MIDAMERICAN ENERGY HOLDINGS                                          5.88         10/01/2012             185,769
        250,000    MIDAMERICAN ENERGY HOLDINGS                                          6.13         04/01/2036             258,435
        180,000    NISOURCE FINANCE CORPORATION                                         5.25         09/15/2017             172,562
         65,000    NISOURCE FINANCE CORPORATION                                         5.45         09/15/2020              62,182
         65,000    ONEOK INCORPORATED                                                   5.20         06/15/2015              62,657
        200,000    ONEOK PARTNERS LP                                                    6.15         10/01/2016             206,529
        125,000    PACIFIC GAS & ELECTRIC COMPANY                                       4.80         03/01/2014             121,516
        200,000    PACIFIC GAS & ELECTRIC COMPANY                                       6.05         03/01/2034             206,749
         75,000    PECO ENERGY COMPANY                                                  3.50         05/01/2008              73,556
        180,000    PROGRESS ENERGY INCORPORATED                                         7.10         03/01/2011             192,484
        120,000    PROGRESS ENERGY INCORPORATED                                         7.75         03/01/2031             147,745
        150,000    PSEG POWER LLC                                                       7.75         04/15/2011             163,554
         75,000    PSEG POWER LLC                                                       8.63         04/15/2031              97,699
        150,000    PUBLIC SERVICE COMPANY OF COLORADO                                   7.88         10/01/2012             169,156

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$       100,000    PUGET SOUND ENERGY INCORPORATED                                      6.27%        03/15/2037    $        103,209
        100,000    SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                       5.00         01/15/2016              98,018
        180,000    SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                       5.35         07/15/2035             172,373
         75,000    SOUTHERN CALIFORNIA GAS COMPANY                                      5.75         11/15/2035              76,148
        100,000    SOUTHERN COMPANY SERIES A                                            5.30         01/15/2012             100,700
        250,000    SOUTHERN POWER COMPANY SERIES D                                      4.88         07/15/2015             241,213
        100,000    SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                         5.55         01/15/2017             100,354
        100,000    SOUTHWESTERN PUBLIC SERVICE                                          6.00         10/01/2036             101,091
         50,000    TOLEDA EDISON COMPANY                                                6.15         05/15/2037              50,747
         75,000    TXU ELECTRIC DELIVERY COMPANY                                        6.38         05/01/2012              78,266
         75,000    TXU ELECTRIC DELIVERY COMPANY                                        7.00         05/01/2032              83,398
         75,000    TXU ELECTRIC DELIVERY COMPANY                                        7.25         01/15/2033              85,916
        150,000    TXU ENERGY COMPANY LLC                                               7.00         03/15/2013             156,322
        100,000    VIRGINIA ELECTRIC & POWER COMPANY SERIES A                           4.75         03/01/2013              97,448
        180,000    WASTE MANAGEMENT INCORPORATED                                        6.50         11/15/2008             183,501
         65,000    WASTE MANAGEMENT INCORPORATED                                        5.00         03/15/2014              63,014
        150,000    WASTE MANAGEMENT INCORPORATED                                        7.75         05/15/2032             179,209
        100,000    WISCONSIN ELECTRIC POWER                                             5.63         05/15/2033              98,829
         50,000    WISCONSIN ELECTRIC POWER                                             5.70         12/01/2036              50,131
        100,000    XCEL ENERGY INCORPORATED                                             7.00         12/01/2010             106,229

                                                                                                                          9,724,758
                                                                                                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.03%
        120,000    MOTOROLA INCORPORATED                                                7.50         05/15/2025             136,278
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.02%
        100,000    QUEST DIAGNOSTICS INCORPORATED                                       5.13         11/01/2010              99,178
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.04%
        200,000    FORTUNE BRANDS INCORPORATED                                          5.38         01/15/2016             194,564
                                                                                                                   ----------------
FOOD & KINDRED PRODUCTS - 0.81%
        100,000    ALTRIA GROUP INCORPORATED                                            5.63         11/04/2008             100,550
        150,000    ALTRIA GROUP INCORPORATED                                            7.00         11/04/2013             164,754
        180,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                4.38         01/15/2013             172,384
         50,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                5.60         03/01/2017              50,760
        250,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                5.75         04/01/2036             247,202
        200,000    ARCHER-DANIELS-MIDLAND COMPANY                                       5.38         09/15/2035             190,887
        100,000    BOTTLING GROUP LLC                                                   4.63         11/15/2012              97,802
        180,000    COCA-COLA ENTERPRISES INCORPORATED                                   4.38         09/15/2009             177,354
        120,000    COCA-COLA ENTERPRISES INCORPORATED                                   8.50         02/01/2022             154,281
        180,000    COCA-COLA ENTERPRISES INCORPORATED                                   6.75         09/15/2028             201,106
        150,000    CONAGRA FOODS INCORPORATED                                           6.75         09/15/2011             159,022
        120,000    CONAGRA FOODS INCORPORATED                                           8.25         09/15/2030             150,766
        225,000    GENERAL MILLS INCORPORATED                                           6.00         02/15/2012             232,949
        100,000    GENERAL MILLS INCORPORATED                                           5.70         02/15/2017             101,581
        150,000    GRAND METROPOLITAN INVESTMENT CORPORATION                            7.45         04/15/2035             182,159
        225,000    HJ HEINZ FINANCE COMPANY                                             6.63         07/15/2011             236,454
        250,000    KELLOGG COMPANY                                                      2.88         06/01/2008             242,844
        350,000    KELLOGG COMPANY SERIES B                                             6.60         04/01/2011             368,937
        125,000    KRAFT FOODS INCORPORATED                                             4.13         11/12/2009             121,911

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
$       275,000    KRAFT FOODS INCORPORATED                                            5.63%         11/01/2011    $        280,212
         75,000    KRAFT FOODS INCORPORATED                                            6.50          11/01/2031              80,393
        100,000    PEPSI BOTTLING GROUP INCORPORATED SERIES B                          7.00          03/01/2029             116,317
        250,000    SARA LEE CORPORATION                                                6.25          09/15/2011             257,998
         75,000    WM WRIGLEY JR COMPANY                                               4.30          07/15/2010              73,317

                                                                                                                          4,161,940
                                                                                                                   ----------------
FOOD STORES - 0.14%
        350,000    KROGER COMPANY                                                      6.75          04/15/2012             371,495
        100,000    KROGER COMPANY                                                      4.95          01/15/2015              94,997
         75,000    KROGER COMPANY                                                      7.50          04/01/2031              84,158
        100,000    SAFEWAY INCORPORATED                                                4.95          08/16/2010              99,046
         75,000    SAFEWAY INCORPORATED<<                                              7.25          02/01/2031              82,159

                                                                                                                            731,855
                                                                                                                   ----------------
FORESTRY - 0.09%
        180,000    WEYERHAEUSER COMPANY                                                6.75          03/15/2012             191,232
        225,000    WEYERHAEUSER COMPANY                                                7.38          03/15/2032             245,740

                                                                                                                            436,972
                                                                                                                   ----------------
FURNITURE & FIXTURES - 0.12%
         50,000    CINTAS CORPORATION #2                                               6.15          08/15/2036              52,455
        180,000    MASCO CORPORATION                                                   5.88          07/15/2012             182,810
        350,000    MASCO CORPORATION                                                   6.13          10/03/2016             361,365

                                                                                                                            596,630
                                                                                                                   ----------------
GENERAL MERCHANDISE STORES - 0.51%
        100,000    COSTCO WHOLESALE CORPORATION                                        5.30          03/15/2012             101,269
        100,000    FEDERATED RETAIL HOLDINGS INCORPORATED                              5.90          12/01/2016             101,543
        250,000    JC PENNEY COMPANY INCORPORATED                                      7.95          04/01/2017             288,692
        125,000    MAY DEPARTMENT STORES COMPANY                                       4.80          07/15/2009             123,629
        180,000    TARGET CORPORATION                                                  5.40          10/01/2008             181,127
        150,000    TARGET CORPORATION                                                  7.00          07/15/2031             176,519
        800,000    WAL-MART STORES INCORPORATED                                        6.88          08/10/2009             835,547
        500,000    WAL-MART STORES INCORPORATED<<                                      4.13          02/15/2011             485,781
        180,000    WAL-MART STORES INCORPORATED                                        4.55          05/01/2013             174,844
        125,000    WAL-MART STORES INCORPORATED                                        5.25          09/01/2035             117,623

                                                                                                                          2,586,574
                                                                                                                   ----------------
HEALTH SERVICES - 0.17%
        350,000    AETNA INCORPORATED                                                  5.75          06/15/2011             358,505
        180,000    CARDINAL HEALTH INCORPORATED                                        5.85          12/15/2017             182,858
        225,000    MERCK & COMPANY INCORPORATED                                        4.75          03/01/2015             217,875
        100,000    SCHERING-PLOUGH CORPORATION                                         5.55          12/01/2013             101,042

                                                                                                                            860,280
                                                                                                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES - 0.76%
         50,000    ALLIED CAPITAL CORPORATION                                          6.63          07/15/2011              50,937
        100,000    AMERIPRISE FINANCIAL INCORPORATED                                   5.35          11/15/2010             100,988
        500,000    BERKSHIRE HATHAWAY FINANCE CORPORATION                              4.85          01/15/2015             491,196

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
$       100,000    BOSTON PROPERTIES LP                                                6.25%         01/15/2013    $        105,109
         65,000    COLONIAL REALTY LP                                                  5.50          10/01/2015              64,216
      1,350,000    CREDIT SUISSE USA INCORPORATED                                      6.50          01/15/2012           1,431,732
        180,000    ERP OPERATING LP                                                    5.25          09/15/2014             180,047
         75,000    FUND AMERICAN COMPANIES INCORPORATED                                5.88          05/15/2013              75,689
        450,000    GENERAL ELECTRIC CAPITAL CORPORATION                                4.13          03/04/2008             445,338
        360,000    GOLDMAN SACHS GROUP INCORPORATED                                    5.15          01/15/2014             356,260
        100,000    HEALTH CARE PROPERTY INVESTORS INCORPORATED                         5.63          05/01/2017              97,415
        180,000    ISTAR FINANCIAL INCORPORATED                                        5.15          03/01/2012             177,053
        100,000    MACK-CALI REALTY LP                                                 7.75          02/15/2011             108,357
        180,000    SIMON PROPERTY GROUP LP                                             3.75          01/30/2009             175,739

                                                                                                                          3,860,076
                                                                                                                   ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.03%
         75,000    MARRIOTT INTERNATIONAL                                              5.81          11/10/2015              75,297
         50,000    STARWOOD HOTELS & RESORTS                                           7.38          11/15/2015              52,620
         50,000    WYNDHAM WORLDWIDE CORPORATION++                                     6.00          12/01/2016              50,472

                                                                                                                            178,389
                                                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.47%
        250,000    CATERPILLAR INCORPORATED                                            6.05          08/15/2036             263,515
         75,000    COMPUTER SCIENCES CORPORATION                                       7.38          06/15/2011              80,464
        500,000    DEERE & COMPANY                                                     7.85          05/15/2010             538,937
        180,000    HEWLETT-PACKARD COMPANY                                             6.50          07/01/2012             192,061
        200,000    IBM CORPORATION                                                     4.75          11/29/2012             198,182
        250,000    IBM CORPORATION                                                     5.88          11/29/2032             262,447
        180,000    IBM CORPORATION SERIES MTN                                          4.38          06/01/2009             177,763
        100,000    ORACLE CORPORATION                                                  5.00          01/15/2011              99,968
        350,000    ORACLE CORPORATION                                                  5.25          01/15/2016             349,976
        250,000    PITNEY BOWES INCORPORATED SERIES MTN                                4.75          01/15/2016             238,320

                                                                                                                          2,401,633
                                                                                                                   ----------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.10%
         75,000    AON CORPORATION                                                     8.21          01/01/2027              88,091
        100,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                      4.63          07/15/2013              96,427
         75,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                      5.95          10/15/2036              77,551
        200,000    MARSH & MCLENNAN COMPANIES INCORPORATED                             5.15          09/15/2010             198,910
         75,000    WILLIS NORTH AMERICA INCORPORATED                                   5.63          07/15/2015              73,070

                                                                                                                            534,049
                                                                                                                   ----------------
INSURANCE CARRIERS - 0.91%
         75,000    ACE INA HOLDINGS INCORPORATED                                       5.88          06/15/2014              77,247
         75,000    AEGON FUNDING CORPORATION                                           5.75          12/15/2020              77,185
        180,000    ALLSTATE CORPORATION                                                5.55          05/09/2035             176,124
        250,000    AMERICAN INTERNATIONAL GROUP                                        5.05          10/01/2015             247,703
        250,000    AMERICAN INTERNATIONAL GROUP                                        6.25          05/01/2036             270,852
         75,000    ASSURANT INCORPORATED                                               6.75          02/15/2034              82,572
         50,000    CIGNA CORPORATION                                                   6.15          11/15/2036              51,259
         75,000    CINCINNATI FINANCIAL CORPORATION                                    6.92          05/15/2028              84,352

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
INSURANCE CARRIERS (CONTINUED)
$        50,000    CNA FINANCIAL CORPORATION                                           6.00%         08/15/2011    $         51,137
         65,000    CNA FINANCIAL CORPORATION                                           5.85          12/15/2014              65,716
         50,000    CNA FINANCIAL CORPORATION                                           6.50          08/15/2016              52,433
        180,000    GE GLOBAL INSURANCE HOLDINGS                                        7.00          02/15/2026             203,753
        350,000    GENTWORTH GLOBAL FUNDING TRUSTS SERIES MTN                          5.75          05/15/2013             360,165
        100,000    GENWORTH FINANCIAL INCORPORATED                                     4.95          10/01/2015              97,483
        250,000    JEFFERSON-PILOT CORPORATION                                         4.75          01/30/2014             240,492
        100,000    LOEWS CORPORATION                                                   5.25          03/15/2016              98,727
         65,000    MBIA INCORPORATED                                                   5.70          12/01/2034              63,772
        100,000    METLIFE INCORPORATED                                                6.13          12/01/2011             104,445
        250,000    METLIFE INCORPORATED                                                5.00          11/24/2013             247,831
        280,000    METLIFE INCORPORATED                                                6.38          06/15/2034             304,377
         75,000    NATIONWIDE FINANCIAL SERVICES                                       5.90          07/01/2012              77,124
        100,000    PRINCIPAL LIFE INCOME FUNDING TRUSTS                                3.20          04/01/2009              96,297
         75,000    PROGRESSIVE CORPORATION                                             6.25          12/01/2032              81,273
        100,000    PROTECTIVE LIFE SECURED TRUST                                       4.85          08/16/2010              99,675
        105,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                        5.10          12/14/2011             105,003
        180,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                       5.40          06/13/2035             170,992
         75,000    SAFECO CORPORATION                                                  4.88          02/01/2010              74,576
        180,000    ST PAUL TRAVELERS COMPANIES INCORPORATED                            5.50          12/01/2015             181,938
         75,000    TRANSATLANTIC HOLDINGS INCORPORATED                                 5.75          12/14/2015              75,506
        250,000    UNITEDHEALTH GROUP INCORPORATED                                     5.25          03/15/2011             251,255
        125,000    UNITEDHEALTH GROUP INCORPORATED                                     4.88          03/15/2015             121,481
        100,000    WELLPOINT INCORPORATED                                              5.00          01/15/2011              99,725
        100,000    WELLPOINT INCORPORATED                                              5.25          01/15/2016              99,643
         75,000    WELLPOINT INCORPORATED                                              5.85          01/15/2036              75,411
        100,000    WR BERKLEY CORPORATION                                              6.25          02/15/2037             102,625

                                                                                                                          4,670,149
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 0.18%
         50,000    BAXTER INTERNATIONAL INCORPORATED                                   5.90          09/01/2016              51,987
        250,000    BOSTON SCIENTIFIC CORPORATION                                       6.40          06/15/2016             258,805
        125,000    MEDTRONIC INCORPORATED SERIES B                                     4.38          09/15/2010             122,655
        225,000    RAYTHEON COMPANY                                                    4.85          01/15/2011             222,925
        250,000    XEROX CORPORATION                                                   6.75          02/01/2017             264,272

                                                                                                                            920,644
                                                                                                                   ----------------
METAL MINING - 0.03%
        150,000    SOUTHERN COPPER CORPORATION                                         7.50          07/27/2035             166,559
                                                                                                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
        360,000    GENERAL ELECTRIC COMPANY                                            5.00          02/01/2013             358,776
        200,000    TYCO INTERNATIONAL GROUP SA                                         6.38          10/15/2011             211,778

                                                                                                                            570,554
                                                                                                                   ----------------
MISCELLANEOUS RETAIL - 0.10%
         65,000    CVS CORPORATION                                                     4.00          09/15/2009              63,187
        250,000    CVS CORPORATION                                                     6.13          08/15/2016             261,381
        180,000    FEDERATED DEPARTMENT STORES INCORPORATED                            6.90          04/01/2029             185,369

                                                                                                                            509,937
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
MOTION PICTURES - 0.18%
$       180,000    NEWS AMERICA INCORPORATED                                           5.30%         12/15/2014    $        179,991
        450,000    NEWS AMERICA INCORPORATED                                           6.40          12/15/2035             464,419
        180,000    WALT DISNEY COMPANY                                                 6.38          03/01/2012             190,077
         75,000    WALT DISNEY COMPANY                                                 7.00          03/01/2032              87,794

                                                                                                                            922,281
                                                                                                                   ----------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.02%
         75,000    GOODRICH CORPORATION                                                7.63          12/15/2012              83,683
                                                                                                                   ----------------
NETWORKING PRODUCTS - 0.09%
        180,000    CISCO SYSTEMS INCORPORATED                                          5.25          02/22/2011             181,534
        275,000    CISCO SYSTEMS INCORPORATED                                          5.50          02/22/2016             279,859

                                                                                                                            461,393
                                                                                                                   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.22%
        100,000    ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES 04-1                     4.50          05/29/2009              98,918
        100,000    ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                      4.25          02/26/2010              97,517
        200,000    AMERICAN EXPRESS+/-                                                 6.80          09/01/2049             215,465
        200,000    AMERICAN EXPRESS CREDIT CORPORATION                                 3.00          05/16/2008             195,057
        100,000    AMERICAN EXPRESS CREDIT CORPORATION                                 5.30          12/02/2015             101,122
        180,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                     4.88          05/15/2010             179,207
        180,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                    5.40          12/01/2015             180,850
        300,000    BOEING CAPITAL CORPORATION                                          6.10          03/01/2011             311,577
        100,000    BRANCH BANKING & TRUST SERIES BKNT                                  5.63          09/15/2016             102,227
         50,000    CAPITAL ONE CAPITAL IV                                              6.75          02/17/2037              50,850
        115,000    CAPITAL ONE FINANCIAL CORPORATION SERIES MTN                        5.70          09/15/2011             116,912
        300,000    CAPITAL ONE FINANCIAL CORPORATION                                   4.80          02/21/2012             293,562
        180,000    CATERPILLAR FINANCIAL SERVICES CORPORATION                          4.30          06/01/2010             176,242
        275,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN               5.50          03/15/2016             278,226
         65,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF              4.75          02/17/2015              62,712
        325,000    CIT GROUP INCORPORATED                                              5.00          11/24/2008             324,439
         90,000    CIT GROUP INCORPORATED                                              5.40          02/13/2012              90,715
         50,000    CIT GROUP INCORPORATED+/-                                           6.10          03/15/2049              49,991
        275,000    CITIGROUP INCORPORATED                                              6.00          10/31/2033             285,827
        100,000    COUNTRYWIDE FINANCIAL CORPORATION                                   6.25          05/15/2016             101,777
        525,000    GENERAL ELECTRIC CAPITAL CORPORATION                                5.00          11/15/2011             524,509
        500,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                     5.00          01/08/2016             493,187
        450,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                    4.13          09/01/2009             441,397
        400,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                    6.75          03/15/2032             465,104
        200,000    HSBC FINANCE CAPITAL TRUST IX+/-                                    5.91          11/30/2035             204,065
        275,000    HSBC FINANCE CORPORATION                                            4.75          05/15/2009             273,710
        300,000    HSBC FINANCE CORPORATION                                            4.63          09/15/2010             296,415
        450,000    HSBC FINANCE CORPORATION                                            5.25          01/14/2011             452,856
        800,000    HSBC FINANCE CORPORATION                                            6.38          11/27/2012             849,449
        325,000    HSBC FINANCE CORPORATION                                            5.00          06/30/2015             317,415
        550,000    HSBC FINANCE CORPORATION SERIES MTN                                 4.13          03/11/2008             544,012
        325,000    INTERNATIONAL LEASE FINANCE CORPORATION<<                           5.00          04/15/2010             324,128
        250,000    JOHN DEERE CAPITAL CORPORATION                                      7.00          03/15/2012             270,568
        180,000    JPMORGAN CHASE CAPITAL XV                                           5.88          03/15/2035             177,900

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$       150,000    JPMORGAN CHASE CAPITAL XXII SERIES V                                6.45%         02/02/2037    $        156,212
        180,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE                        7.25          03/01/2012             196,824
                   CORPORATION SERIES MTNC
        150,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE                        8.00          03/01/2032             195,399
                   CORPORATION SERIES MTNC
        200,000    RESIDENTIAL CAPITAL CORPORATION                                     6.38          06/30/2010             201,748
        200,000    RESIDENTIAL CAPITAL CORPORATION                                     6.00          02/22/2011             198,955
        200,000    RESIDENTIAL CAPITAL CORPORATION                                     6.50          04/17/2013             201,933
         65,000    SLM CORPORATION SERIES MTN                                          5.63          08/01/2033              63,445
        325,000    SLM CORPORATION SERIES MTNA                                         4.00          01/15/2009             318,929
        300,000    SLM CORPORATION SERIES MTNA                                         5.00          10/01/2013             296,174
        180,000    TEXTRON FINANCIAL CORPORATION                                       4.60          05/03/2010             177,988
        175,000    TOYOTA MOTOR CREDIT CORPORATION                                     4.25          03/15/2010             172,146
        100,000    UNILEVER CAPITAL CORPORATION                                        7.13          11/01/2010             106,825
        100,000    UNILEVER CAPITAL CORPORATION                                        5.90          11/15/2032             102,521

                                                                                                                         11,337,007
                                                                                                                   ----------------
OIL & GAS EXTRACTION - 0.59%
        100,000    ANADARKO PETROLEUM CORPORATION                                      5.95          09/15/2016             101,376
        100,000    ANADARKO PETROLEUM CORPORATION                                      6.45          09/15/2036             101,862
        100,000    APACHE CORPORATION                                                  6.25          04/15/2012             104,979
         30,000    APACHE CORPORATION<<                                                5.63          01/15/2017              30,625
        100,000    APACHE CORPORATION                                                  6.00          01/15/2037             102,818
         65,000    CANADIAN NATURAL RESOURCES LIMITED                                  5.85          02/01/2035              62,485
        750,000    CONOCOPHILLIPS                                                      8.75          05/25/2010             833,595
        180,000    DEVON FINANCING CORPORATION ULC                                     6.88          09/30/2011             191,963
        120,000    DEVON FINANCING CORPORATION ULC                                     7.88          09/30/2031             146,755
        150,000    HALLIBURTON COMPANY                                                 5.50          10/15/2010             151,787
        180,000    HESS CORPORATION                                                    7.88          10/01/2029             215,120
        120,000    NEXEN INCORPORATED                                                  7.88          03/15/2032             146,246
        180,000    OCCIDENTAL PETROLEUM CORPORATION                                    6.75          01/15/2012             193,312
        100,000    PANHANDLE EASTERN PIPE LINE                                         4.80          08/15/2008              99,264
        250,000    PC FINANCIAL PARTNERSHIP                                            5.00          11/15/2014             242,071
         65,000    TALISMAN ENERGY INCORPORATED                                        5.13          05/15/2015              62,361
        125,000    XTO ENERGY INCORPORATED                                             4.90          02/01/2014             120,962
        125,000    XTO ENERGY INCORPORATED                                             6.10          04/01/2036             124,993

                                                                                                                          3,032,574
                                                                                                                   ----------------
PAPER & ALLIED PRODUCTS - 0.11%
        125,000    INTERNATIONAL PAPER COMPANY                                         4.00          04/01/2010             121,131
        180,000    INTERNATIONAL PAPER COMPANY                                         5.30          04/01/2015             175,045
         75,000    MEADWESTVACO CORPORATION                                            6.85          04/01/2012              79,768
        100,000    TEMPLE-INLAND INCORPORATED                                          7.88          05/01/2012             109,540
         75,000    WESTVACO CORPORATION                                                8.20          01/15/2030              87,386

                                                                                                                            572,870
                                                                                                                   ----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.23%
        300,000    CONOCOPHILLIPS HOLDING COMPANY                                      6.95          04/15/2029             348,028
        125,000    ENTERPRISE PRODUCTS OPERATING LP                                    4.95          06/01/2010             124,290
         65,000    ENTERPRISE PRODUCTS OPERATING LP SERIES B                           5.60          10/15/2014              65,250
        120,000    HESS CORPORATION                                                    7.30          08/15/2031             136,663

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (CONTINUED)
$      150,000     MARATHON OIL CORPORATION                                            6.00%         07/01/2012    $        155,457
       100,000     SEMPRA ENERGY                                                       6.00          02/01/2013             103,750
       100,000     SUNOCO INCORPORATED                                                 5.75          01/15/2017              99,684
       100,000     VALERO ENERGY CORPORATION                                           7.50          04/15/2032             117,721

                                                                                                                          1,150,843
                                                                                                                   ----------------
PIPELINES, EXCEPT NATURAL GAS - 0.19%
       100,000     BOARDWALK PIPELINES LP                                              5.88          11/15/2016             101,281
        75,000     CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                   7.88          04/01/2013              84,077
        65,000     ENBRIDGE ENERGY PARTNERS LP                                         5.88          12/15/2016              66,022
        75,000     ENTERPRISE PRODUCTS OPERATING LP SERIES B                           6.88          03/01/2033              81,597
       100,000     KANEB PIPE LINE OPERATING PARTNERSHIP LP                            5.88          06/01/2013             101,525
       100,000     KINDER MORGAN ENERGY PARTNERS LP                                    5.00          12/15/2013              97,350
       100,000     KINDER MORGAN ENERGY PARTNERS LP                                    5.80          03/15/2035              94,838
        50,000     PLAINS ALL AMERICAN PIPELINE LP++                                   6.13          01/15/2017              51,417
       200,000     PLAINS ALL AMERICAN PIPELINE LP++                                   6.65          01/15/2037             210,121
        75,000     TEXAS EASTERN TRANSMISSION LP                                       7.00          07/15/2032              85,559

                                                                                                                            973,787
                                                                                                                   ----------------
PRIMARY METAL INDUSTRIES - 0.09%
       250,000     ALCOA INCORPORATED                                                  6.50          06/01/2011             263,361
        25,000     ALCOA INCORPORATED                                                  5.55          02/01/2017              25,302
        50,000     ALCOA INCORPORATED                                                  5.90          02/01/2027              50,759
        75,000     ALCOA INCORPORATED                                                  6.75          01/15/2028              83,550
        25,000     ALCOA INCORPORATED                                                  5.95          02/01/2037              25,599

                                                                                                                            448,571
                                                                                                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.12%
       125,000     GANNETT COMPANY INCORPORATED                                        4.13          06/15/2008             123,350
        75,000     RR DONNELLEY & SONS COMPANY                                         4.95          05/15/2010              74,297
        20,000     RR DONNELLEY & SONS COMPANY                                         5.63          01/15/2012              20,291
        65,000     RR DONNELLEY & SONS COMPANY                                         5.50          05/15/2015              63,324
        50,000     RR DONNELLEY & SONS COMPANY                                         6.13          01/15/2017              51,014
       250,000     VIACOM CORPORATION                                                  7.70          07/30/2010             269,475

                                                                                                                            601,751
                                                                                                                   ----------------
RAILROAD TRANSPORTATION - 0.30%
       500,000     BURLINGTON NORTHERN SANTA FE CORPORATION                            4.88          01/15/2015             483,370
       300,000     CSX CORPORATION                                                     6.30          03/15/2012             313,224
       100,000     CSX CORPORATION<<                                                   6.00          10/01/2036             100,965
       275,000     NORFOLK SOUTHERN CORPORATION                                        5.59          05/17/2025             266,731
       360,000     UNION PACIFIC CORPORATION                                           4.88          01/15/2015             349,146

                                                                                                                          1,513,436
                                                                                                                   ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.27%
       200,000     HEALTH CARE PROPERTY INVESTORS INCORPORATED                         6.00          01/30/2017             202,258
        75,000     HEALTHCARE REALTY TRUST INCORPORATED                                8.13          05/01/2011              81,453
        75,000     LIBERTY PROPERTY LP                                                 5.50          12/15/2016              75,231
       100,000     PROLOGIS                                                            5.25          11/15/2010             100,308

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONTINUED)
$       300,000    PROLOGIS TRUST                                                      5.63%         11/15/2016    $        304,434
        100,000    REALTY INCOME CORPORATION                                           5.95          09/15/2016             103,376
         50,000    SIMON PROPERTY GROUP LP                                             5.00          03/01/2012              49,695
        300,000    SIMON PROPERTY GROUP LP                                             5.75          05/01/2012             307,923
        125,000    SIMON PROPERTY GROUP LP                                             5.75          12/01/2015             128,530
         50,000    SIMON PROPERTY GROUP LP                                             5.25          12/01/2016              49,584

                                                                                                                          1,402,792
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.91%
        600,000    BEAR STEARNS COMPANIES INCORPORATED                                 5.50          08/15/2011             608,342
        180,000    BEAR STEARNS COMPANIES INCORPORATED                                 5.30          10/30/2015             178,509
         25,000    BEAR STEARNS COMPANIES INCORPORATED                                 5.55          01/22/2017              24,963
        225,000    BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                     4.55          06/23/2010             221,530
        250,000    CREDIT SUISSE USA INCORPORATED                                      7.13          07/15/2032             299,594
        725,000    GOLDMAN SACHS GROUP INCORPORATED                                    6.60          01/15/2012             769,593
        275,000    GOLDMAN SACHS GROUP INCORPORATED                                    5.35          01/15/2016             272,756
        500,000    GOLDMAN SACHS GROUP INCORPORATED                                    5.75          10/01/2016             509,434
         70,000    GOLDMAN SACHS GROUP INCORPORATED                                    5.95          01/15/2027              69,736
        450,000    GOLDMAN SACHS GROUP INCORPORATED                                    6.35          02/15/2034             459,662
        800,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                               3.50          08/07/2008             782,306
        200,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                               5.50          04/04/2016             201,783
        200,000    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG<<                 4.80          03/13/2014             193,702
        725,000    MERRILL LYNCH & COMPANY INCORPORATED                                6.00          02/17/2009             737,276
        450,000    MERRILL LYNCH & COMPANY INCORPORATED                                5.45          07/15/2014             455,335
        250,000    MERRILL LYNCH & COMPANY INCORPORATED                                6.05          05/16/2016             259,941
        100,000    MERRILL LYNCH & COMPANY INCORPORATED                                6.22          09/15/2026             102,498
        300,000    MERRILL LYNCH & COMPANY INCORPORATED                                6.11          01/29/2037             299,602
        500,000    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                     5.77          07/25/2011             514,183
      1,100,000    MORGAN STANLEY                                                      3.88          01/15/2009           1,077,568
        500,000    MORGAN STANLEY                                                      6.60          04/01/2012             532,849
        525,000    MORGAN STANLEY                                                      5.38          10/15/2015             525,858
        120,000    MORGAN STANLEY                                                      7.25          04/01/2032             143,198
        500,000    MORGAN STANLEY SERIES EMTN<<                                        5.45          01/09/2017             496,663

                                                                                                                          9,736,881
                                                                                                                   ----------------
TRANSPORTATION BY AIR - 0.07%
         50,000    FEDEX CORPORATION                                                   5.50          08/15/2009              50,381
        120,000    LOCKHEED MARTIN CORPORATION                                         8.50          12/01/2029             162,651
        120,000    RAYTHEON COMPANY                                                    7.20          08/15/2027             142,968

                                                                                                                            356,000
                                                                                                                   ----------------
TRANSPORTATION EQUIPMENT - 0.66%
        180,000    BOEING COMPANY                                                      6.13          02/15/2033             198,363
        525,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                              4.05          06/04/2008             516,771
        500,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                              8.00          06/15/2010             538,980
        100,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                              5.88          03/15/2011             101,769
        330,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                              6.50          11/15/2013             346,760
        225,000    DAIMLERCHRYSLER NA HOLDING CORPORATION<<                            8.50          01/18/2031             281,090
        450,000    GENERAL DYNAMICS CORPORATION                                        3.00          05/15/2008             438,838

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
$       150,000    HONEYWELL INTERNATIONAL INCORPORATED                                7.50%         03/01/2010    $        160,462
        150,000    JOHNSON CONTROLS INCORPORATED                                       5.25          01/15/2011             150,366
        120,000    NORTHROP GRUMMAN CORPORATION                                        7.75          02/15/2031             151,545
        180,000    UNITED TECHNOLOGIES CORPORATION                                     4.38          05/01/2010             176,730
        100,000    UNITED TECHNOLOGIES CORPORATION                                     4.88          05/01/2015              97,854
        180,000    UNITED TECHNOLOGIES CORPORATION                                     7.50          09/15/2029             222,922

                                                                                                                          3,382,450
                                                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS - 0.03%
        180,000    JOHNSON & JOHNSON                                                   4.95          05/15/2033             172,347
                                                                                                                   ----------------
TOTAL CORPORATE BONDS & NOTES (COST $107,124,449)                                                                       110,885,448
                                                                                                                   ----------------
FOREIGN CORPORATE BONDS - 2.50%
        150,000    ALBERTA ENERGY COMPANY LIMITED                                      8.13          09/15/2030             185,474
        180,000    ALCAN INCORPORATED                                                  5.00          06/01/2015             174,202
        100,000    ALCAN INCORPORATED                                                  6.13          12/15/2033             100,845
        100,000    AMERICA MOVIL SA DE CV                                              4.13          03/01/2009              97,912
         75,000    ANADARKO FINANCE COMPANY SERIES B                                   6.75          05/01/2011              78,973
        325,000    ANADARKO FINANCE COMPANY SERIES B                                   7.50          05/01/2031             369,497
         75,000    ASTRAZENECA PLC                                                     5.40          06/01/2014              76,151
        150,000    AXA SA                                                              8.60          12/15/2030             197,852
         65,000    AXIS CAPITAL HOLDINGS LIMITED                                       5.75          12/01/2014              65,308
        250,000    BHP BILLITON FINANCE USA LIMITED                                    5.00          12/15/2010             249,436
        150,000    BHP BILLITON FINANCE USA LIMITED                                    5.25          12/15/2015             149,326
        100,000    BRITISH SKY BROADCASTING PLC                                        6.88          02/23/2009             103,027
        150,000    BRITISH TELECOMMUNICATIONS PLC                                      8.88          12/15/2030             210,875
        100,000    BURLINGTON RESOURCES FINANCE COMPANY                                6.50          12/01/2011             105,861
         65,000    CANADIAN NATURAL RESOURCES LIMITED                                  4.90          12/01/2014              62,714
        360,000    CANADIAN PACIFIC RAILWAY COMPANY                                    5.75          03/15/2033             360,427
         65,000    CELULOSA ARAUCO Y CONSTITUCION SA                                   5.63          04/20/2015              64,465
        275,000    CIT GROUP FUNDING COMPANY OF CANADA                                 4.65          07/01/2010             270,832
        275,000    CIT GROUP FUNDING COMPANY OF CANADA                                 5.20          06/01/2015             269,394
         25,000    CIT GROUP FUNDING COMPANY OF CANADA                                 5.60          11/02/2011              25,411
        325,000    CONOCO FUNDING COMPANY                                              6.35          10/15/2011             342,575
        150,000    CONOCOPHILLIPS CANADA                                               5.63          10/15/2016             153,398
        275,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                           5.75          03/23/2016             276,492
        325,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                           8.00          06/15/2010             352,877
        180,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                           8.25          06/15/2030             227,459
        125,000    DIAGEO CAPITAL PLC                                                  3.38          03/20/2008             122,586
        175,000    DIAGEO CAPITAL PLC                                                  4.38          05/03/2010             171,223
         75,000    DIAGEO CAPITAL PLC                                                  5.88          09/30/2036              74,969
        125,000    DIAGEO FINANCE BV                                                   5.30          10/28/2015             123,996
        100,000    ENCANA HOLDINGS FINANCE CORPORATION                                 5.80          05/01/2014             102,686
        100,000    FALCONBRIDGE LIMITED                                                6.00          10/15/2015             103,928
        250,000    FRANCE TELECOM SA                                                   7.75          03/01/2011             273,413
        225,000    FRANCE TELECOM SA                                                   8.50          03/01/2031             301,684
        100,000    HANSON PLC                                                          6.13          08/15/2016             103,791
        180,000    ING GROEP NV+/-                                                     5.78          12/31/2049             182,120
         75,000    LAFARGE SA                                                          6.15          07/15/2011              77,642

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS (CONTINUED)
$        50,000    LAFARGE SA                                                          6.50%         07/15/2016    $         52,971
        250,000    NORSK HYDRO ASA                                                     6.80          01/15/2028             283,583
         75,000    ORIX CORPORATION                                                    5.48          11/22/2011              75,352
         75,000    POTASH CORPORATION SASKATCHEWAN                                     5.88          12/01/2036              75,139
        200,000    ROYAL BANK CANADA                                                   5.65          07/20/2011             205,244
        360,000    ROYAL BANK OF SCOTLAND GROUP PLC                                    5.00          10/01/2014             353,152
      1,000,000    ROYAL BANK OF SCOTLAND GROUP PLC                                    6.40          04/01/2009           1,028,222
        100,000    ROYAL BANK OF SCOTLAND GROUP PLC+/-                                 7.65          12/31/2049             121,170
        120,000    ROYAL KPN NV                                                        8.00          10/01/2010             130,112
         75,000    ROYAL KPN NV                                                        8.38          10/01/2030              87,972
        225,000    SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                         7.63          09/14/2010             244,400
         75,000    SUNCOR ENERGY INCORPORATED                                          5.95          12/01/2034              77,579
        100,000    TALISMAN ENERGY                                                     6.25          02/01/2038              98,500
         65,000    TECK COMINCO LIMITED                                                6.13          10/01/2035              64,511
        300,000    TELECOM ITALIA CAPITAL SA                                           4.00          01/15/2010             289,525
        200,000    TELECOM ITALIA CAPITAL SA                                           5.25          10/01/2015             190,928
        150,000    TELECOM ITALIA CAPITAL SA                                           6.00          09/30/2034             140,231
         50,000    TELEFONICA EMISIONES SAU                                            5.98          06/20/2011              51,382
        150,000    TELEFONICA EMISIONES SAU                                            6.42          06/20/2016             157,680
        150,000    TELEFONICA EMISIONES SAU                                            7.05          06/20/2036             166,328
        180,000    TELEFONICA EUROPE BV                                                7.75          09/15/2010             194,473
        120,000    TELEFONICA EUROPE BV                                                8.25          09/15/2030             148,835
        350,000    TELEFONOS DE MEXICO SA DE CV                                        4.50          11/19/2008             345,164
         65,000    TELEFONOS DE MEXICO SA DE CV                                        5.50          01/27/2015              64,170
        180,000    TELUS CORPORATION                                                   8.00          06/01/2011             197,683
         65,000    TRANSCANADA PIPELINES LIMITED                                       4.88          01/15/2015              63,353
        100,000    TRANSCANADA PIPELINES LIMITED                                       5.60          03/31/2034              96,738
        120,000    TRANSOCEAN INCORPORATED                                             7.50          04/15/2031             140,891
        100,000    TYCO INTERNATIONAL GROUP SA                                         6.13          01/15/2009             101,935
         75,000    TYCO INTERNATIONAL GROUP SA                                         6.88          01/15/2029              90,509
        355,000    VALE OVERSEAS LIMITED                                               6.25          01/23/2017             364,926
        210,000    VALE OVERSEAS LIMITED                                               6.88          11/21/2036             221,394
        180,000    VODAFONE GROUP PLC                                                  4.63          07/15/2018             164,221
         75,000    VODAFONE GROUP PLC                                                  5.38          01/30/2015              74,392
        250,000    VODAFONE GROUP PLC                                                  7.88          02/15/2030             299,460
         25,000    WEATHERFORD INTERNATIONAL INCORPORATED                              6.50          08/01/2036              25,800
        100,000    XL CAPITAL LIMITED                                                  5.25          09/15/2014              99,346

TOTAL FOREIGN CORPORATE BONDS@ (COST $12,279,220)                                                                        12,796,092
                                                                                                                   ----------------
FOREIGN GOVERNMENT BONDS - 24.47%
        193,000    AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                          6.00          02/15/2017             155,601
         98,000    AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                          6.50          05/15/2013              80,004
         98,000    AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                          5.75          06/15/2011              76,875
         98,000    AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                          7.50          09/15/2009              79,977
        135,000    BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                             5.50          03/28/2028             212,549
      1,364,000    BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                             5.00          09/28/2012           1,899,972
        615,200    BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                             5.50          09/28/2017             916,368
        742,300    BELGIUM GOVERNMENT BOND SERIES 42 (EUR)                             3.00          09/28/2008             969,572

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
$       555,000    BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                             4.25%         09/28/2014    $        747,964
         76,900    BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                             5.00          03/28/2035             115,707
        155,100    BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                             3.00          03/28/2010             200,059
            300    BUNDESOBLIGATION SERIES 141 (EUR)                                   4.25          02/15/2008                 398
        334,700    BUNDESOBLIGATION SERIES 143 (EUR)                                   3.50          10/10/2008             440,134
        110,200    BUNDESOBLIGATION SERIES 145 (EUR)                                   3.50          10/09/2009             144,472
      1,100,000    BUNDESREPUBLIC DEUTSCHLAND SERIES 06 (EUR)                          4.00          07/04/2016           1,460,892
        451,500    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                          5.25          07/04/2010             622,239
        740,200    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                          5.25          01/04/2011           1,025,795
        348,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                          6.25          01/04/2030             604,581
      1,213,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                          5.00          07/04/2012           1,687,840
        610,400    BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                          4.25          01/04/2014             822,367
        657,200    BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                          4.75          07/04/2034             959,631
      1,008,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                          3.75          01/04/2015           1,317,136
        484,200    BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                          3.50          01/04/2016             619,946
        250,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                          4.00          01/04/2037             325,467
        653,500    BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                          6.25          01/04/2024           1,090,582
        258,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                          4.13          07/04/2008             343,046
        519,300    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                          4.75          07/04/2008             694,320
        211,100    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                          5.63          01/04/2028             337,708
        324,100    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                          3.75          01/04/2009             427,910
        159,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                          4.00          07/04/2009             210,951
      1,167,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                          4.50          07/04/2009           1,565,396
        266,800    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                          5.38          01/04/2010             366,807
        476,000    CANADIAN GOVERNMENT BOND (CAD)                                      5.50          06/01/2010             426,145
        952,000    CANADIAN GOVERNMENT BOND (CAD)                                      5.25          06/01/2013             870,857
        450,000    CANADIAN GOVERNMENT BOND (CAD)                                      4.00          06/01/2016             383,862
        450,000    CANADIAN GOVERNMENT BOND (CAD)                                      5.75          06/01/2033             486,436
         95,000    CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                           8.00          06/01/2023             118,138
        293,000    CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                          8.00          06/01/2027             382,040
        301,000    CANADIAN GOVERNMENT BOND SERIES WH31 (CAD)                          6.00          06/01/2008             263,504
      1,882,400    DENMARK GOVERNMENT BOND (DKK)                                       4.00          08/15/2008             334,204
      1,415,700    DENMARK GOVERNMENT BOND (DKK)                                       6.00          11/15/2011             273,620
        923,100    DENMARK GOVERNMENT BOND (DKK)                                       4.00          11/15/2015             164,769
        473,000    DENMARK GOVERNMENT BOND (DKK)                                       7.00          11/10/2024             114,360
        454,100    FRANCE GOVERNMENT BOND OAT (EUR)                                    5.25          04/25/2008             609,441
        750,000    FRANCE GOVERNMENT BOND OAT (EUR)                                    4.00          04/25/2009             994,415
        950,000    FRANCE GOVERNMENT BOND OAT (EUR)                                    5.50          04/25/2010           1,315,424
        469,200    FRANCE GOVERNMENT BOND OAT (EUR)                                    5.00          04/25/2012             651,879
        800,000    FRANCE GOVERNMENT BOND OAT (EUR)                                    4.75          10/25/2012           1,102,072
        370,700    FRANCE GOVERNMENT BOND OAT (EUR)                                    8.50          12/26/2012             605,834
        940,000    FRANCE GOVERNMENT BOND OAT (EUR)                                    4.00          04/25/2014           1,247,715
      1,275,300    FRANCE GOVERNMENT BOND OAT (EUR)                                    5.00          10/25/2016           1,820,972
        650,000    FRANCE GOVERNMENT BOND OAT (EUR)                                    8.50          10/25/2019           1,233,947
        619,300    FRANCE GOVERNMENT BOND OAT (EUR)                                    6.00          10/25/2025           1,018,813
      1,141,400    FRANCE GOVERNMENT BOND OAT (EUR)                                    4.75          04/25/2035           1,661,832
        966,700    FRENCH TREASURY NOTE BTAN (EUR)                                     3.00          07/12/2008           1,263,608
        652,500    FRENCH TREASURY NOTE BTAN (EUR)                                     3.00          01/12/2011             835,964

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
$           400    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             6.00%         11/01/2007    $            536
      1,215,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             3.50          09/15/2008           1,600,502
      1,550,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             3.00          02/01/2009           2,017,219
      1,024,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             3.00          01/15/2010           1,322,273
      1,317,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             5.00          02/01/2012           1,822,966
      1,047,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             4.25          02/01/2015           1,403,625
        425,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             3.75          08/01/2016             546,208
      1,111,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             4.25          02/01/2019           1,477,442
        226,400    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             9.00          11/01/2023             465,228
      1,285,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             6.50          11/01/2027           2,185,925
        753,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             5.00          08/01/2034           1,090,209
        490,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             4.00          02/01/2037             604,651
    100,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 26 (JPY)                     0.20          03/20/2008             840,187
    463,150,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 27 (JPY)                     0.20          06/20/2008           3,885,802
    767,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 33 (JPY)                     0.60          12/20/2008           6,455,761
    150,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 35 (JPY)                     0.60          03/20/2009           1,261,049
    312,700,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                     0.50          12/20/2009           2,608,817
    387,850,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                     1.70          03/22/2010           3,347,475
    292,650,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                     1.80          12/20/2010           2,539,908
    446,400,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                     1.50          12/20/2011           3,826,117
    215,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                     1.50          03/20/2012           1,841,436
    320,400,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                     1.10          09/20/2012           2,682,561
    275,150,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                     0.70          03/20/2013           2,241,507
    110,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                     1.60          09/20/2013             943,981
    320,650,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                     1.50          03/20/2014           2,725,815
    279,650,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                     1.30          03/20/2015           2,327,724
    150,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                     1.60          03/20/2016           1,271,961
    155,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                     1.70          12/20/2016           1,322,091
    124,800,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                   2.30          03/20/2035           1,058,127
     25,000,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                   2.30          12/20/2036             211,907
    253,250,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                   3.70          09/21/2015           2,517,565
    211,850,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                   1.50          03/20/2019           1,737,100
     94,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                   2.40          06/20/2024             843,154
    360,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                   2.00          12/20/2024           3,045,106
    118,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                   2.20          09/20/2026           1,020,561
        325,300    NETHERLANDS GOVERNMENT BOND (EUR)                                   5.25          07/15/2008             437,700
        155,500    NETHERLANDS GOVERNMENT BOND (EUR)                                   2.75          01/15/2009             201,595
        778,700    NETHERLANDS GOVERNMENT BOND (EUR)                                   5.50          07/15/2010           1,081,200
        296,500    NETHERLANDS GOVERNMENT BOND (EUR)                                   3.75          07/15/2014             387,523
         84,300    NETHERLANDS GOVERNMENT BOND (EUR)                                   7.50          01/15/2023             155,631
        406,500    NETHERLANDS GOVERNMENT BOND (EUR)                                   5.50          01/15/2028             640,832
         90,200    NETHERLANDS GOVERNMENT BOND (EUR)                                   4.00          01/15/2037             116,986
      1,100,000    SPAIN GOVERNMENT BOND (EUR)                                         3.60          01/31/2009           1,447,151
        862,000    SPAIN GOVERNMENT BOND (EUR)                                         4.00          01/31/2010           1,144,421
      1,093,000    SPAIN GOVERNMENT BOND (EUR)                                         5.00          07/30/2012           1,519,809
      1,000,000    SPAIN GOVERNMENT BOND (EUR)                                         6.15          01/31/2013           1,474,698
        502,000    SPAIN GOVERNMENT BOND (EUR)                                         4.40          01/31/2015             682,928
        142,000    SPAIN GOVERNMENT BOND (EUR)                                         5.50          07/30/2017             211,211

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED  FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
$       250,000    SPAIN GOVERNMENT BOND (EUR)                                         5.75%         07/30/2032    $        412,441
         81,000    SPAIN GOVERNMENT BOND (EUR)                                         4.20          01/31/2037             108,012
      1,890,000    SWEDEN GOVERNMENT BOND SERIES 1040 (SEK)                            6.50          05/05/2008             279,232
      2,300,000    SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                            6.75          05/05/2014             388,609
      1,320,000    SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                            5.25          03/15/2011             199,002
        440,000    SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                            5.00          12/01/2020              71,077
        520,000    UNITED KINGDOM GILT (GBP)                                           5.00          03/07/2008           1,017,775
        250,000    UNITED KINGDOM GILT (GBP)                                           4.00          03/07/2009             478,985
        400,100    UNITED KINGDOM GILT (GBP)                                           4.75          06/07/2010             774,924
        300,800    UNITED KINGDOM GILT (GBP)                                           9.00          07/12/2011             679,276
        585,000    UNITED KINGDOM GILT (GBP)                                           5.00          09/07/2014           1,154,362
        575,000    UNITED KINGDOM GILT (GBP)                                           4.75          09/07/2015           1,120,894
        250,000    UNITED KINGDOM GILT (GBP)                                           4.00          09/07/2016             461,525
        470,000    UNITED KINGDOM GILT (GBP)                                           4.75          03/07/2020             930,429
        330,000    UNITED KINGDOM GILT (GBP)                                           6.00          12/07/2028             787,418
        819,200    UNITED KINGDOM GILT (GBP)                                           4.25          06/07/2032           1,589,470
        613,900    UNITED KINGDOM GILT (GBP)                                           4.75          12/07/2038           1,316,292

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $121,893,416)                                                                     125,066,021
                                                                                                                   ----------------

AGENCY NOTES - INTEREST BEARING - 6.37%

FEDERAL FARM CREDIT BANK - 0.02%
        100,000    FFCB                                                                5.00          10/23/2009             100,377
                                                                                                                   ----------------

FEDERAL HOME LOAN BANK - 1.99%
      1,000,000    FHLB                                                                3.75          08/18/2009             976,070
      1,000,000    FHLB                                                                4.38          03/17/2010             989,239
      1,000,000    FHLB<<                                                              4.75          12/16/2016             986,696
      2,050,000    FHLB<<                                                              5.00          10/16/2009           2,047,464
        100,000    FHLB                                                                5.13          08/14/2013             101,676
      1,200,000    FHLB<<                                                              5.38          08/19/2011           1,226,711
        100,000    FHLB                                                                5.50          10/19/2016             100,384
        100,000    FHLB                                                                5.55          10/19/2009             100,001
        800,000    FHLB SERIES 363                                                     4.50          11/15/2012             787,310
      1,000,000    FHLB SERIES 439<<                                                   3.63          11/14/2008             980,819
        400,000    FHLB SERIES 467<<                                                   5.25          06/18/2014             410,446
        250,000    FHLB SERIES 656                                                     5.38          05/18/2016             258,725
      1,200,000    FHLB SERIES 658<<                                                   5.13          06/18/2008           1,203,523

                                                                                                                         10,169,064
                                                                                                                   ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.02%
      2,000,000    FHLMC<<                                                             3.88          06/15/2008           1,974,186
        650,000    FHLMC                                                               4.75          01/19/2016             643,575
      1,000,000    FHLMC                                                               4.88          02/17/2009           1,000,463
      1,000,000    FHLMC<<                                                             5.13          04/18/2011           1,011,515
        250,000    FHLMC<<                                                             5.20          03/05/2019             246,097
        150,000    FHLMC<<                                                             5.25          10/06/2011             149,824
      1,500,000    FHLMC<<                                                             5.25          12/05/2011           1,494,612
        650,000    FHLMC<<                                                             5.25          04/18/2016             666,766
        150,000    FHLMC                                                               5.38          12/27/2011             149,692

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED  FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$       250,000    FHLMC                                                               5.45%         09/02/2011    $        250,463
        150,000    FHLMC                                                               5.55          10/04/2016             152,060
        350,000    FHLMC                                                               5.60          05/22/2009             350,167
        250,000    FHLMC                                                               5.60          09/26/2013             250,788
        100,000    FHLMC                                                               5.60          10/17/2013             100,377
        250,000    FHLMC                                                               5.75          05/11/2011             250,129
        100,000    FHLMC                                                               6.00          10/20/2021             100,296
        200,000    FHLMC<<                                                             6.25          07/15/2032             232,832
        300,000    FHLMC<<                                                             6.75          03/15/2031             367,228
        500,000    FHLMC<<                                                             6.88          09/15/2010             533,675
        250,000    FHLMC SERIES MTN                                                    3.29          06/16/2009             241,249
        150,000    FHLMC SERIES MTN<<                                                  5.00          12/14/2018             147,894

                                                                                                                         10,313,888
                                                                                                                   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.34%
      1,000,000    FNMA                                                                3.88          07/15/2008             986,751
      1,000,000    FNMA                                                                4.25          08/15/2010             983,519
      1,250,000    FNMA                                                                5.00          09/15/2008           1,253,054
        950,000    FNMA<<                                                              5.00          03/15/2016             956,761
      1,000,000    FNMA                                                                5.25          08/01/2012           1,013,383
      1,000,000    FNMA<<                                                              5.25          09/15/2016           1,025,137
        200,000    FNMA                                                                5.45          10/18/2021             202,574
        100,000    FNMA                                                                5.50          09/29/2008             100,024
         75,000    FNMA                                                                5.63          11/15/2021              75,815
      2,000,000    FNMA<<                                                              6.00          05/15/2008           2,024,068
        350,000    FNMA                                                                6.00          09/26/2013             350,120
        400,000    FNMA                                                                6.00          08/22/2016             403,691
        250,000    FNMA                                                                6.00          10/11/2016             249,906
        200,000    FNMA                                                                6.21          08/06/2038             232,135
      1,000,000    FNMA<<                                                              6.63          09/15/2009           1,042,449
        300,000    FNMA<<                                                              6.63          11/15/2030             361,552
        500,000    FNMA                                                                7.25          05/15/2030             644,408
         50,000    FNMA SERIES 1                                                       5.50          11/17/2016              50,049

                                                                                                                         11,955,396
                                                                                                                   ----------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $32,061,160)                                                                 32,538,725
                                                                                                                   ----------------

AGENCY SECURITIES - 25.75%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.15%
      1,000,000    FHLMC                                                               6.63          09/15/2009           1,042,206
        800,000    FHLMC                                                               4.88          11/15/2013             801,207
      7,403,578    FHLMC #A11964<<                                                     5.00          08/01/2033           7,203,414
      1,662,148    FHLMC #A15183<<                                                     6.00          11/01/2033           1,682,949
      1,283,095    FHLMC #A15966<<                                                     5.00          11/01/2033           1,248,405
      1,882,701    FHLMC #A16693<<                                                     5.50          12/01/2033           1,872,626
      1,412,301    FHLMC #A19717<<                                                     5.00          03/01/2034           1,373,319
      2,870,045    FHLMC #A24888<<                                                     6.00          07/01/2034           2,902,405
      2,471,534    FHLMC #A29757<<                                                     5.50          01/01/2035           2,454,823
      2,039,120    FHLMC #A35253<<                                                     5.50          06/01/2035           2,025,332

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$     2,287,738    FHLMC #A36541<<                                                     5.00%         08/01/2035    $      2,222,233
      1,770,360    FHLMC #A41694<<                                                     5.50          01/01/2036           1,758,389
      3,506,228    FHLMC #A47041<<                                                     5.00          09/01/2035           3,405,834
      5,793,905    FHLMC #E01425<<                                                     4.50          08/01/2018           5,626,778
        587,138    FHLMC #E95352                                                       4.50          04/01/2018             570,150
      1,570,822    FHLMC #G02074                                                       5.50          02/01/2036           1,560,201
        499,950    FHLMC #G08190                                                       4.50          01/01/2037             471,898
      1,211,567    FHLMC #G11950                                                       4.50          10/01/2018           1,176,514
      2,500,000    FHLMC TBA%%                                                         5.00          03/01/2022           2,465,625
      1,750,000    FHLMC TBA%%                                                         6.00          03/01/2022           1,776,796
      5,000,000    FHLMC TBA%%                                                         5.50          03/01/2037           4,960,940
      3,250,000    FHLMC TBA%%                                                         6.00          03/01/2037           3,279,452

                                                                                                                         51,881,496
                                                                                                                   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.17%
      1,000,000    FNMA<<                                                              7.25          01/15/2010           1,064,729
      1,000,000    FNMA                                                                6.00          05/15/2011           1,044,577
      1,700,000    FNMA<<                                                              6.13          03/15/2012           1,797,351
        600,000    FNMA<<                                                              4.63          10/15/2013             592,525
        300,000    FNMA^                                                               5.01          06/01/2017             180,573
        200,000    FNMA^                                                               5.44          10/09/2019             101,621
        500,000    FNMA<<                                                              7.13          01/15/2030             634,056
        710,516    FNMA #255407                                                        5.00          09/01/2024             696,150
        802,549    FNMA #255857                                                        5.50          08/01/2025             801,172
      1,566,402    FNMA #545414<<                                                      5.50          01/01/2017           1,574,977
        973,597    FNMA #725690                                                        6.00          08/01/2034             984,072
        234,602    FNMA #753669                                                        6.00          11/01/2033             237,397
      2,420,956    FNMA #767097                                                        4.00          06/01/2019           2,293,304
      1,012,095    FNMA #776966                                                        5.00          04/01/2034             984,413
      3,343,604    FNMA #777075<<                                                      5.00          04/01/2034           3,254,371
        796,801    FNMA #779510                                                        5.00          06/01/2019             787,410
      3,740,345    FNMA #793607<<                                                      5.00          09/01/2019           3,696,263
        919,194    FNMA #793675                                                        6.00          09/01/2034             929,083
      1,028,330    FNMA #794514                                                        5.00          10/01/2019           1,016,210
        870,714    FNMA #796334                                                        6.00          10/01/2034             880,082
      1,008,670    FNMA #804666                                                        6.00          11/01/2034           1,019,522
      2,761,497    FNMA #805412<<                                                      5.50          01/01/2035           2,741,974
        700,469    FNMA #812338                                                        6.00          03/01/2035             707,043
         97,162    FNMA #821030                                                        4.50          05/01/2035              91,715
        305,042    FNMA #822651                                                        4.50          04/01/2035             287,941
        696,980    FNMA #830957                                                        5.50          08/01/2035             692,053
      1,399,414    FNMA #831625<<                                                      7.00          06/01/2036           1,438,391
         57,112    FNMA #832199                                                        4.50          07/01/2035              53,910
      2,159,274    FNMA #832799                                                        5.00          09/01/2035           2,098,145
      1,532,307    FNMA #834657<<                                                      5.50          08/01/2035           1,521,474
      5,038,744    FNMA #835284<<                                                      5.50          09/01/2035           5,003,122
      3,514,093    FNMA #835331<<                                                      5.50          08/01/2035           3,489,250

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$       599,032    FNMA #836958                                                        4.50%         10/01/2035    $        565,450
      3,434,856    FNMA #839064<<                                                      6.00          01/01/2036           3,467,090
      1,357,903    FNMA #843901<<                                                      4.50          09/01/2035           1,281,780
      1,466,772    FNMA #851264<<                                                      5.50          05/01/2021           1,470,208
      3,026,001    FNMA #895995<<                                                      6.50          07/01/2036           3,085,035
      1,453,851    FNMA #897130                                                        6.50          09/01/2036           1,482,215
      1,016,668    FNMA #904015                                                        6.00          01/01/2037           1,025,531
      1,187,585    FNMA #904601<<                                                      6.00          11/01/2036           1,197,925
      1,995,571    FNMA #908249                                                        6.50          12/01/2036           2,034,503
      1,000,000    FNMA TBA%%                                                          4.00          03/01/2022             946,250
      3,500,000    FNMA TBA%%                                                          5.50          03/01/2022           3,507,658
      1,500,000    FNMA TBA%%                                                          6.00          03/01/2022           1,522,968
        500,000    FNMA TBA%%                                                          5.00          03/01/2037             485,313
      1,500,000    FNMA TBA%%                                                          5.50          03/01/2037           1,487,813
      1,000,000    FNMA TBA%%                                                          6.50          03/01/2037           1,019,375

                                                                                                                         67,273,990
                                                                                                                   ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.43%
      2,462,995    GNMA #520782<<                                                      5.00          03/15/2035           2,409,287
      1,349,779    GNMA #605373<<                                                      5.50          09/15/2034           1,349,172
      1,941,457    GNMA #633305<<                                                      5.50          12/15/2035           1,939,899
      1,401,667    GNMA #648391<<                                                      5.50          11/15/2035           1,400,542
      1,220,716    GNMA #654920<<                                                      6.00          06/15/2036           1,239,323
      2,500,000    GNMA TBA%%                                                          6.00          03/01/2037           2,537,500
      1,500,000    GNMA TBA%%                                                          6.50          03/01/2037           1,538,438

                                                                                                                         12,414,161
                                                                                                                   ----------------
TOTAL AGENCY SECURITIES (COST $129,614,938)                                                                             131,569,647
                                                                                                                   ----------------
US TREASURY SECURITIES - 18.14%

US TREASURY BONDS - 5.11%
      2,000,000    US TREASURY BOND<<                                                  7.50          11/15/2016           2,450,546
      2,500,000    US TREASURY BOND<<                                                  8.75          05/15/2017           3,333,790
      1,000,000    US TREASURY BOND                                                    8.88          08/15/2017           1,349,219
        500,000    US TREASURY BOND                                                    9.13          05/15/2018             693,828
      4,400,000    US TREASURY BOND<<                                                  8.88          02/15/2019           6,077,157
        400,000    US TREASURY BOND                                                    8.75          08/15/2020             558,719
      1,100,000    US TREASURY BOND<<                                                  8.00          11/15/2021           1,474,343
      1,750,000    US TREASURY BOND<<                                                  6.25          08/15/2023           2,041,622
        500,000    US TREASURY BOND                                                    6.88          08/15/2025             627,578
      1,925,000    US TREASURY BOND<<                                                  6.00          02/15/2026           2,215,706
        600,000    US TREASURY BOND                                                    6.63          02/15/2027             741,703
      1,900,000    US TREASURY BOND<<                                                  6.13          11/15/2027           2,237,250
        600,000    US TREASURY BOND                                                    5.50          08/15/2028             658,640
        500,000    US TREASURY BOND<<                                                  6.25          05/15/2030             605,156
      1,100,000    US TREASURY BOND<<                                                  4.50          02/15/2036           1,066,828

                                                                                                                         26,132,085
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
US TREASURY NOTES - 13.03%
$     3,000,000    US TREASURY NOTE<<                                                  4.63%         03/31/2008    $      2,991,915
      4,500,000    US TREASURY NOTE<<                                                  5.00          07/31/2008           4,515,291
      2,000,000    US TREASURY NOTE                                                    3.25          08/15/2008           1,958,594
      3,000,000    US TREASURY NOTE<<                                                  3.13          10/15/2008           2,926,992
      1,500,000    US TREASURY NOTE<<                                                  4.88          10/31/2008           1,503,984
      2,000,000    US TREASURY NOTE<<                                                  4.63          11/30/2008           1,998,282
      6,000,000    US TREASURY NOTE<<                                                  4.75          12/31/2008           6,008,436
      2,000,000    US TREASURY NOTE<<                                                  4.88          01/31/2009           2,007,812
      2,500,000    US TREASURY NOTE                                                    4.75          02/28/2009           2,505,470
      5,000,000    US TREASURY NOTE<<                                                  2.63          03/15/2009           4,808,985
      2,000,000    US TREASURY NOTE<<                                                  4.00          06/15/2009           1,974,140
      4,300,000    US TREASURY NOTE<<                                                  3.38          09/15/2009           4,176,040
      2,600,000    US TREASURY NOTE<<                                                  4.00          03/15/2010           2,561,000
      2,650,000    US TREASURY NOTE<<                                                  3.88          09/15/2010           2,595,344
      3,000,000    US TREASURY NOTE<<                                                  4.75          03/31/2011           3,026,367
      2,500,000    US TREASURY NOTE<<                                                  5.00          08/15/2011           2,551,758
      3,000,000    US TREASURY NOTE<<                                                  4.63          10/31/2011           3,012,891
      2,800,000    US TREASURY NOTE<<                                                  4.63          12/31/2011           2,812,141
      3,000,000    US TREASURY NOTE<<                                                  4.75          01/31/2012           3,030,351
      2,000,000    US TREASURY NOTE                                                    4.63          02/29/2012           2,010,468
      3,300,000    US TREASURY NOTE<<                                                  4.00          11/15/2012           3,219,176
      2,000,000    US TREASURY NOTE<<                                                  4.25          11/15/2013           1,968,594
      2,000,000    US TREASURY NOTE<<                                                  4.25          11/15/2014           1,962,500
        450,000    US TREASURY NOTE<<                                                  4.88          08/15/2016             460,441

                                                                                                                         66,586,972
                                                                                                                   ----------------

TOTAL US TREASURY SECURITIES (COST $91,488,162)                                                                          92,719,057
                                                                                                                   ----------------
COLLATERAL FOR SECURITIES LENDING - 35.80%

COLLATERAL INVESTED IN OTHER ASSETS - 35.80%
        571,949    AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                            5.40          11/21/2007             572,469
      1,658,651    AMERICAN GENERAL FINANCE CORPORATION+++/-                           5.37          03/14/2008           1,659,016
         17,158    AMERICAN GENERAL FINANCE CORPORATION+/-                             5.42          06/27/2007              17,167
          6,291    AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47          01/18/2008               6,299
         47,472    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                  5.32          07/10/2007              47,476
         57,195    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                  5.46          09/27/2007              57,251
         56,280    AMSTEL FUNDING CORPORATION                                          5.31          03/15/2007              56,165
        429,991    AMSTEL FUNDING CORPORATION                                          5.31          04/16/2007             427,110
        199,152    AMSTEL FUNDING CORPORATION                                          5.31          04/20/2007             197,703
        714,650    ASIF GLOBAL FINANCING+++/-                                          5.40          05/03/2007             714,757
         85,792    ATLAS CAPITAL FUNDING CORPORATION++                                 5.29          05/21/2007              84,781
      1,429,871    ATLAS CAPITAL FUNDING CORPORATION+++/-                              5.33          05/10/2007           1,429,871
      1,143,897    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                   5.30          04/25/2007           1,143,931
      1,429,871    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                  5.37          10/25/2007           1,429,886
      1,930,155    ATOMIUM FUNDING LLC++                                               5.33          05/11/2007           1,910,216
      3,031,327    BEAR STEARNS & COMPANY+/-                                           5.38          08/22/2007           3,031,327
      1,429,871    BEAR STEARNS & COMPANY+/-                                           5.39          10/05/2007           1,429,871
        294,553    BEAR STEARNS & COMPANY+/-                                           5.94          09/27/2007             295,688

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    15,156,635    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
                   (MATURITY VALUE $ 15,158,892)                                       5.36%         03/01/2007    $     15,156,635
      5,719,485    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
                   (MATURITY VALUE $ 5,720,337)                                        5.36          03/01/2007           5,719,485
      2,602,366    BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                   5.44          10/03/2007           2,604,526
        857,923    BETA FINANCE INCORPORATED SERIES MTN+++/-                           5.33          07/17/2007             858,137
      7,435,330    BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $ 7,436,437)       5.36          03/01/2007           7,435,330
        255,261    BUCKINGHAM CDO LLC                                                  5.30          03/15/2007             254,740
        671,010    CAIRN HIGH GRADE FUNDING I LLC                                      5.29          03/01/2007             671,010
        400,364    CAIRN HIGH GRADE FUNDING I LLC++                                    5.30          03/22/2007             399,139
        120,109    CAIRN HIGH GRADE FUNDING I LLC                                      5.31          03/08/2007             119,987
        288,262    CAIRN HIGH GRADE FUNDING I LLC++                                    5.31          03/14/2007             287,714
        743,533    CAIRN HIGH GRADE FUNDING I LLC++                                    5.32          04/23/2007             737,800
        571,949    CAIRN HIGH GRADE FUNDING I LLC                                      5.32          05/08/2007             566,286
      1,029,507    CAIRN HIGH GRADE FUNDING I LLC                                      5.32          05/10/2007           1,019,017
        847,056    CAIRN HIGH GRADE FUNDING I LLC++                                    5.32          05/14/2007             837,933
         22,306    CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                       5.43          08/20/2007              22,321
      1,429,871    CBA (DELAWARE) FINANCE INCORPORATED                                 5.31          05/31/2007           1,410,968
        468,140    CEDAR SPRINGS CAPITAL COMPANY++                                     5.28          03/02/2007             468,070
      1,042,605    CEDAR SPRINGS CAPITAL COMPANY++                                     5.29          03/05/2007           1,042,000
        436,511    CEDAR SPRINGS CAPITAL COMPANY                                       5.29          03/29/2007             434,730
         27,454    CEDAR SPRINGS CAPITAL COMPANY++                                     5.30          03/07/2007              27,430
      1,429,871    CEDAR SPRINGS CAPITAL COMPANY++                                     5.30          03/16/2007           1,426,740
      2,500,502    CEDAR SPRINGS CAPITAL COMPANY++                                     5.30          04/10/2007           2,485,949
        142,758    CEDAR SPRINGS CAPITAL COMPANY++                                     5.31          03/12/2007             142,530
      1,738,666    CEDAR SPRINGS CAPITAL COMPANY                                       5.31          04/16/2007           1,727,017
      1,713,672    CEDAR SPRINGS CAPITAL COMPANY++                                     5.31          05/08/2007           1,696,707
        168,668    CEDAR SPRINGS CAPITAL COMPANY                                       5.32          04/18/2007             167,489
         37,177    CHEYNE FINANCE LLC                                                  5.29          03/22/2007              37,063
         83,905    CHEYNE FINANCE LLC++                                                5.30          03/01/2007              83,905
         57,195    CHEYNE FINANCE LLC++                                                5.31          04/17/2007              56,804
        571,949    CHEYNE FINANCE LLC                                                  5.32          05/14/2007             565,789
        257,377    CHEYNE FINANCE LLC                                                  5.32          06/07/2007             253,712
      1,143,897    CHEYNE FINANCE LLC                                                  5.32          07/17/2007           1,121,008
      1,143,897    CHEYNE FINANCE LLC                                                  5.32          07/18/2007           1,120,847
      1,429,871    CHEYNE FINANCE LLC+++/-                                             5.32          02/25/2008           1,429,328
      4,575,588    CHEYNE FINANCE LLC                                                  5.32          06/18/2007           4,503,111
        600,546    CHEYNE FINANCE LLC++                                                5.33          04/13/2007             596,787
        743,533    CHEYNE FINANCE LLC                                                  5.33          05/11/2007             735,852
        571,949    CIT GROUP INCORPORATED+/-                                           5.43          12/19/2007             572,538
         61,370    CIT GROUP INCORPORATED+/-                                           5.58          05/18/2007              61,404
      3,193,711    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $ 3,194,187)         5.36          03/01/2007           3,193,710
      3,260,106    COBBLER FUNDING LIMITED                                             5.29          03/15/2007           3,253,456
        228,779    COMERICA BANK+/-                                                    5.34          07/20/2007             228,826
      4,870,141    CORPORATE ASSET SECURITIZATION AUSTRALIA++                          5.31          03/13/2007           4,861,619
        257,377    CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-           5.46          04/05/2007             257,403
        130,976    CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-           5.73          10/29/2007             131,360

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       285,974    CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES YCD+/-           5.36%         03/27/2007    $        285,906
         14,299    CROWN POINT CAPITAL COMPANY                                         5.32          04/17/2007              14,201
      6,928,355    DEER VALLEY FUNDING LLC                                             5.29          03/07/2007           6,922,328
      1,429,871    DEER VALLEY FUNDING LLC                                             5.30          03/19/2007           1,426,125
        130,118    DEUTSCHE BANK AG SERIES YCD+/-                                      5.34          03/15/2007             130,026
         48,387    FCAR OWNER TRUST SERIES II                                          5.32          06/22/2007              47,592
      1,143,897    FCAR OWNER TRUST SERIES II                                          5.33          06/11/2007           1,126,944
        371,767    FCAR OWNER TRUST SERIES II                                          5.33          07/20/2007             364,168
        571,949    FCAR OWNER TRUST SERIES II                                          5.34          06/21/2007             562,643
      6,297,700    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $ 6,298,638)      5.36          03/01/2007           6,297,700
         57,195    FIVE FINANCE INCORPORATED+++/-                                      5.33          09/13/2007              57,211
      1,029,507    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.31          06/18/2007           1,013,200
        143,044    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.32          06/25/2007             140,634
         57,195    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                    5.34          07/12/2007              56,092
         24,708    FOX TROT CDO LIMITED++                                              5.29          04/11/2007              24,561
        915,118    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.40          06/18/2007             915,118
      1,155,050    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                 5.42          06/22/2007           1,155,593
      1,946,913    GENWORTH FINANCIAL INCORPORATED+/-                                  5.51          06/15/2007           1,948,003
      3,101,391    GEORGE STREET FINANCE LLC                                           5.32          03/28/2007           3,089,171
      1,429,871    GERMAN RESIDENTIAL FUNDING+++/-                                     5.34          08/22/2007           1,429,871
      1,429,871    GERMAN RESIDENTIAL FUNDING+++/-                                     5.35          08/22/2007           1,429,871
      2,859,742    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.46          03/30/2007           2,859,914
         42,896    GRAMPIAN FUNDING LIMITED                                            5.31          05/22/2007              42,384
        236,444    HUDSON-THAMES LLC++                                                 5.30          04/02/2007             235,342
      1,993,927    HUDSON-THAMES LLC                                                   5.31          04/16/2007           1,980,568
        449,037    HUDSON-THAMES LLC                                                   5.31          04/20/2007             445,768
      1,762,402    HUDSON-THAMES LLC                                                   5.32          07/16/2007           1,727,401
         96,659    HUDSON-THAMES LLC++                                                 5.33          03/05/2007              96,603
         40,036    IBM CORPORATION SERIES MTN+/-                                       5.36          06/28/2007              40,048
      2,001,820    ING USA ANNUITY & LIFE INSURANCE+/-                                 5.39          09/17/2007           2,001,820
         14,299    IRISH LIFE & PERMANENT PLC++                                        5.31          04/04/2007              14,228
      3,660,470    KAUPTHING BANK SERIES MTN+++/-                                      5.40          03/20/2007           3,660,287
        242,163    KLIO FUNDING CORPORATION++                                          5.31          04/12/2007             240,683
        111,816    KLIO III FUNDING CORPORATION                                        5.31          03/20/2007             111,506
      2,341,786    KLIO III FUNDING CORPORATION                                        5.31          05/08/2007           2,318,602
        581,729    LA FAYETTE ASSET SECURITIZATION CORPORATION                         5.30          04/09/2007             578,425
        189,029    LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.34          03/15/2007             188,643
      2,001,820    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.46          05/31/2007           2,002,681
        320,863    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                5.48          04/20/2007             320,943
        142,987    LIBERTY LIGHT US CAPITAL+++/-                                       5.36          11/21/2007             143,051
        228,779    LIBERTY LIGHT US CAPITAL SERIES MTN1+++/-                           5.48          04/16/2007             228,823
      1,429,871    LIQUID FUNDING LIMITED++                                            5.29          03/05/2007           1,429,042
      2,859,742    LIQUID FUNDING LIMITED+++/-                                         5.29          08/15/2007           2,790,623
        801,757    LIQUID FUNDING LIMITED++                                            5.30          03/30/2007             798,366
         85,792    LIQUID FUNDING LIMITED++                                            5.34          07/16/2007              84,088
         42,896    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                 5.60          01/02/2008              42,985
          9,723    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.39          08/24/2007               9,726
        171,585    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.47          08/27/2007             171,761

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        28,597    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.54%         04/20/2007    $         28,605
      1,429,871    METLIFE GLOBAL FUNDING I+++/-                                       5.31          02/22/2008           1,429,871
         34,317    METLIFE GLOBAL FUNDING I+++/-                                       5.43          03/16/2007              34,318
        122,969    MORGAN STANLEY+/-                                                   5.48          11/09/2007             123,115
      2,711,125    MORGAN STANLEY REPURCHASE AGREEMENT
                   (MATURITY VALUE $ 2,711,529)                                        5.36          03/01/2007           2,711,125
        879,371    MORGAN STANLEY SERIES EXL+/-                                        5.38          03/14/2008             879,775
      1,429,871    NATEXIS BANQUES POPULAIRES+++/-                                     5.35          11/09/2007           1,429,800
      2,256,337    NATIONWIDE BUILDING SOCIETY+++/-                                    5.48          07/20/2007           2,257,758
        142,987    NATIONWIDE BUILDING SOCIETY+/-                                      5.48          07/20/2007             143,091
        124,628    NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.27          03/27/2007             124,155
        168,153    NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.30          04/09/2007             167,198
        904,537    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                           5.34          07/30/2007             884,772
         55,079    NORTH SEA FUNDING LLC++                                             5.32          04/16/2007              54,710
      2,685,584    RACERS TRUST SERIES 2004-6-MM+++/-                                  5.34          08/22/2007           2,686,011
        187,027    ROYAL BANK OF SCOTLAND PLC+++/-                                     5.36          03/30/2007             187,038
         81,445    SCALDIS CAPITAL LIMITED                                             5.31          03/19/2007              81,232
         34,317    SCALDIS CAPITAL LIMITED++                                           5.31          04/16/2007              34,087
      1,372,676    SEDNA FINANCE INCORPORATED SERIES MTN+++/-                          5.32          04/11/2007           1,372,704
      1,029,507    SEDNA FINANCE INCORPORATED SERIES MTN+++/-                          5.33          10/26/2007           1,029,476
      1,143,897    SLM CORPORATION+++/-                                                5.32          03/12/2008           1,144,103
        350,032    SLM CORPORATION SERIES MTN1+/-                                      5.57          07/25/2007             350,383
         91,512    SOCIETE GENERALE NORTH AMERICA                                      5.33          06/11/2007              90,156
        100,949    SOCIETE GENERALE NORTH AMERICA                                      5.34          06/20/2007              99,321
        686,338    STANFIELD VICTORIA FUNDING++                                        5.32          04/25/2007             680,841
        426,102    STANFIELD VICTORIA FUNDING                                          5.33          06/21/2007             419,169
      4,712,856    STANFIELD VICTORIA FUNDING++                                        5.33          06/26/2007           4,632,737
      1,901,985    STANFIELD VICTORIA FUNDING                                          5.34          07/30/2007           1,860,426
        200,182    TASMAN FUNDING INCORPORATED++                                       5.32          05/16/2007             197,968
      5,719,485    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51          12/31/2007           5,719,485
      1,099,228    TRAVELERS INSURANCE COMPANY+/-                                      5.39          02/08/2008           1,099,206
         14,642    TULIP FUNDING CORPORATION                                           5.31          04/25/2007              14,525
      1,429,871    UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+++/-              5.33          03/09/2007           1,430,086
         97,231    UNICREDITO ITALIANO BANK NY SERIES YCD+/-                           5.36          12/13/2007              97,293
        308,852    UNICREDITO ITALIANO BANK NY SERIES YCD+/-                           5.37          12/03/2007             308,947
        114,390    VERSAILLES CDS LLC++                                                5.30          03/15/2007             114,156
         85,792    VERSAILLES CDS LLC++                                                5.31          04/16/2007              85,217
        972,312    VETRA FINANCE CORPORATION++                                         5.30          04/23/2007             964,816
         85,792    VETRA FINANCE CORPORATION++                                         5.31          03/02/2007              85,779
        963,161    VETRA FINANCE CORPORATION++                                         5.32          03/13/2007             961,476
          8,579    WACHOVIA CORPORATION+/-                                             5.41          07/20/2007               8,584
      1,429,871    WAL-MART STORES INCORPORATED+/-                                     5.26          03/28/2007           1,429,843
        280,255    WESTPAC BANKING CORPORATION++                                       5.30          03/29/2007             279,111
      1,282,251    WHISTLEJACKET CAPITAL LLC++                                         5.30          03/30/2007           1,276,827
        127,030    WHISTLEJACKET CAPITAL LLC                                           5.31          03/20/2007             126,678
      1,163,858    WHITE PINE FINANCE LLC                                              5.30          03/12/2007           1,161,996
      1,261,661    WHITE PINE FINANCE LLC++                                            5.31          03/30/2007           1,256,324
        943,715    WHITE PINE FINANCE LLC+++/-                                         5.32          04/20/2007             943,743

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       457,559    WHITE PINE FINANCE LLC+++/-                                         5.35%         06/21/2007    $        457,655
      1,631,883    WORLD OMNI VEHICLE LEASING                                          5.33          03/21/2007           1,627,118
         28,597    WORLD SAVINGS BANK FSB+/-                                           5.43          06/01/2007              28,607
          5,719    WORLD SAVINGS BANK FSB SERIES BKNT+/-                               5.36          10/19/2007               5,722
         71,494    YORKTOWN CAPITAL LLC                                                5.31          03/12/2007              71,379

                                                                                                                        182,984,983
                                                                                                                   ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $182,984,983)                                                             182,984,983
                                                                                                                   ----------------

SHARES

SHORT-TERM INVESTMENTS - 5.84%

MUTUAL FUNDS - 5.84%
     29,848,312    WELLS FARGO MONEY MARKET TRUST+++~                                  5.20          03/01/2007          29,848,312
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $29,848,312)                                                                          29,848,312
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $707,294,640)*                         140.57%                                                               $    718,408,285
                                                                                                                   ----------------

OTHER ASSETS AND LIABILITIES, NET            (40.57)                                                                   (207,346,596)
                                             ------                                                                ----------------

TOTAL NET ASSETS                             100.00%                                                               $    511,061,689
                                             ======                                                                ================

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

+++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,826,085. THE PORTFOLIO SEEKS TO APPROXIMATE, BEFORE EXPENSES, THE TOTAL RETURN OF THE FIXED INCOME PORTION OF THE DOW JONES TARGET DATE INDEXES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $707,314,646 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                $11,113,646
      GROSS UNREALIZED DEPRECIATION                    (20,007)
                                                   -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)   $11,093,639

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.64%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.01%
          4,900    KURITA WATER INDUSTRIES LIMITED                                                                  $       112,351
                                                                                                                    ---------------
AEROSPACE, DEFENSE - 0.01%
         12,699    ROLLS ROYCE GROUP PLC                                                                                    122,530
                                                                                                                    ---------------
AGRICULTURAL PRODUCTION CROPS - 0.02%
         10,279    CHIQUITA BRANDS INTERNATIONAL INCORPORATED<<                                                             149,046
                                                                                                                    ---------------
AGRICULTURAL SERVICES - 0.17%
          2,240    ABB GRAIN LIMITED                                                                                         13,007
         42,684    AWB LIMITED                                                                                              101,228
         31,000    GOLDEN AGRI-RESOURCES LIMITED                                                                             14,394
         39,200    GOLDEN HOPE PLANTATIONS BHD                                                                               73,297
        149,800    IJM PLANTATIONS BHD                                                                                       73,981
         28,800    IOI CORPORATION BHD                                                                                      158,675
         10,800    KUALA LUMPUR KEPONG BHD                                                                                   32,372
         23,400    KUMPULAN GUTHRIE BHD                                                                                      33,734
        181,700    PADIBERAS NASIONAL BHD                                                                                   103,740
        215,000    PERUSAHAAN PERKEBUNAN LONDON SUMATRA INDONESIA TBK PT                                                    141,269
          8,300    UNITED MALACCA BHD                                                                                        11,705
          3,600    UNITED PLANTATIONS BHD                                                                                    11,305
         18,128    VCA ANTECH INCORPORATED+                                                                                 665,479
            800    YARA INTERNATIONAL ASA                                                                                    22,143

                                                                                                                          1,456,329
                                                                                                                    ---------------
AIRPORT DEVELOP, MAINTENANCE - 0.03%
         20,946    EMPRESA BRASILEIRA DE AERONAUTICA SA                                                                     235,883
                                                                                                                    ---------------
AMUSEMENT & RECREATION SERVICES - 0.47%
         10,469    ARISTOCRAT LEISURE LIMITED                                                                               138,575
         12,375    BALLY TECHNOLOGIES INCORPORATED+                                                                         270,394
        295,800    BERJAYA LAND BHD                                                                                          77,687
        113,400    BERJAYA SPORTS TOTO BHD                                                                                  146,970
        370,000    CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                  162,434
          1,141    CLUB MEDITERRANEE+                                                                                        64,927
         62,949    CORPORATION INTERAMERICANA DE ENTRETENIMIENTO SA+                                                        165,771
          3,414    EMI GROUP PLC                                                                                             16,144
            714    FLIGHT CENTRE LIMITED                                                                                      9,676
         28,000    FU SHENG INDUSTRIAL COMPANY LIMITED                                                                       26,173
          4,627    GREEK ORGANIZATION OF FOOTBALL PROGNOSTICS SA                                                            163,487
              1    HARRAH'S ENTERTAINMENT INCORPORATED                                                                           59
          1,200    H.I.S. COMPANY LIMITED                                                                                    34,254
          1,832    INFORMA PLC                                                                                               20,402
          7,403    INTERNATIONAL GAME TECHNOLOGY                                                                            305,374
          6,936    INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                               368,995
          3,492    INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                        112,848
          1,949    JOHNNIC COMMUNICATIONS LIMITED                                                                            24,073
          5,120    KANGWON LAND INCORPORATED+                                                                                97,594
             74    KUONI REISEN HOLDING                                                                                      42,501
          9,869    LADBROKERS PLC                                                                                            78,215
          2,636    LOTTOMATICA SPA                                                                                          104,301
         48,700    MAGNUM CORPORATION BHD                                                                                    41,707
          4,700    NAMCO BANDAI HOLDINGS INCORPORATED                                                                        69,383
          5,777    NET SERVICOS DE COMUNICACAO SA+                                                                           73,558
            900    ORIENTAL LAND COMPANY LIMITED                                                                             53,281
         17,971    PARTYGAMING PLC                                                                                           12,884
          5,851    PENN NATIONAL GAMING INCORPORATED+                                                                       272,832

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
AMUSEMENT & RECREATION SERVICES (CONTINUED)
          2,400    RESORTTRUST INCORPORATED                                                                         $        66,886
             12    ROUND ONE CORPORATION                                                                                     29,288
          3,500    SEGA SAMMY HOLDINGS INCORPORATED                                                                          87,640
         23,215    SIX FLAGS INCORPORATED+<<                                                                                143,701
          7,872    TABCORP HOLDINGS LIMITED                                                                                 100,168
         47,996    TATTERSALL'S LIMITED                                                                                     173,953
         11,000    TOKYO DOME CORPORATION                                                                                    55,367
         12,000    TOKYOTOKEIBA COMPANY LIMITED                                                                              37,091
          3,414    WARNER MUSIC GROUP CORPORATION                                                                            68,075
         20,676    WESTWOOD ONE INCORPORATED                                                                                141,217
          1,352    WILLIAM HILL PLC                                                                                          16,823
          6,362    WMS INDUSTRIES INCORPORATED+                                                                             238,130

                                                                                                                          4,112,838
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 1.03%
          7,643    ABERCROMBIE & FITCH COMPANY CLASS A                                                                      597,453
          1,223    ADIDAS-SALOMON AG                                                                                         60,077
         11,604    AEROPOSTALE INCORPORATED+<<                                                                              425,171
          5,911    ANN TAYLOR STORES CORPORATION+                                                                           209,781
          3,300    AOKI HOLDINGS INCORPORATED                                                                                55,878
          3,400    AOYAMA TRADING COMPANY LIMITED                                                                           107,677
            238    BEIERSDORF AG                                                                                             15,433
          1,126    BULGARI SPA                                                                                               16,257
          4,633    CARTER'S INCORPORATED+<<                                                                                 111,331
          7,524    CATO CORPORATION                                                                                         164,475
            461    CHARLES VOEGELE HOLDING AG                                                                                43,498
         31,438    CHARMING SHOPPES INCORPORATED+<<                                                                         392,032
         15,941    CHICO'S FAS INCORPORATED+<<                                                                              357,557
          5,291    CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                             288,148
          2,000    CHIYODA COMPANY LIMITED                                                                                   47,378
         19,500    CITIZEN WATCH COMPANY LIMITED+                                                                           183,620
        157,000    COMPAL ELECTRONIC INCORPORATED                                                                           138,417
          7,000    DAIMARU INCORPORATED                                                                                      97,010
          2,449    DEBENHAMS PLC+                                                                                             8,742
          9,358    DRESS BARN INCORPORATED+<<                                                                               196,705
          1,500    FAST RETAILING COMPANY LIMITED                                                                           122,625
        256,000    GIORDANO INTERNATIONAL LIMITED                                                                           118,940
          9,000    HANKYU DEPARTMENT STORES                                                                                  83,380
         12,005    HOT TOPIC INCORPORATED+<<                                                                                127,973
          2,431    INDUSTRIA DE DISENO TEXTIL SA                                                                            141,518
          6,600    ISETAN COMPANY LIMITED                                                                                   120,395
         22,104    JUST GROUP LIMITED                                                                                        64,786
          6,591    KOHL'S CORPORATION+                                                                                      454,713
          3,237    L'OREAL SA                                                                                               338,967
          4,893    LIMITED BRANDS                                                                                           135,438
         12,986    LOJAS RENNER SA                                                                                          183,047
            465    LOTTE SHOPPING COMPANY LIMITED                                                                           168,135
         12,300    MARUI COMPANY LIMITED                                                                                    154,568
          4,000    MITSUKOSHI LIMITED                                                                                        18,546
          1,210    NEXT PLC+                                                                                                 48,530
          2,400    NISHIMATSUYA CHAIN COMPANY LIMITED                                                                        42,969
         18,715    NORDSTROM INCORPORATED                                                                                   993,579
          1,603    ORIFLAME COSMETICS SA+                                                                                    61,998
         17,221    PAYLESS SHOESOURCE INCORPORATED+                                                                         532,129
          1,664    PINAULT-PRINTEMPTS-REDOUTE SA                                                                            250,373
            730    POINT INCORPORATED                                                                                        46,484

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
APPAREL & ACCESSORY STORES (CONTINUED)
             51    PUMA AG RUDOLF DASSLER SPORT                                                                     $        18,121
        119,000    QUANTA COMPUTER INCORPORATED                                                                             204,052
          2,386    REITMAN'S CANADA LIMITED CLASS A                                                                          44,187
          1,000    RIGHT ON COMPANY LIMITED                                                                                  34,288
            900    SHIMANURA COMPANY LIMITED                                                                                102,002
          9,000    SHISEIDO COMPANY LIMITED                                                                                 190,778
          7,427    SIGNET GROUP PLC                                                                                          17,104
            183    SWATCH GROUP AG CLASS B                                                                                   44,706
          9,000    TAKASHIMAYA COMPANY LIMITED                                                                              117,963
          5,477    TALBOTS INCORPORATED<<                                                                                   138,239
         12,563    TRUWORTHS INTERNATIONAL LIMITED                                                                           59,079
            700    UNI-CHARM CORPORATION                                                                                     41,736
          1,900    UNITED ARROWS LIMITED                                                                                     36,264
          9,811    URBAN OUTFITTERS INCORPORATED+<<                                                                         243,509
         10,000    YUE YUEN INDUSTRIAL HOLDINGS                                                                              34,558

                                                                                                                          9,052,319
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.47%
          7,091    BILLABONG INTERNATIONAL LIMITED                                                                           95,817
          1,913    BURBERRY GROUP PLC                                                                                        23,728
          8,083    HANESBRANDS INCORPORATED+                                                                                231,255
          4,151    HENNES & MAURITZ AB CLASS B                                                                              216,929
             61    HERMES INTERNATIONAL                                                                                       7,972
          9,400    JONES APPAREL GROUP INCORPORATED                                                                         309,448
          5,812    KELLWOOD COMPANY                                                                                         183,252
          8,700    LIZ CLAIBORNE INCORPORATED                                                                               391,500
            206    NOBEL BIOCARE HOLDING AG+                                                                                 68,368
          1,000    ONWARD KASHIYAMA COMPANY LIMITED                                                                          13,960
         11,999    PHILLIPS-VAN HEUSEN CORPORATION                                                                          658,025
          5,433    POLO RALPH LAUREN CORPORATION<<                                                                          472,562
         45,500    PORTS DESIGN LIMITED                                                                                     118,802
         73,000    POU CHEN CORPORATION                                                                                      80,865
         31,265    QUIKSILVER INCORPORATED+                                                                                 435,834
          2,972    VALENTINO FASHION GROUP SPA                                                                              123,063
          7,900    VF CORPORATION                                                                                           630,499
          1,000    WACOAL CORPORATION                                                                                        13,251
         34,000    YGM TRADING LIMITED                                                                                       26,546

                                                                                                                          4,101,676
                                                                                                                    ---------------
AUTO PARTS & EQUIPMENT - 0.01%
          4,240   HYUNDAI AUTONET COMPANY LIMITED+                                                                           48,627
         96,200   SOMBOON ADVANCE TECHNOLOGY PCL                                                                             26,718
        310,300   YARNAPUND PCL                                                                                              45,599

                                                                                                                            120,944
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.76%
          9,101    ADVANCE AUTO PARTS INCORPORATED                                                                          342,653
         13,029    AUTONATION INCORPORATED+<<                                                                               286,117
          4,400    AUTOZONE INCORPORATED+                                                                                   551,276
          2,290    BAYERISCHE MOTOREN WERKE AG                                                                              133,068
            300    CANADIAN TIRE CORPORATED LIMITED CLASS A                                                                  18,378
          9,441    CARMAX INCORPORATED+<<                                                                                   497,541
            395    D'IETEREN SA                                                                                             147,669
         13,000    HOTAI MOTOR COMPANY LIMITED+                                                                              31,879
         46,100    NISSAN MOTOR COMPANY LIMITED                                                                             534,154
          9,759    O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                      336,002
          1,172    PEUGEOT SA                                                                                                79,084

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (CONTINUED)
         55,014    TOYOTA MOTOR CORPORATION                                                                         $     3,726,140
            170    USS COMPANY LIMITED                                                                                       10,696

                                                                                                                          6,694,657
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.04%
          5,237    RYDER SYSTEM INCORPORATED                                                                                269,391
         34,985    TIGER AUTOMOTIVE LIMITED+                                                                                 67,744
            717    TRAVELCENTERS OF AMERICA LLC+                                                                             26,027

                                                                                                                            363,162
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.97%
            951    AMEC PLC                                                                                                   8,625
          1,860    BALFOUR BEATTY PLC                                                                                        16,568
          1,376    BARRATT DEVELOPMENTS PLC                                                                                  31,837
          9,491    BEAZER HOMES USA INCORPORATED<<                                                                          374,515
            491    BELLWAY PLC                                                                                               14,263
            524    BERKELEY GROUP HOLDINGS PLC+                                                                              15,675
            106    BILFINGER BERGER AG                                                                                        8,799
         10,498    CENTEX CORPORATION                                                                                       486,687
        184,900    CH KARNCHANG PCL                                                                                          40,213
          3,000    COMSYS HOLDINGS CORPORATION                                                                               34,963
          9,521    CONSORCIO ARA SA DE CV                                                                                    59,782
          9,350    CSR LIMITED                                                                                               26,742
          1,149    DAELIM INDUSTRIAL COMPANY LIMITED                                                                         98,221
          6,150    DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                        124,737
         12,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                     214,340
          5,722    DESARROLLADORA HOMEX SA DE CV+                                                                            51,781
        499,000    DMCI HOLDINGS INCORPORATED+                                                                               66,832
          4,380    DOOSAN INDUSTRIAL DEVELOPMENT COMPANY LIMITED+                                                            62,093
         24,589    DR HORTON INCORPORATED                                                                                   623,823
            216    EIFFAGE SA                                                                                                21,747
         39,422    EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV+                                                             141,244
        151,100    EVERGREEN FIBREBOARD BHD                                                                                  56,075
         73,800    GAMUDA BHD                                                                                               141,153
          4,034    GEORGE WIMPEY PLC                                                                                         45,084
          3,617    GLOBE TRADE CENTRE SA+                                                                                    57,523
          1,738    GS ENGINEERING & CONSTRUCTION CORPORATION                                                                158,721
          1,850    HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED+                                                   57,954
         15,000    HASEKO CORPORATION+                                                                                       57,639
            206    HOCHTIEF AG                                                                                               17,943
          1,405    HOLCIM LIMITED                                                                                           139,601
          2,571    HOVNANIAN ENTERPRISES INCORPORATED CLASS A+<<                                                             79,958
          2,730    HYUNDAI DEVELOPMENT COMPANY                                                                              165,244
          2,352    HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                      128,377
          7,600    IJM CORPORATION BHD                                                                                       18,875
         13,306    IMPREGILO SPA+                                                                                            80,162
        595,700    ITALIAN-THAI DEVELOPMENT PCL                                                                              87,539
          5,000    JGC CORPORATION                                                                                           75,923
         23,000    KAJIMA CORPORATION                                                                                       121,983
          6,699    KB HOME                                                                                                  332,270
          6,000    KINDEN CORPORATION                                                                                        46,820
        151,700    LAND & HOUSES PCL                                                                                         28,311
          8,637    LEIGHTON HOLDINGS LIMITED                                                                                211,638
         11,188    LENNAR CORPORATION CLASS A<<                                                                             550,897
            826    LENNAR CORPORATION CLASS B                                                                                37,913
          3,445    MDC HOLDINGS INCORPORATED                                                                                175,902

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (CONTINUED)
         28,000    NEW WORLD DEVELOPMENT LIMITED                                                                    $        61,713
            462    NVR INCORPORATED+<<                                                                                      312,774
         18,000    OBAYASHI CORPORATION                                                                                     121,155
          9,000    OKUMURA CORPORATION                                                                                       49,709
            354    PBG SA+                                                                                                   35,470
          1,497    PERSIMMON PLC                                                                                             41,047
          2,648    PULTE HOMES INCORPORATED                                                                                  78,275
         34,190    PYI CORPORATION LIMITED                                                                                   14,747
          3,655    RYLAND GROUP INCORPORATED<<                                                                              176,061
         12,000    SEKISUI CHEMICAL COMPANY LIMITED                                                                          99,012
         16,000    SEKISUI HOUSE LIMITED                                                                                    239,169
          7,000    SEMBCORP INDUSTRIES LIMITED                                                                               20,143
         18,000    SHIMIZU CORPORATION                                                                                      108,234
         13,000    SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                                27,546
        291,300    SINO THAI ENGINEERING & CONSTRUCTION PCL                                                                  38,012
          5,513    STANDARD-PACIFIC CORPORATION                                                                             140,747
            241    SUEZ SA+                                                                                                  11,679
         27,000    TAISEI CORPORATION                                                                                       102,610
          2,501    TAYLOR WOODROW PLC                                                                                        19,981
         11,000    TODA CORPORATION                                                                                          51,651
          1,000    TOENEC CORPORATION+                                                                                        4,966
          9,971    TOLL BROTHERS INCORPORATED+                                                                              297,734
          5,000    TRONOH CONSOLIDATED MALAYSIA BHD                                                                          12,632
          8,065    UNITED CONSTRUCTION GROUP LIMITED                                                                         83,624
         51,000    UNITED FIBER SYSTEM LIMITED+                                                                               8,505
         33,317    URBI DESARROLLOS URBANOS SA DE CV+                                                                       131,308
          1,795    VINCI SA                                                                                                 248,634
         11,217    WALTER INDUSTRIES INCORPORATED<<                                                                         279,640
          8,220    WCI COMMUNITIES INCORPORATED+<<                                                                          171,140
            210    WILSON BOWDEN PLC                                                                                          8,909
            336    YIT OYJ                                                                                                   10,960
         27,700    YTL CORPORATION BHD                                                                                       54,166
            142    ZPH STALPRODUKT SA+                                                                                       39,057

                                                                                                                          8,498,002
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.60%
         19,000    ASAHI GLASS COMPANY LIMITED                                                                              253,847
          4,000    DAIKIN INDUSTRIES LIMITED                                                                                142,893
         12,550    FASTENAL COMPANY                                                                                         442,639
          6,937    FLETCHER BUILDING LIMITED                                                                                 51,710
            100    FLS INDUSTRIES AS+                                                                                         6,464
         21,000    FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                   103,040
             24    GEBERIT AG                                                                                                39,659
          1,859    GRAFTON GROUP PLC                                                                                         29,324
         45,059    HOME DEPOT INCORPORATED                                                                                1,784,336
        539,400    HOME PRODUCT CENTER PCL                                                                                   81,643
          2,000    KEIYO COMPANY LIMITED                                                                                     13,664
         27,398    KINGFISHER PLC                                                                                           135,341
          1,140    KINGSPAN GROUP PLC                                                                                        31,077
          2,600    KOMERI COMPANY LIMITED                                                                                    85,854
         33,594    LOWE'S COMPANIES INCORPORATED                                                                          1,093,821
          5,000    MATSUSHITA ELECTRIC WORKS LIMITED                                                                         56,921
          4,000    NIPPON SHEET GLASS COMPANY LIMITED                                                                        20,539
          3,600    RINNAI CORPORATION                                                                                        95,465
         17,217    SANDVIK AB                                                                                               270,787
            147    SCHINDLER HOLDING AG                                                                                       9,287

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (CONTINUED)
          3,147    SCHNEIDER ELECTRIC SA                                                                            $       382,308
         89,000    TECHTRONIC INDUSTRIES COMPANY                                                                            121,887
            322    WIENERBERGER AG                                                                                           19,814

                                                                                                                          5,272,320
                                                                                                                    ---------------
BUSINESS SERVICES - 5.91%
         32,831    3COM CORPORATION+                                                                                        127,056
          5,204    ADMINISTAFF INCORPORATED                                                                                 184,690
         13,044    ADOBE SYSTEMS INCORPORATED+                                                                              511,977
          4,793    ADVENT SOFTWARE INCORPORATED+<<                                                                          173,507
          6,542    ADVO INCORPORATED                                                                                        215,755
          9,903    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       514,659
         11,133    AGILE SOFTWARE CORPORATION+                                                                               71,363
         13,154    AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                      678,352
          6,006    ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                     358,859
          7,709    ANSYS INCORPORATED+                                                                                      393,313
         16,221    AQUANTIVE INCORPORATED+<<                                                                                411,040
          6,532    ARBITRON INCORPORATED                                                                                    292,699
         18,081    ARIBA INCORPORATED+                                                                                      168,334
            655    ATOS ORIGIN SA+                                                                                           35,469
          2,365    AUSTRALIAN STOCK EXCHANGE LIMITED                                                                         77,982
         19,855    AUTODESK INCORPORATED+                                                                                   817,033
         12,429    AUTOMATIC DATA PROCESSING INCORPORATED                                                                   618,840
         26,330    AVIS BUDGET GROUP INCORPORATED                                                                           700,115
         10,466    AVOCENT CORPORATION+<<                                                                                   333,133
         34,640    BEA SYSTEMS INCORPORATED+                                                                                413,255
         30,859    BISYS GROUP INCORPORATED+                                                                                405,487
            223    BOLSAS Y MARCADOS ESPANOLES+                                                                              10,639
         18,569    BORLAND SOFTWARE CORPORATION+<<                                                                           96,373
         24,554    BRAMBLES LIMITED+                                                                                        256,529
          7,101    CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                               330,197
         24,703    CADENCE DESIGN SYSTEMS INCORPORATED+                                                                     492,578
          8,990    CATALINA MARKETING CORPORATION                                                                           281,387
         11,805    CERIDIAN CORPORATION+                                                                                    385,079
          5,132    CERNER CORPORATION+<<                                                                                    267,429
         19,585    CHECK POINT SOFTWARE TECHNOLOGIES+                                                                       442,229
          6,847    CHECKFREE CORPORATION+<<                                                                                 259,638
            168    CHEIL COMMUNICATIONS INCORPORATED                                                                         40,675
         90,000    CHINA UNICOM LIMITED                                                                                     114,041
          6,862    CHOICEPOINT INCORPORATED+                                                                                266,795
         13,045    CIBER INCORPORATED+                                                                                       91,706
         16,200    CITRIX SYSTEMS INCORPORATED+                                                                             521,640
         28,587    CNET NETWORKS INCORPORATED+<<                                                                            250,994
          8,846    COGNEX CORPORATION<<                                                                                     193,993
         12,177    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    1,098,365
            400    COGNOS INCORPORATED+                                                                                      15,147
         15,266    COMPUTER SCIENCES CORPORATION+                                                                           808,029
          5,136    COMPUTERSHARE LIMITED                                                                                     40,588
         29,983    COMPUWARE CORPORATION+                                                                                   274,344
         11,677    CONVERGYS CORPORATION+                                                                                   300,332
         11,594    CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                                285,908
            700    CSK HOLDINGS CORPORATION                                                                                  30,682
          4,243    DATATEC LIMITED                                                                                           19,719
          2,629    DCC PLC                                                                                                   88,716
         12,597    DELUXE CORPORATION                                                                                       388,869
             17    DENA COMPANY LIMITED+                                                                                     57,571
         11,749    DENDRITE INTERNATIONAL INCORPORATED+                                                                     149,682

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
             28    DENTSU INCORPORATED+                                                                             $        78,034
          8,626    DIGITAL RIVER INCORPORATED+<<                                                                            477,794
          4,545    DST SYSTEMS INCORPORATED+<<                                                                              320,059
         27,453    EARTHLINK INCORPORATED+<<                                                                                195,465
         23,408    EBAY INCORPORATED+                                                                                       750,460
          7,032    ELECTRONIC ARTS INCORPORATED+                                                                            354,553
         13,966    ELECTRONICS FOR IMAGING+                                                                                 318,704
            786    EURONEXT NV                                                                                               85,552
          7,739    EXPERIAN GROUP LIMITED+                                                                                   90,519
          9,053    F5 NETWORKS INCORPORATED+                                                                                657,429
          2,999    FACTSET RESEARCH SYSTEMS INCORPORATED                                                                    182,519
          5,021    FAIR ISAAC CORPORATION                                                                                   195,970
         24,374    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                    1,119,985
         17,416    FIRST DATA CORPORATION+                                                                                  444,630
         15,114    FISERV INCORPORATED+                                                                                     800,437
        802,000    FOUNDER HOLDINGS LIMITED+                                                                                 61,590
         21,000    GALLANT VENTURE LIMITED+                                                                                  17,991
          1,693    GARDA WORLD SECURITY CORPORATION CLASS A+                                                                 29,095
          2,863    GEMALTO NV+                                                                                               74,216
          3,769    GETTY IMAGES INCORPORATED+<<                                                                             197,684
          7,176    GLOBAL PAYMENTS INCORPORATED                                                                             276,061
          4,914    GOOGLE INCORPORATED CLASS A+                                                                           2,208,597
            553    GROUPE BRUXELLES LAMBERT SA                                                                               61,897
         20,500    HONG KONG EXCHANGES & CLEARING LIMITED                                                                   211,087
          8,610    HURRAY! HOLDING COMPANY LIMITED+                                                                          53,813
         13,456    HYPERION SOLUTIONS CORPORATION+                                                                          576,455
         17,916    INFORMATICA CORPORATION+                                                                                 232,191
          6,345    INFOSPACE INCORPORATED+                                                                                  144,666
         39,183    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           493,314
          9,404    INTERWOVEN INCORPORATED+                                                                                 143,129
         27,442    INTUIT INCORPORATED+                                                                                     809,813
         15,263    IRON MOUNTAIN INCORPORATED+                                                                              425,075
          6,942    JDA SOFTWARE GROUP INCORPORATED+                                                                         103,158
         11,684    JUNIPER NETWORKS INCORPORATED+                                                                           220,944
            248    JYSKE BANK+                                                                                               19,114
             17    KABU.COM SECURITIES COMPANY LIMITED                                                                       30,293
         12,374    KEANE INCORPORATED+                                                                                      169,771
              4    KENEDIX INCORPORATED                                                                                      21,079
          7,000    KEPPEL CORPORATION LIMITED                                                                                81,486
            379    KONE OYJ                                                                                                  21,697
          6,570    KRONOS INCORPORATED+                                                                                     259,515
          6,112    LAMAR ADVERTISING COMPANY+<<                                                                             391,474
            740    LG DACOM CORPORATION                                                                                      15,677
          8,696    LOGICACMG PLC                                                                                             28,951
         20,593    MAN GROUP PLC+                                                                                           222,056
          7,200    MANPOWER INCORPORATED                                                                                    534,960
         34,000    MARUBENI CORPORATION                                                                                     213,343
          5,763    MASTERCARD INCORPORATED CLASS A<<                                                                        617,678
         21,128    MENTOR GRAPHICS CORPORATION+<<                                                                           356,852
            946    MICHAEL PAGE INTERNATIONAL PLC                                                                             8,928
        192,571    MICROSOFT CORPORATION                                                                                  5,424,725
          4,300    MITSUBISHI CORPORATION                                                                                   100,228
            136    MONEX BEANS HOLDINGS INCORPORATED                                                                        143,569
         10,188    MONSTER WORLDWIDE INCORPORATED+                                                                          507,974
          7,472    NAVTEQ CORPORATION+                                                                                      238,805
         15,008    NCR CORPORATION+                                                                                         693,370
         13,943    NETFLIX INCORPORATED+<<                                                                                  314,136

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
         28,609    NOVELL INCORPORATED+                                                                             $       189,392
         32,360    NWS HOLDINGS LIMITED                                                                                      78,694
          1,778    OMX AB                                                                                                    33,811
         88,615    ORACLE CORPORATION+                                                                                    1,455,944
         29,285    PARAMETRIC TECHNOLOGY CORPORATION+                                                                       558,465
         21,026    PEROT SYSTEMS CORPORATION CLASS A+                                                                       353,657
            423    PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                      24,863
          9,171    PROGRESS SOFTWARE CORPORATION+                                                                           257,247
         24,488    PSION PLC                                                                                                 66,856
          4,667    RADISYS CORPORATION+                                                                                      73,365
         21,812    REALNETWORKS INCORPORATED+                                                                               177,986
         17,150    RED HAT INCORPORATED+<<                                                                                  385,018
         17,838    RENT-A-CENTER INCORPORATED+                                                                              505,172
          1,169    REUTERS GROUP PLC                                                                                         59,970
         14,140    ROBERT HALF INTERNATIONAL INCORPORATED                                                                   552,450
         14,509    S1 CORPORATION+                                                                                           75,157
            930    S1 CORPORATION (KOREA)                                                                                    37,133
          6,338    SALESFORCE.COM INCORPORATED+<<                                                                           274,182
            738    SAP AG                                                                                                    33,996
          6,373    SAP AG ADR                                                                                               292,967
          1,400    SECURITAS AB                                                                                              20,968
             34    SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                           38,441
         19,000    SINGAPORE EXCHANGE LIMITED                                                                                84,494
         16,260    SONICWALL INCORPORATED+                                                                                  141,787
         13,675    SPHERION CORPORATION+                                                                                    121,297
          9,339    SRA INTERNATIONAL INCORPORATED CLASS A+                                                                  221,334
          1,230    SUBMARINO SA+                                                                                             40,546
          1,000    SUMITOMO WAREHOUSE COMPANY LIMITED                                                                         8,302
         50,676    SUN MICROSYSTEMS INCORPORATED+                                                                           310,644
         12,000    SWIRE PACIFIC LIMITED                                                                                    135,774
         23,048    SYBASE INCORPORATED+<<                                                                                   575,970
         19,595    SYMANTEC CORPORATION+                                                                                    335,075
         11,920    SYNOPSYS INCORPORATED+                                                                                   304,914
          8,659    TELETECH HOLDINGS INCORPORATED+                                                                          272,585
          9,769    THE BRINK'S COMPANY                                                                                      578,618
         14,687    THQ INCORPORATED+<<                                                                                      473,068
         54,039    TIBCO SOFTWARE INCORPORATED+                                                                             489,053
            200    TOKYU LIVABLE INCORPORATED                                                                                15,826
          3,719    TOMKINS PLC                                                                                               18,755
          6,300    TOYOTA TSUSHO CORPORATION                                                                                175,044
          8,299    TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                             292,955
            457    TRAVIS PERKINS PLC                                                                                        17,566
         29,002    UNISYS CORPORATION+<<                                                                                    246,227
         15,771    UNITED ONLINE INCORPORATED                                                                               207,389
         17,692    UNITED RENTALS INCORPORATED+<<                                                                           505,637
         22,385    VALUECLICK INCORPORATED+<<                                                                               593,203
          4,996    VIAD CORPORATION                                                                                         186,251
          7,362    VIGNETTE CORPORATION+                                                                                    131,338
         13,242    WEBMETHODS INCORPORATED+                                                                                  89,913
          9,747    WEBSENSE INCORPORATED+<<                                                                                 221,842
         17,000    WHARF HOLDINGS LIMITED                                                                                    60,271
         19,688    WIND RIVER SYSTEMS INCORPORATED+<<                                                                       204,755
          8,464    WPP GROUP PLC                                                                                            122,855
            236    YAHOO JAPAN CORPORATION                                                                                   89,589
         27,450    YAHOO! INCORPORATED+<<                                                                                   847,107

                                                                                                                         51,857,077
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS - 6.59%
         23,094    ABBOTT LABORATORIES                                                                              $     1,261,394
          2,691    ABRAXIS BIOSCIENCE INCORPORATED+                                                                          70,881
             93    ACTELION LIMITED+                                                                                         20,297
            600    AGRIUM INCORPORATED+                                                                                      23,028
            951    AIR LIQUIDE                                                                                              218,061
          3,040    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    227,453
          1,938    AKZO NOBEL NV                                                                                            119,487
          8,101    ALBANY MOLECULAR RESEARCH INCORPORATED+                                                                   76,635
          8,299    ALBEMARLE CORPORATION                                                                                    679,273
          8,197    ALEXION PHARMACEUTICALS INCORPORATED+                                                                    302,305
         22,533    ALKERMES INCORPORATED+                                                                                   369,541
         25,447    AMGEN INCORPORATED+                                                                                    1,635,224
            160    AMOREPACIFIC CORPORATION+                                                                                 94,128
          3,400    ARISAWA MANUFACTURING COMPANY LIMITED                                                                     35,203
         71,300    AROMATICS THAILAND PCL                                                                                    91,155
         22,000    ASAHI KASEI CORPORATION                                                                                  161,270
          9,400    ASTELLAS PHARMA INCORPORATED                                                                             412,009
          1,526    ASTRAZENECA PLC                                                                                           85,842
         11,792    ASTRAZENECA PLC ADR                                                                                      661,885
          9,450    BARR PHARMACEUTICALS INCORPORATED+                                                                       500,850
          4,046    BASF AG                                                                                                  411,475
          7,407    BIOGEN IDEC INCORPORATED+                                                                                334,722
         21,310    BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                  362,909
            400    BIOVAIL CORPORATION+                                                                                       8,287
          1,088    BORSODCHEM RT+                                                                                            16,788
          6,572    BRASKEM SA                                                                                                42,708
         29,325    BRISTOL-MYERS SQUIBB COMPANY                                                                             773,887
          4,828    CABOT CORPORATION                                                                                        215,908
          6,851    CAMBREX CORPORATION                                                                                      157,984
          3,906    CARDIOME PHARMA CORPORATION+                                                                              42,747
         11,719    CELANESE CORPORATION CLASS A                                                                             334,929
          5,332    CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                   244,472
         20,438    CHEMTURA CORPORATION                                                                                     234,628
        352,000    CHINA PHARMACEUTICAL GROUP LIMITED+                                                                       61,723
            318    CHRISTIAN DIOR SA                                                                                         37,647
          8,200    CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                    203,251
         14,057    CHURCH & DWIGHT COMPANY INCORPORATED                                                                     674,033
            283    CIBA SPECIALTY CHEMICALS AG                                                                               18,007
            997    CLARIANT AG                                                                                               15,624
          3,100    CLOROX COMPANY                                                                                           196,416
         11,530    COLGATE-PALMOLIVE COMPANY                                                                                776,661
          2,899    CSL LIMITED                                                                                              177,362
         11,243    CUBIST PHARMACEUTICALS INCORPORATED+<<                                                                   225,197
          8,841    CYTEC INDUSTRIES INCORPORATED                                                                            520,028
          7,876    DADE BEHRING HOLDINGS INCORPORATED                                                                       322,601
          3,000    DAICEL CHEMICAL INDUSTRIES LIMITED                                                                        21,611
         13,800    DAIICHI SANKYO COMPANY LIMITED                                                                           444,033
          7,000    DAINIPPON INK & CHEMICALS INCORPORATED                                                                    28,494
          6,000    DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                 66,481
          4,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                       18,073
            180    DONG-A PHARMACEUTICAL COMPANY LIMITED                                                                     15,005
         14,044    DOW CHEMICAL COMPANY                                                                                     615,127
          1,054    DSM NV                                                                                                    45,680
          7,242    EASTMAN CHEMICAL COMPANY                                                                                 428,147
         15,338    ECOLAB INCORPORATED                                                                                      648,797
         13,791    EI DU PONT DE NEMOURS & COMPANY                                                                          699,893

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
          6,696    EISAI COMPANY LIMITED                                                                            $       340,776
          4,143    ELAN CORPORATION PLC+                                                                                     53,346
         14,500    ELI LILLY & COMPANY                                                                                      763,280
         23,000    ETERNAL CHEMICAL COMPANY LIMITED                                                                          39,927
         10,445    FERRO CORPORATION                                                                                        221,434
          7,872    FMC CORPORATION                                                                                          579,143
          7,311    FOREST LABORATORIES INCORPORATED+                                                                        378,417
        141,000    FORMOSA CHEMICALS & FIBRE CORPORATION                                                                    271,730
        155,000    FORMOSA PLASTICS CORPORATION                                                                             275,660
         10,203    GENENTECH INCORPORATED+                                                                                  860,827
          5,753    GENZYME CORPORATION+                                                                                     355,535
         10,301    GILEAD SCIENCES INCORPORATED+                                                                            737,140
             36    GIVAUDAN SA                                                                                               32,018
         51,363    GLAXOSMITHKLINE PLC                                                                                    1,442,639
          5,572    H LUNDBECK AS                                                                                            149,415
            279    HANMI PHARM COMPANY LIMITED                                                                               34,219
          2,540    HANWHA CHEM CORPORATION                                                                                   30,884
         15,309    HB FULLER COMPANY                                                                                        382,266
            159    HENKEL KGAA                                                                                               20,040
            337    HENKEL KGAA PREFERRED                                                                                     47,620
          3,500    HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                            106,706
          1,100    HITACHI CHEMICAL COMPANY LIMITED                                                                          25,593
            569    HONAM PETROCHEMICAL CORPORATION                                                                           48,942
         13,921    HOSPIRA INCORPORATED+                                                                                    532,757
          7,633    HUNTSMAN CORPORATION+                                                                                    156,095
          7,086    IDEXX LABORATORIES INCORPORATED+                                                                         610,671
          4,996    IMCLONE SYSTEMS INCORPORATED+                                                                            143,935
         15,473    IMMUCOR INCORPORATED+<<                                                                                  460,167
          7,295    IMPERIAL CHEMICAL INDUSTRIES PLC                                                                          66,090
          5,372    INTERMUNE INCORPORATED+<<                                                                                162,879
          7,015    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          328,302
          4,177    INVITROGEN CORPORATION+<<                                                                                264,195
        490,200    IRPC PCL+                                                                                                 85,002
          1,248    JOHNSON MATTHEY PLC                                                                                       37,798
          2,900    JSR CORPORATION                                                                                           67,106
            161    K+S AG                                                                                                    17,369
        368,000    KALBE FARMA TBK PT                                                                                        49,166
          3,000    KANEKA CORPORATION                                                                                        27,996
          2,000    KANSAI PAINT COMPANY LIMITED                                                                              17,414
          9,000    KAO CORPORATION                                                                                          262,985
            267    KCC CORPORATION                                                                                           72,300
         21,484    KING PHARMACEUTICALS INCORPORATED+<<                                                                     400,677
         36,500    KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                     153,232
         16,000    KYOWA HAKKO KOGYO COMPANY LIMITED                                                                        146,069
            366    LANXESS+                                                                                                  18,197
            431    LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H+                                                               52,176
          1,120    LG PETROCHEMICAL COMPANY LIMITED                                                                          27,533
            184    LONZA GROUP AG                                                                                            16,380
         17,669    LUBRIZOL CORPORATION                                                                                     918,788
         19,900    LYONDELL CHEMICAL COMPANY                                                                                634,014
          8,017    MARTEK BIOSCIENCES CORPORATION+<<                                                                        181,345
         28,277    MEDAREX INCORPORATED+<<                                                                                  386,829
         11,746    MEDICINES COMPANY+<<                                                                                     316,790
         12,557    MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                             456,573
         20,190    MEDIMMUNE INCORPORATED+<<                                                                                644,263
         32,513    MERCK & COMPANY INCORPORATED                                                                           1,435,774

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
            330    MERCK KGAA                                                                                       $        41,072
         17,531    MGI PHARMA INCORPORATED+                                                                                 372,008
         26,962    MILLENNIUM PHARMACEUTICALS INCORPORATED+<<                                                               291,190
          4,002    MINERALS TECHNOLOGIES INCORPORATED                                                                       247,684
          1,900    MIRACA HOLDINGS INCORPORATED                                                                              38,751
         21,500    MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                 174,128
          6,000    MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                              65,163
         11,000    MITSUI CHEMICALS LIMITED                                                                                  95,592
         12,208    MONSANTO COMPANY                                                                                         643,240
            300    MURAMOTO ELECTRON THAILAND PCL                                                                             1,675
         18,685    MYLAN LABORATORIES INCORPORATED                                                                          395,561
         13,580    NABI BIOPHARMACEUTICALS+                                                                                  71,974
        280,000    NAN YA PLASTICS CORPORATION                                                                              476,722
          8,130    NEUROCRINE BIOSCIENCES INCORPORATED+                                                                     102,519
          4,000    NIPPON SANSO CORPORATION                                                                                  35,740
          1,000    NIPPON SHOKUBAI COMPANY LIMITED                                                                           10,962
          1,000    NISSAN CHEMICAL INDUSTRIES LIMITED                                                                        12,811
          2,500    NITTO DENKO CORPORATION                                                                                  127,734
         21,343    NOVARTIS AG                                                                                            1,188,154
          4,847    NOVEN PHARMACEUTICALS INCORPORATED+                                                                      119,333
          1,845    NOVO-NORDISK AS                                                                                          157,766
         17,799    OLIN CORPORATION                                                                                         307,923
          7,531    OM GROUP INCORPORATED+                                                                                   381,596
          1,612    OMEGA PHARMA SA                                                                                          124,730
          5,823    OMNIA HOLDINGS LIMITED                                                                                    51,424
          4,300    ONO PHARMACEUTICAL COMPANY LIMITED                                                                       232,413
         10,332    ONYX PHARMACEUTICALS INCORPORATED+<<                                                                     271,215
          5,520    OSI PHARMACEUTICALS INCORPORATED+<<                                                                      190,992
            100    PACIFIC CORPORATION                                                                                       15,132
          7,762    PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                               188,461
          5,670    PAREXEL INTERNATIONAL CORPORATION+                                                                       192,837
         10,006    PDL BIOPHARMA INCORPORATED+                                                                              191,015
         20,869    PERRIGO COMPANY                                                                                          348,512
        108,148    PFIZER INCORPORATED                                                                                    2,699,374
          2,428    PPG INDUSTRIES INCORPORATED                                                                              160,855
          7,502    PRAXAIR INCORPORATED                                                                                     462,798
         69,820    PROCTER & GAMBLE COMPANY                                                                               4,432,872
        750,000    PT TEMPO SCAN PACIFIC TBK                                                                                 72,277
         59,400    PTT CHEMICAL PCL                                                                                         136,170
          5,249    RECKITT BENCKISER PLC                                                                                    264,342
          6,569    RECORDATI SPA                                                                                             51,550
          5,219    RHODIA SA+                                                                                                18,302
            437    RICHTER GEDEON PLC+                                                                                       85,138
         12,753    ROHM & HAAS COMPANY                                                                                      674,124
         30,909    RPM INTERNATIONAL INCORPORATED<<                                                                         723,271
         17,805    SANOFI-AVENTIS ADR                                                                                       755,110
          3,200    SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                     87,560
         11,315    SENSIENT TECHNOLOGIES CORPORATION                                                                        277,104
          9,582    SEPRACOR INCORPORATED+                                                                                   503,630
          7,000    SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                       438,645
          7,000    SHIONOGI & COMPANY LIMITED                                                                               135,377
          3,506    SHIRE PLC                                                                                                 74,372
            668    SHISEIDO COMPANY LIMITED                                                                                  14,151
         15,000    SHOWA DENKO KK                                                                                            56,752
         42,051    SIGMA PHARMACEUTICALS LIMITED                                                                             81,836
          9,644    SIGMA-ALDRICH CORPORATION                                                                                395,404

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
         12,000    SINOCHEM HONG KONG HOLDING LIMITED                                                               $         6,359
        116,000    SINOPEC SHANGHAI PETROCHEMICAL COMPANY LIMITED                                                            58,794
          5,333    SMITH & NEPHEW PLC                                                                                        62,115
          4,995    SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                             67,931
            341    SOLVAY SA                                                                                                 48,524
            153    STADA ARZNEIMITTEL AG                                                                                      8,797
         27,000    SUMITOMO CHEMICAL COMPANY LIMITED                                                                        205,219
            695    SYNGENTA AG                                                                                              122,771
         18,000    TAIWAN FERTILIZER COMPANY LIMITED                                                                         33,269
         15,200    TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                  1,044,912
          7,000    TANABE SEIYAKU COMPANY LIMITED                                                                            94,468
          6,274    TARO PHARMACEUTICALS INDUSTRIES+<<                                                                        57,093
         12,434    THE MOSAIC COMPANY+                                                                                      316,321
         72,700    TITAN CHEMICALS CORPORATION                                                                               24,904
          3,000    TOKUYAMA CORPORATION                                                                                      52,065
          7,000    TOSOH CORPORATION                                                                                         36,002
          1,000    TSUMURA & COMPANY                                                                                         23,309
         11,000    UBE INDUSTRIES LIMITED JAPAN                                                                              35,487
          2,614    UCB SA                                                                                                   168,879
            600    ULTRAPAR PARTICIPANTS                                                                                     14,742
         21,500    UNILEVER INDONESIA TBK PT                                                                                 13,185
          4,777    UNITED THERAPEUTICS CORPORATION+<<                                                                       268,467
         21,072    USEC INCORPORATED+                                                                                       298,801
         24,621    VALSPAR CORPORATION                                                                                      667,475
         11,268    VERTEX PHARMACEUTICALS INCORPORATED+                                                                     345,815
         19,991    WYETH                                                                                                    977,960
            318    YUHAN CORPORATION                                                                                         50,653
            995    ZENTIVA NV                                                                                                56,107
          2,000    ZEON CORPORATION                                                                                          20,978

                                                                                                                         57,784,125
                                                                                                                    ---------------
COAL MINING - 0.47%
          7,971    ANGLO AMERICAN PLC                                                                                       378,252
         10,621    ANGLO AMERICAN PLC ADR                                                                                   250,868
         12,981    ARCH COAL INCORPORATED<<                                                                                 404,228
         21,294    BHP BILLITON PLC                                                                                         427,235
        609,500    BUMI RESOURCES TBK PT                                                                                     80,764
        139,000    CHINA SHENHUA ENERGY COMPANY LIMITED                                                                     352,971
         16,368    CONSOL ENERGY INCORPORATED                                                                               583,847
            621    CUDECO LIMITED+                                                                                            1,688
         29,160    INTERNATIONAL COAL GROUP INCORPORATED+<<                                                                 149,008
          1,880    KUMBA IRON ORE LIMITED+                                                                                   33,154
          6,529    MASSEY ENERGY COMPANY                                                                                    158,394
          6,099    MINERAL DEPOSIT LIMITED+                                                                                   6,968
          5,474    PEABODY ENERGY CORPORATION                                                                               221,150
          4,151    PENN VIRGINIA CORPORATION                                                                                289,242
         62,000    PT ASTRA INTERNATIONAL INCORPORATED                                                                       95,395
         19,268    SASOL LIMITED                                                                                            620,947
         74,000    YANZHOU COAL MINING COMPANY LIMITED                                                                       68,005

                                                                                                                          4,122,116
                                                                                                                    ---------------
COMMUNICATIONS - 4.51%
         14,115    ADTRAN INCORPORATED                                                                                      325,068
        112,900    ADVANCED INFORMATION SERVICE PCL                                                                         247,202
         26,523    ALCATEL SA                                                                                               338,706
          5,601    ALLTEL CORPORATION                                                                                       339,365

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS (CONTINUED)
      1,251,011    AMERICA MOVIL SA DE CV                                                                           $     2,734,156
         13,300    AMERICA MOVIL SA DE CV CLASS A                                                                            29,425
          9,260    AMERICAN TOWER CORPORATION CLASS A+<<                                                                    358,732
          7,880    ANIXTER INTERNATIONAL INCORPORATED+<<                                                                    488,560
         60,200    ASTRO ALL ASIA NETWORKS PLC                                                                               90,223
         94,019    AT&T INCORPORATED                                                                                      3,459,899
         40,614    AVAYA INCORPORATED+                                                                                      498,740
          6,000    BCE INCORPORATED                                                                                         157,490
          1,291    BELGACOM SA                                                                                               55,388
          6,469    BRITISH SKY BROADCASTING PLC                                                                              70,772
         56,519    BT GROUP PLC                                                                                             328,315
          1,374    BT GROUP PLC ADR                                                                                          79,802
         13,873    CABLE & WIRELESS PLC                                                                                      44,892
         19,821    CABLEVISION SYSTEMS CORPORATION+                                                                         583,927
          9,657    CENTURYTEL INCORPORATED                                                                                  432,151
        427,160    CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                      85,290
         74,000    CHINA MOBILE LIMITED                                                                                     687,623
         39,000    CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                                                          92,146
        736,000    CHINA TELECOM CORPORATION LIMITED                                                                        341,011
        196,000    CHUNGHWA TELECOM COMPANY LIMITED                                                                         369,396
         11,157    CIA DE TELECOMUNICACIONES DE CHILE SA CLASS A                                                             23,685
         59,714    CINCINNATI BELL INCORPORATED+                                                                            272,893
          6,500    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                235,170
         41,510    COMCAST CORPORATION CLASS A+                                                                           1,067,624
         15,450    COMCAST CORPORATION SPECIAL CLASS A+                                                                     393,203
         10,000    COMPAL COMMUNICATIONS INCORPORATED                                                                        34,143
            310    COSMOTE MOBILE COMMUNICATIONS SA                                                                           9,025
          8,305    COX RADIO INCORPORATED CLASS A+                                                                          120,090
         19,902    CROWN CASTLE INTERNATIONAL CORPORATION+                                                                  651,990
          2,611    CTC MEDIA INCORPORATED+                                                                                   55,092
          8,098    CUMULUS MEDIA INCORPORATED+<<                                                                             79,603
         12,000    CYBERTAN TECHNOLOGY INCORPORATED+                                                                         26,112
         16,000    D-LINK CORPORATION                                                                                        23,235
          1,316    DAILY MAIL & GENERAL TRUST                                                                                20,006
          1,899    DEUTSCHE TELEKOM AG                                                                                       34,077
         22,654    DEUTSCHE TELEKOM AG ADR                                                                                  406,866
         30,200    DIGI.COM BHD+                                                                                            146,560
         17,354    ECHOSTAR COMMUNICATIONS CORPORATION+                                                                     704,572
            650    ELISA CORPORATION                                                                                         19,199
         13,359    EMBARQ CORPORATION                                                                                       739,421
          6,773    EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                                 55,674
          2,148    EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                 27,679
          7,874    ENTERCOM COMMUNICATIONS CORPORATION                                                                      225,118
          5,658    EQUINIX INCORPORATED+                                                                                    467,747
         25,915    EXTREME NETWORKS+                                                                                        114,285
        160,000    FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                           183,794
            259    FASTWEB+                                                                                                  13,528
          2,935    FRANCE TELECOM SA                                                                                         79,739
         11,057    FRANCE TELECOM SA ADR                                                                                    299,645
         72,702    GRUPO TELEVISA SA                                                                                        396,585
          1,710    HELLENIC TELECOMMUNICATIONS ORGANIZATION SA+                                                              46,390
          9,139    HUSQVARNA AB B SHARES+                                                                                   141,777
         42,432    INDEPENDENT NEWS & MEDIA PLC                                                                             185,302
          1,982    INMARSAT PLC                                                                                              14,939
         18,086    ITV PLC                                                                                                   38,987
         11,093    J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                 266,676

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS (CONTINUED)
         10,544    JOHN FAIRFAX HOLDINGS LIMITED                                                                    $        39,960
             56    KDDI CORPORATION                                                                                         438,409
         19,114    KINGSTON (HULL) COMMUNICATIONS PLC                                                                        29,189
          5,720    KT CORPORATION                                                                                           255,721
          3,740    KT FREETEL COMPANY LIMITED                                                                               102,466
            868    LAGARDERE SCA                                                                                             66,726
         14,600    LEADER UNIVERSAL HOLDINGS BHD+                                                                             2,959
          3,913    LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                264,401
         16,698    LIBERTY GLOBAL INCORPORATED+                                                                             455,187
          2,948    LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                      318,030
         13,050    LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                  307,589
         14,029    LIVE NATION INCORPORATED+<<                                                                              324,631
         13,313    MAGYAR TELEKOM PLC+                                                                                       65,223
            200    MANITOBA TELECOM SERVICES INCORPORATED+                                                                    7,876
         66,200    MAXIS COMMUNICATIONS BHD                                                                                 221,108
          5,576    MEDIASET SPA                                                                                              64,787
         76,000    MOBILONE LIMITED                                                                                         103,878
            580    MOBISTAR SA                                                                                               49,046
         59,775    MTN GROUP LIMITED                                                                                        727,552
         11,713    NII HOLDINGS INCORPORATED+<<                                                                             829,749
         16,517    NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                 436,214
          3,740    NORTEL NETWORKS CORPORATION+                                                                             112,110
         30,114    NTT DOCOMO INCORPORATED                                                                                  545,365
        110,000    PCCW LIMITED                                                                                              64,905
          2,500    PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                               119,508
          7,954    PORTUGAL TELECOM SGPS SA                                                                                 105,996
        156,000    PT INDONESIAN SATELLITE CORPORATION TBK                                                                  100,794
            484    PUBLICIS GROUPE                                                                                           21,700
         22,668    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                       201,292
         17,779    RADIO ONE INCORPORATED CLASS D+<<                                                                        125,164
             62    RAKUTEN INCORPORATED                                                                                      32,254
          4,696    REED ELSEVIER NV                                                                                          83,025
         10,273    RENTOKIL INITIAL PLC                                                                                      29,913
          1,907    REUTERS GROUP PLC                                                                                         16,321
          4,100    ROGERS COMMUNICATIONS INCORPORATED                                                                       133,839
          9,060    ROYAL KPN NV                                                                                             139,798
          6,991    ROYAL KPN NV ADR                                                                                         108,081
            543    RTL GROUP                                                                                                 61,798
        379,400    SAMART CORPORATION PCL                                                                                    98,683
         19,273    SBA COMMUNICATIONS CORPORATION+                                                                          519,793
         13,354    SEAT PAGINE GIALLE SPA                                                                                     8,217
          2,011    SES FDR                                                                                                   37,524
          1,100    SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                  37,789
        188,600    SHIN SATELLITE PCL+                                                                                       38,801
         12,720    SINCLAIR BROADCAST GROUP INCORPORATED                                                                    181,769
         85,100    SINGAPORE TELECOMMUNICATIONS LIMITED                                                                     178,092
          1,674    SK TELECOM COMPANY LIMITED                                                                               349,306
            531    SOCIETE TELEVISION FRANCAISE 1                                                                            17,898
         42,734    SPRINT NEXTEL CORPORATION                                                                                823,912
          5,389    STRATOS GLOBAL CORPORATION+                                                                               26,217
            106    SWISSCOM AG                                                                                               39,833
        169,000    TAIWAN MOBILE COMPANY LIMITED                                                                            163,615
            147    TDC AS+                                                                                                    5,586
          4,654    TELE NORTE LESTE PARTICIPACOES SA                                                                        119,615
          5,189    TELE2 AB                                                                                                  78,273
         29,376    TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                                99,384

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS (CONTINUED)
         97,374    TELECOM ITALIA RNC SPA                                                                           $       247,539
         96,414    TELECOM ITALIA SPA                                                                                       291,860
        172,900    TELECOM MALAYSIA BHD                                                                                     498,513
          3,803    TELECOMUNICACOES DE SAO PAULO SA                                                                          92,936
          8,689    TELEFONAKTIEBOLAGET LM ERICSSON                                                                          310,719
         32,000    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                  114,156
         11,569    TELEFONICA SA                                                                                            249,550
          8,558    TELEFONICA SA ADR<<                                                                                      550,964
        408,636    TELEFONOS DE MEXICO SA DE CV                                                                             593,324
          2,249    TELEKOM AUSTRIA AG                                                                                        56,250
         30,521    TELEKOMUNIKACJA POLSKA SA+                                                                               232,717
          2,078    TELEMAR NORTE LESTE SA                                                                                    41,256
          5,200    TELENOR ASA                                                                                               96,237
          4,314    TELEPHONE & DATA SYSTEMS INCORPORATED                                                                    240,247
         21,651    TELIASONERA AB                                                                                           182,645
          7,451    TELKOM SOUTH AFRICA LIMITED                                                                              167,982
         57,360    TELSTRA CORPORATION LIMITED                                                                              192,526
          1,000    TELUS CORPORATION+                                                                                        48,179
            900    TELUS CORPORATION NV+                                                                                     42,538
          7,000    TENCENT HOLDINGS LIMITED                                                                                  24,056
            836    TRINITY MIRROR PLC                                                                                         8,054
        262,500    TRUE CORPORATION PCL+                                                                                     48,218
        270,800    TT&T PCL+                                                                                                  7,959
        138,673    TV AZTECA SA DE CV                                                                                       111,170
          1,232    UNITED BUSINESS MEDIA PLC                                                                                 17,156
         58,500    UNITED COMMUNICATION INDUSTRY PCL+                                                                        66,194
         19,999    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                           719,964
         43,424    VERIZON COMMUNICATIONS INCORPORATED                                                                    1,625,360
            341    VIACOM INCORPORATED+                                                                                      13,490
          9,115    VIVENDI SA                                                                                               360,060
         17,300    VIVO PARTICIPACOES SA+                                                                                    64,452
         51,339    VODAFONE GROUP PLC                                                                                       142,684
         39,982    VODAFONE GROUP PLC ADR                                                                                 1,115,498
         39,925    WINDSTREAM CORPORATION                                                                                   600,871
         26,693    XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                              383,311
          4,090    YELL GROUP PLC                                                                                            48,120
         27,400    ZTE CORPORATION                                                                                          132,213
         18,000    ZYXEL COMMUNICATIONS CORPORATION+                                                                         26,413

                                                                                                                         39,560,962
                                                                                                                    ---------------
COMPUTERS & OFFICE EQUIPMENT - 0.04%
          8,295    AGILYSYS INCORPORATED                                                                                    174,195
      1,209,300    CALCOMP ELECTRONICS THAILAND PCL                                                                         167,756
        289,400    GLOBETRONICS TECHNOLOGY BHD                                                                               28,089

                                                                                                                            370,040
                                                                                                                    ---------------
COMPUTERS - MEMORY DEVICES - 0.01%
        762,700    MAGNECOMP PRECISION TECHNOLOGY THB+                                                                       42,366
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.23%
         74,800    CARSO INFRAESTRUCTURA Y CONSTRUCCION+                                                                     67,536
          5,907    CHEMED CORPORATION                                                                                       273,435
          9,848    DYCOM INDUSTRIES INCORPORATED+                                                                           246,200
          7,023    EMCOR GROUP INCORPORATED+                                                                                421,801
          6,557    INSITUFORM TECHNOLGY INCORPORATED+                                                                       166,154
            171    KOBENHAVNS LUFTHAVNE                                                                                      77,436

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS (CONTINUED)
         26,064    QUANTA SERVICES INCORPORATED+<<                                                                 $        604,424
         42,633    STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                                 153,609

                                                                                                                          2,010,595
                                                                                                                   ----------------

CONSUMER SERVICES - 0.05%
            260    HAKUHODO DY HOLDINGS INCORPORATED                                                                         17,566
          2,690    LVMH MOET HENNESSY LOUIS VUITTON SA                                                                      298,062
         20,143    RESORTS WORLD BHD                                                                                         86,253

                                                                                                                            401,881
                                                                                                                   ----------------

CONTAINERS, PACKAGING - 0.03%
        336,100    CAN-ONE BHD                                                                                               85,872
      1,192,800    POLYPLEX PCL+                                                                                            137,422

                                                                                                                            223,294
                                                                                                                   ----------------

DEPOSITORY INSTITUTIONS - 9.67%
         14,000    77 BANK LIMITED                                                                                           99,198
          3,724    ABN AMRO HOLDINGS NV                                                                                     130,645
         12,763    ABN AMRO HOLDINGS NV ADR                                                                                 447,981
         12,073    ABSA GROUP                                                                                               228,869
         14,684    AFRICAN BANK INVESTMENTS LIMITED                                                                          56,055
          2,479    ALLIANCE & LEICESTER PLC                                                                                  54,290
         12,528    ALLIED IRISH BANKS PLC                                                                                   368,880
          6,430    ALPHA BANK AE                                                                                            198,262
          5,383    AMCORE FINANCIAL INCORPORATED                                                                            176,078
        136,400    AMINVESTMENT GROUP BHD                                                                                    80,602
        274,800    AMMB HOLDINGS BHD                                                                                        262,013
          4,947    ANCHOR BANCORP WISCONSIN INCORPORATED                                                                    139,852
          5,947    ANGLO IRISH BANK CORPORATION PLC                                                                         126,706
         10,329    ASSOCIATED BANC-CORP                                                                                     357,177
          7,747    ASTORIA FINANCIAL CORPORATION                                                                            219,008
         32,211    AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                            743,604
         31,448    BANCA INTESA RNC SPA                                                                                     223,897
         54,052    BANCA INTESA SPA                                                                                         393,770
            788    BANCA LOMBARDA E PIEMONTESE SPA                                                                           18,426
         29,201    BANCA MONTE DEI PASCHI DI SIENA SPA                                                                      188,578
          2,350    BANCA POPOLARE DI MILANO SCARL                                                                            36,479
          8,557    BANCA POPOLARE ITALIANA                                                                                  129,092
          1,951    BANCHE POPOLARI UNITE SCPA                                                                                55,510
         20,997    BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                       512,102
          9,665    BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                 235,439
          1,103    BANCO BPI SA                                                                                               9,371
          6,318    BANCO BRADESCO SA                                                                                        230,314
         23,867    BANCO COMERCIAL PORTUGUES SA                                                                              87,173
        177,811    BANCO DE CHILE                                                                                            13,912
          1,051    BANCO DE CREDITO E INVERSIONES                                                                            32,932
            166    BANCO DE VALENCIA SA                                                                                       8,433
          3,556    BANCO DO BRASIL SA                                                                                       115,040
          1,067    BANCO ESPIRITO SANTO SA                                                                                   19,768
          3,973    BANCO ITAU HOLDING FINANCEIRA SA                                                                         117,101
          3,258    BANCO NOSSA CAIXA SA                                                                                      61,380
            405    BANCO PASTOR SA                                                                                            9,031
          2,588    BANCO POPOLARE DI VERONA E NOVARA SCRL                                                                    78,428
          6,268    BANCO POPULAR ESPANOL SA                                                                                 123,343
          1,583    BANCO SABADELL SA                                                                                         74,179
         23,595    BANCO SANTANDER CENTRAL HISPANO SA                                                                       437,453
         30,427    BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                 564,421

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
      1,306,416    BANCO SANTANDER CHILE SA                                                                        $         60,555
         19,074    BANCORPSOUTH INCORPORATED<<                                                                              474,943
         18,000    BANGKOK BANK PCL                                                                                          57,663
        415,500    BANK CENTRAL ASIA TBK PT                                                                                 224,097
        326,000    BANK MANDIRI PERSERO TBK PT                                                                               83,004
         67,443    BANK OF AMERICA CORPORATION                                                                            3,430,825
        261,000    BANK OF AYUDHYA PCL                                                                                      151,115
      1,078,000    BANK OF CHINA LIMITED+                                                                                   516,027
         24,192    BANK OF EAST ASIA LIMITED                                                                                138,408
         10,000    BANK OF FUKUOKA LIMITED                                                                                   84,368
         10,819    BANK OF HAWAII CORPORATION                                                                               559,559
          8,646    BANK OF IRELAND                                                                                          197,369
          6,000    BANK OF KYOTO LIMITED                                                                                     67,241
          3,900    BANK OF MONTREAL                                                                                         235,947
         10,896    BANK OF NEW YORK COMPANY INCORPORATED                                                                    442,596
          7,900    BANK OF NOVA SCOTIA                                                                                      343,531
         25,100    BANK OF THE PHILIPPINE ISLANDS                                                                            32,065
         23,000    BANK OF YOKOHAMA LIMITED                                                                                 188,025
          3,048    BANK PEKAO SA+                                                                                           236,947
            260    BANK PRZEMYSLOWO HANDLOWY PBK+                                                                            79,879
        172,500    BANK RAKYAT INDONESIA                                                                                     89,731
            674    BANK ZACHODNI WBK SA+                                                                                     51,597
            224    BANKINTER SA                                                                                              16,585
         56,155    BARCLAYS PLC                                                                                             816,190
          7,838    BB&T CORPORATION                                                                                         332,958
         15,636    BNP PARIBAS                                                                                              815,230
         53,500    BOC HONG KONG HOLDINGS LIMITED                                                                           129,419
            187    BRE BANK SA+                                                                                              25,375
        127,300    BUMIPUTRA COMMERCE HOLDINGS BHD                                                                          339,782
          4,200    CANADIAN IMPERIAL BANK OF COMMERCE                                                                       361,467
         17,229    CAPITALIA SPA                                                                                            148,428
         10,199    CATHAY GENERAL BANCORP                                                                                   346,052
        168,000    CHANG HWA COMMERCIAL BANK                                                                                111,660
         15,000    CHIBA BANK LIMITED                                                                                       143,147
          5,763    CHINA BANKING CORPORATION                                                                                105,674
        400,000    CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION+                                                         184,522
        110,200    CHINA MERCHANTS BANK COMPANY LIMITED+                                                                    223,983
         11,284    CHITTENDEN CORPORATION                                                                                   345,178
         75,279    CITIGROUP INCORPORATED                                                                                 3,794,062
         20,077    CITIZENS BANKING CORPORATION                                                                             455,748
         12,939    COLONIAL BANCGROUP INCORPORATED                                                                          334,214
          2,298    COMERICA INCORPORATED                                                                                    138,776
          5,899    COMMERCE BANCSHARES INCORPORATED                                                                         291,708
          4,981    COMMERZBANK AG                                                                                           205,658
         23,577    COMMONWEALTH BANK OF AUSTRALIA                                                                           928,071
         11,473    COMPASS BANCSHARES INCORPORATED                                                                          791,752
         73,000    COSMOS BANK TAIWAN+                                                                                       28,801
          7,315    CREDIT AGRICOLE SA                                                                                       291,957
          5,404    CREDITO EMILIANO SPA                                                                                      82,026
          4,534    CULLEN FROST BANKERS INCORPORATED                                                                        245,199
          5,070    DAEGU BANK                                                                                                86,411
          7,740    DANSKE BANK                                                                                              358,060
         20,000    DBS GROUP HOLDINGS LIMITED                                                                               278,595
          4,200    DEN NORSKE BANK ASA                                                                                       56,842
          1,999    DEPFA BANK PLC                                                                                            33,570
          4,454    DEUTSCHE BANK AG                                                                                         584,998

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
            464    DEUTSCHE POSTBANK AG                                                                            $         39,022
          4,133    DEXIA                                                                                                    121,913
         10,213    DIME COMMUNITY BANCSHARES                                                                                128,377
          5,086    DOWNEY FINANCIAL CORPORATION<<                                                                           333,336
        108,000    E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                   71,454
         13,126    EAST WEST BANCORP INCORPORATED                                                                           489,206
          3,900    EFG EUROBANK ERGASIAS SA                                                                                 144,716
          1,716    ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                           127,532
         48,000    FAR EASTERN INTERNATIONAL BANK                                                                            26,294
          6,829    FIFTH THIRD BANCORP                                                                                      275,072
         18,070    FIRST BANCORP PUERTO RICO<<                                                                              215,756
         10,976    FIRST HORIZON NATIONAL CORPORATION<<                                                                     473,614
         13,144    FIRST MIDWEST BANCORP INCORPORATED                                                                       494,477
         28,553    FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                               405,453
         19,205    FIRSTMERIT CORPORATION                                                                                   411,947
        216,245    FIRSTRAND LIMITED                                                                                        716,330
         14,640    FNB CORPORATION PA<<                                                                                     251,222
         10,466    FORTIS                                                                                                   450,407
        202,000    FUBON FINANCIAL HOLDING COMPANY LIMITED                                                                  186,367
         45,135    FULTON FINANCIAL CORPORATION                                                                             693,725
          5,767    GETIN HOLDING SA+                                                                                         28,579
         12,540    GREATER BAY BANCORP                                                                                      336,072
          6,000    GUNMA BANK LIMITED                                                                                        41,348
          8,850    HANA FINANCIAL GROUP INCORPORATED                                                                        469,895
          2,174    HANCOCK HOLDING COMPANY                                                                                   96,895
         10,400    HANG SENG BANK LIMITED                                                                                   141,631
          5,480    HBOS PLC                                                                                                 116,353
         26,961    HBOS PLC ADR<<                                                                                           571,166
          7,000    HIROSHIMA BANK LIMITED                                                                                    41,145
         20,000    HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                     75,331
             48    HOME CAPITAL GROUP INCORPORATED                                                                            1,496
         14,400    HONG LEONG BANK BHD                                                                                       25,281
         68,900    HONG LOENG FINANCIAL GROUP BHD                                                                           112,112
         21,370    HSBC HOLDINGS PLC                                                                                        373,984
         15,495    HSBC HOLDINGS PLC ADR                                                                                  1,357,362
        170,000    HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                               130,015
         46,554    HUDSON CITY BANCORP INCORPORATED                                                                         623,824
         20,050    HUNTINGTON BANCSHARES INCORPORATED<<                                                                     464,158
            759    HYPO REAL ESTATE HOLDING AG                                                                               48,092
      1,523,103    INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H+                                                           840,212
          4,090    INDUSTRIAL BANK OF KOREA+                                                                                 81,218
         18,367    INDYMAC BANCORP INCORPORATED<<                                                                           630,539
             60    ING BANK SLASKI SA                                                                                        15,019
          4,212    INTERNATIONAL BANCSHARES CORPORATION                                                                     122,906
         10,129    INTESA SAN PAOLO ADR+<<                                                                                  441,938
          5,237    INVESTORS FINANCIAL SERVICES CORPORATION                                                                 306,574
          2,000    JARDINE STRATEGIC HOLDINGS LIMITED+                                                                       27,200
         12,000    JOYO BANK LIMITED                                                                                         78,743
         52,077    JPMORGAN CHASE & COMPANY                                                                               2,572,604
            586    JULIUS BAER HOLDING AG                                                                                    74,091
          2,895    KBC GROEP NV                                                                                             352,307
          5,850    KEYCORP                                                                                                  220,779
        129,200    KIATNAKIN FINANCE                                                                                        112,967
          6,200    KOREA EXCHANGE BANK+                                                                                      89,211
          1,740    KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                                 86,843
        566,100    KRUNG THAI BANK PCL                                                                                      192,998

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         10,349    LLOYDS TSB GROUP PLC                                                                            $        116,676
          9,505    LLOYDS TSB GROUP PLC ADR                                                                                 430,672
          1,214    M&T BANK CORPORATION                                                                                     145,583
          7,637    MAF BANCORP INCORPORATED                                                                                 337,937
        150,500    MALAYAN BANKING BHD                                                                                      537,040
        134,800    MALAYSIAN PLANTATIONS BHD                                                                                108,517
         21,830    MARSHALL & ILSLEY CORPORATION                                                                          1,037,580
          2,758    MEDIOBANCA SPA                                                                                            61,864
        389,000    MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                   259,727
          6,013    MELLON FINANCIAL CORPORATION<<                                                                           261,145
         11,142    MERCANTILE BANKSHARES CORPORATION                                                                        524,565
            177    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                            2,187,842
         14,000    MITSUI TRUST HOLDINGS INCORPORATED                                                                       156,186
            212    MIZUHO FINANCIAL GROUP INCORPORATED                                                                    1,486,023
         27,000    MIZUHO TRUST & BANKING COMPANY LIMITED                                                                    62,022
          1,123    NATIONAL AUSTRALIA BANK LIMITED                                                                           35,711
          5,432    NATIONAL AUSTRALIA BANK LIMITED ADR                                                                      862,221
            900    NATIONAL BANK OF CANADA+                                                                                  50,248
         40,665    NATIONAL BANK OF GREECE SA<<                                                                             425,356
          8,715    NATIONAL CITY CORPORATION                                                                                329,863
          2,138    NATIXIS                                                                                                   56,586
          7,480    NEDBANK GROUP LIMITED                                                                                    139,409
         23,782    NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                398,111
         26,389    NEWALLIANCE BANCSHARES INCORPORATED                                                                      416,946
         22,000    NIS GROUP COMPANY LIMITED                                                                                 12,820
         12,000    NISHI-NIPPON CITY BANK LIMITED                                                                            57,664
         19,790    NORDEA BANK AB                                                                                           301,068
          2,385    NORTHERN ROCK PLC                                                                                         53,122
         14,873    OLD NATIONAL BANCORP                                                                                     271,284
         12,000    ORIENT CORPORATION                                                                                        19,052
         45,000    OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                              250,147
         11,564    PACIFIC CAPITAL BANCORP                                                                                  364,266
          2,503    PARK NATIONAL CORPORATION                                                                                233,455
         33,100    PHATRA SECURITIES PCL                                                                                     29,914
          4,276    PIRAEUS BANK SA                                                                                          147,124
         19,108    PKO BANK POLSKI SA                                                                                       288,025
          4,230    PNC FINANCIAL SERVICES GROUP                                                                             310,101
         22,669    POPULAR INCORPORATED                                                                                     396,934
          8,040    PROVIDENT BANKSHARES CORPORATION                                                                         275,852
         14,735    PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                258,747
        127,500    PUBLIC BANK BHD                                                                                          320,297
          6,120    PUSAN BANK                                                                                                84,810
            242    RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                    32,569
         10,602    REGIONS FINANCIAL CORPORATION                                                                            379,764
             93    RESONA HOLDINGS INCORPORATED                                                                             263,897
         73,600    RHB CAPITAL BHD                                                                                           92,026
         41,996    RMB HOLDINGS LIMITED                                                                                     199,060
         10,500    ROYAL BANK OF CANADA                                                                                     485,589
         27,367    ROYAL BANK OF SCOTLAND GROUP PLC                                                                       1,079,887
              4    SAPPORO HOLDINGS                                                                                          41,551
          5,000    SHIGA BANK                                                                                                31,839
        164,000    SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                              164,249
         24,000    SHINSEI BANK LIMITED                                                                                     128,503
         11,000    SHIZUOKA BANK LIMITED                                                                                    117,515
        107,800    SIAM CITY BANK PCL                                                                                        57,345
         82,300    SIAM COMMERCIAL BANK PCL                                                                                 157,223

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
        296,000    SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                      $        149,123
          3,750    SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                 115,010
          9,213    SKY FINANCIAL GROUP INCORPORATED                                                                         258,977
        237,221    SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                    22,695
         19,202    SOCIETE GENERALE                                                                                         645,994
         19,129    SOUTH FINANCIAL GROUP INCORPORATED                                                                       512,275
         29,034    SOVEREIGN BANCORP INCORPORATED                                                                           733,697
          8,550    ST GEORGE BANK LIMITED                                                                                   222,642
         49,280    STANDARD BANK GROUP LIMITED                                                                              685,012
         11,002    STANDARD CHARTERED PLC                                                                                   308,582
         17,181    STERLING BANCSHARES INCORPORATED (TEXAS)                                                                 198,612
            136    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                           1,320,718
         28,000    SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                 317,338
         15,287    SUNCORP-METWAY LIMITED                                                                                   262,211
          5,090    SUNTRUST BANKS INCORPORATED                                                                              429,138
          3,000    SURUGA BANK LIMITED                                                                                       41,373
         12,728    SUSQUEHANNA BANCSHARES INCORPORATED                                                                      308,781
          7,710    SVB FINANCIAL GROUP+<<                                                                                   372,393
          3,600    SVENSKA HANDELSBANKEN                                                                                    103,718
          2,700    SWEDBANK AB                                                                                               92,845
            190    SYDBANK AS                                                                                                 9,954
         24,117    SYNOVUS FINANCIAL CORPORATION                                                                            780,667
         71,000    TA CHONG BANK LIMITED+                                                                                    23,272
        178,000    TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                                94,537
         78,000    TAIWAN BUSINESS BANK+                                                                                     24,501
         10,918    TCF FINANCIAL CORPORATION                                                                                288,672
          8,487    TD BANKNORTH INCORPORATED                                                                                272,518
         22,300    THAI FARMERS BANK PUB COMPANY LIMITED                                                                     41,946
        254,900    THANACHART CAPITAL PCL                                                                                    90,648
          2,000    THE CHUGOKU BANK LIMITED+                                                                                 26,602
          6,000    THE HACHIJUNI BANK LIMITED                                                                                43,577
          2,000    THE HYAKUJUSHI BANK LIMITED                                                                               12,364
          3,000    THE IYO BANK LIMITED                                                                                      29,871
          3,000    THE JUROKU BANK LIMITED                                                                                   17,811
        132,800    TISCO BANK PCL                                                                                            83,524
      1,795,573    TMB BANK PCL+                                                                                             99,739
          4,400    TORONTO-DOMINION BANK                                                                                    262,962
          4,189    TORONTO-DOMINION BANK ADR                                                                                250,502
         18,217    TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                 180,166
         12,681    TRUSTMARK CORPORATION                                                                                    362,677
         24,199    UCBH HOLDINGS INCORPORATED<<                                                                             461,233
         42,354    UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                                155,794
         92,073    UNICREDITO ITALIANO SPA                                                                                  852,911
          4,595    UNIONBANCAL CORPORATION                                                                                  281,076
          9,552    UNITED BANKSHARES INCORPORATED                                                                           339,765
         22,000    UNITED OVERSEAS BANK LIMITED                                                                             293,506
         26,363    US BANCORP                                                                                               940,105
         10,286    VALLEY NATIONAL BANCORP                                                                                  259,001
         37,398    W HOLDING COMPANY INCORPORATED                                                                           199,705
         28,534    WACHOVIA CORPORATION                                                                                   1,579,928
         22,247    WASHINGTON FEDERAL INCORPORATED                                                                          529,034
         14,192    WASHINGTON MUTUAL INCORPORATED                                                                           611,391
         14,663    WEBSTER FINANCIAL CORPORATION                                                                            724,206
         47,284    WELLS FARGO & COMPANY+++                                                                               1,640,755
          6,871    WESTAMERICA BANCORPORATION<<                                                                             337,366
         16,807    WESTERN UNION COMPANY                                                                                    364,208

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
          2,682    WESTPAC BANKING CORPORATION                                                                     $         53,801
          5,872    WESTPAC BANKING CORPORATION ADR                                                                          589,314
         17,252    WHITNEY HOLDING CORPORATION                                                                              547,233
          5,785    WILMINGTON TRUST CORPORATION                                                                             246,615
          7,000    WING HANG BANK LIMITED                                                                                    79,201
          5,722    WINTRUST FINANCIAL CORPORATION                                                                           262,296
          2,000    YAMAGUCHI FINANCIAL GROUP+                                                                                26,011

                                                                                                                         84,805,118
                                                                                                                   ----------------
DIVERSIFIED OPERATIONS - 0.06%
          7,785    BOUSTEAD HOLDINGS BHD                                                                                      4,845
            546    CHARTER PLC+                                                                                               9,217
        278,043    CHINA RARE EARTH HOLDINGS LIMITED                                                                         67,260
          4,300    GRUPO IMSA SA+                                                                                            18,349
         39,000    HUTCHISON WHAMPOA LIMITED                                                                                371,131
          6,000    MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                   11,596

                                                                                                                            482,398
                                                                                                                   ----------------
EATING & DRINKING PLACES - 0.65%
         19,092    APPLEBEES INTERNATIONAL INCORPORATED<<                                                                   487,992
            836    AUTOGRILL SPA                                                                                             15,112
          8,837    BOB EVANS FARMS INCORPORATED                                                                             319,546
          1,852    C&C GROUP PLC                                                                                             25,734
          6,256    CBRL GROUP INCORPORATED<<                                                                                291,905
          7,432    CEC ENTERTAINMENT INCORPORATED+                                                                          316,900
         17,248    CHEESECAKE FACTORY INCORPORATED+<<                                                                       470,698
             31    CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+<<                                                             1,728
          3,406    ENTERPRISE INNS PLC                                                                                       42,113
         16,692    FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                           50,634
          1,745    HEINEKEN NV                                                                                               86,019
          3,259    IHOP CORPORATION                                                                                         181,591
            600    ITO EN LIMITED                                                                                            19,458
          7,745    JACK IN THE BOX INCORPORATED+                                                                            529,293
         14,943    KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                   151,970
         18,414    MCDONALD'S CORPORATION                                                                                   805,060
          2,288    MITCHELLS & BUTLERS PLC+                                                                                  31,885
          4,714    PAPA JOHNS INTERNATIONAL INCORPORATED+<<                                                                 139,204
          5,430    PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                  237,237
          4,791    PUNCH TAVERNS PLC                                                                                        108,782
          6,010    SABMILLER PLC                                                                                            133,154
          2,000    SAIZERIYA COMPANY LIMITED                                                                                 26,079
          3,000    SAPPORO HOLDINGS LIMITED                                                                                  22,346
         16,181    SONIC CORPORATION+                                                                                       350,642
          1,100    TIM HORTONS INCORPORATION                                                                                 33,011
          8,304    TRIARC COMPANIES INCORPORATED CLASS B                                                                    149,721
          8,126    WENDY'S INTERNATIONAL INCORPORATED                                                                       260,763
          1,142    WHITBREAD PLC                                                                                             36,960
          5,786    YUM! BRANDS INCORPORATED                                                                                 335,241

                                                                                                                          5,660,778
                                                                                                                   ----------------
EDUCATIONAL SERVICES - 0.28%
          2,852    APOLLO GROUP INCORPORATED CLASS A+<<                                                                     134,871
            900    BENESSE CORPORATION                                                                                       34,659
          7,595    CAREER EDUCATION CORPORATION+<<                                                                          224,660
         21,113    CORINTHIAN COLLEGES INCORPORATED+<<                                                                      294,526
          8,996    ITT EDUCATIONAL SERVICES INCORPORATED+                                                                   719,500

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
EDUCATIONAL SERVICES (CONTINUED)
         10,840    LAUREATE EDUCATION INCORPORATED+<<                                                              $        646,931
          3,205    STRAYER EDUCATION INCORPORATED                                                                           377,837

                                                                                                                          2,432,984
                                                                                                                   ----------------

ELECTRIC INTERGRATED - 0.02%
         10,746    SCOTTISH POWER PLC+                                                                                      161,465
                                                                                                                   ----------------

ELECTRIC, GAS & SANITARY SERVICES - 5.12%
          2,912    AEM SPA                                                                                                    9,827
          6,701    AGL ENERGY LIMITED                                                                                        85,267
         20,240    AGL RESOURCES INCORPORATED                                                                               824,375
         50,934    AGUAS ANDINAS SA CLASS A                                                                                  21,343
          7,089    ALINTA LIMITED                                                                                            79,590
         10,318    ALLIANT ENERGY CORPORATION                                                                               431,499
         24,211    ALLIED WASTE INDUSTRIES INCORPORATED+                                                                    310,385
        226,651    ALMENDRAL SA                                                                                              17,566
         18,206    AMEREN CORPORATION                                                                                       950,899
          5,698    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             255,612
         11,193    AQUA AMERICA INCORPORATED<<                                                                              255,088
         95,935    AQUILA INCORPORATED+                                                                                     397,171
        395,800    ASIAN INSULATORS PCL                                                                                      80,847
         21,325    ATMOS ENERGY CORPORATION                                                                                 672,164
        251,000    AU OPTRONICS CORPORATION                                                                                 363,360
         11,848    AVISTA CORPORATION                                                                                       277,243
          8,130    BLACK HILLS CORPORATION<<                                                                                293,087
          4,927    BRITISH ENERGY GROUP PLC+                                                                                 40,064
         23,410    CENTERPOINT ENERGY INCORPORATED<<                                                                        417,634
         31,392    CENTRICA PLC+                                                                                            230,756
          7,960    CEZ AS                                                                                                   320,130
         12,600    CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                424,576
          8,823    CIA GENERAL DE ELECTRICIDAD SA                                                                            70,342
         27,219    CITIZENS COMMUNICATIONS COMPANY                                                                          410,190
         14,521    CLECO CORPORATION                                                                                        380,450
         33,000    CLP HOLDINGS LIMITED                                                                                     241,809
         18,590    CMS ENERGY CORPORATION<<                                                                                 324,396
        191,455    COLBUN SA                                                                                                 36,562
            200    COMPANIA CERVECERIAS UNIDAS SA ADR                                                                         7,356
          3,715    CONSOLIDATED EDISON INCORPORATED                                                                         180,475
         15,951    CONSTELLATION ENERGY GROUP INCORPORATED                                                                1,254,865
         11,454    CPFL ENERGIA SA                                                                                          152,594
         92,000    DATANG INTERNATIONAL POWER GENERATION COMPANY LIMITED                                                     93,024
          5,093    DOMINION RESOURCES INCORPORATED                                                                          435,604
          9,662    DPL INCORPORATED<<                                                                                       291,503
          1,777    DRAX GROUP PLC+                                                                                           24,955
         15,974    DTE ENERGY COMPANY<<                                                                                     739,596
         18,115    DUKE ENERGY CORPORATION                                                                                  356,684
         22,510    DUQUESNE LIGHT HOLDINGS INCORPORATED                                                                     452,676
        105,528    DYNEGY INCORPORATED CLASS A+<<                                                                           866,385
          3,016    E.ON AG                                                                                                  395,689
         11,523    E.ON AG ADR                                                                                              502,518
          4,668    EDISON INTERNATIONAL                                                                                     219,023
         19,099    EDISON SPA                                                                                                53,393
          3,107    EDP - ENERGIAS DO BRASIL SA                                                                               48,938
         62,872    EL PASO CORPORATION                                                                                      904,099
         11,425    EL PASO ELECTRIC COMPANY+                                                                                268,945
          2,400    ELECTRIC POWER DEVELOPMENT COMPANY                                                                       121,003
          2,324    ELECTRICITE DE FRANCE                                                                                    170,411

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
         48,600    ELECTRICITY GENERATING PCL                                                                      $        142,122
        113,402    EMPRESA NACIONAL DE ELECTRICIDAD SA (ENDESA-CHILE)                                                       146,128
            775    ENAGAS                                                                                                    17,671
          2,300    ENBRIDGE INCORPORATED+                                                                                    72,976
          5,799    ENDESA SA+                                                                                               295,069
         15,758    ENEL SPA                                                                                                 164,637
          3,431    ENEL SPA ADR<<                                                                                           179,235
         12,525    ENERGY EAST CORPORATION                                                                                  309,493
          5,140    ENERGY SAVINGS INCOME FUND                                                                                54,450
        444,461    ENERSIS SA                                                                                               138,855
          2,939    ENTERGY CORPORATION                                                                                      290,079
         13,295    ENVESTRA LIMITED                                                                                          12,570
          9,763    EXELON CORPORATION                                                                                       643,675
          4,584    FIRSTENERGY CORPORATION                                                                                  286,821
          3,000    FORTUM OYJ                                                                                                82,815
          5,413    FPL GROUP INCORPORATED                                                                                   319,746
            719    GAMESA CORPORATION TECNOLOGICA SA                                                                         20,657
            866    GAS NATURAL SDG SA                                                                                        37,085
          6,724    GREAT PLAINS ENERGY INCORPORATED                                                                         209,049
         15,163    GRUPO ELEKTRA SA DE CV                                                                                   229,546
         21,101    HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                                552,213
          2,800    HOKURIKU ELECTRIC POWER COMPANY                                                                           71,176
         57,008    HONG KONG & CHINA GAS                                                                                    124,488
         19,500    HONG KONG ELECTRIC HOLDINGS LIMITED                                                                       98,710
         22,605    HONG KONG ELECTRIC HOLDINGS LIMITED ADR                                                                  114,438
        204,000    HUANENG POWER INTERNATIONAL INCORPORATED                                                                 176,245
          5,983    IBERDROLA SA                                                                                             262,626
         10,994    IDACORP INCORPORATED                                                                                     383,031
         19,416    INTEGRYS ENERGY GROUP INCORPORATED<<                                                                   1,082,267
          8,965    INTERNATIONAL POWER PLC                                                                                   64,271
         15,500    KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                               460,772
          2,030    KELDA GROUP PLC                                                                                           35,566
         15,461    KEYSPAN CORPORATION                                                                                      634,519
          2,275    KINDER MORGAN INCORPORATED                                                                               240,604
         10,700    KOREA ELECTRIC POWER CORPORATION                                                                         449,952
            530    KOREA GAS CORPORATION                                                                                     20,683
          7,300    KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                               208,994
            797    LINDE AG                                                                                                  81,223
         28,000    MALAKOFF BHD                                                                                              80,731
         14,098    MDU RESOURCES GROUP INCORPORATED                                                                         372,610
          6,574    NATIONAL FUEL GAS COMPANY                                                                                274,530
          3,757    NICOR INCORPORATED<<                                                                                     174,851
         24,083    NISOURCE INCORPORATED                                                                                    572,935
         13,648    NORTHEAST UTILITIES                                                                                      396,611
          6,683    NORTHWEST NATURAL GAS COMPANY                                                                            295,856
          9,053    NSTAR                                                                                                    309,703
          7,628    OGE ENERGY CORPORATION                                                                                   294,517
          8,756    ONEOK INCORPORATED                                                                                       364,775
         33,000    OSAKA GAS COMPANY LIMITED                                                                                129,592
          1,539    PENNON GROUP PLC                                                                                          16,248
         16,088    PEPCO HOLDINGS INCORPORATED                                                                              428,263
         86,000    PERUSAHAAN GAS NEGARA PT                                                                                  84,291
         58,200    PETRONAS GAS BHD                                                                                         143,714
          5,265    PG&E CORPORATION<<                                                                                       244,401
         18,161    PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                              456,386
          8,814    PINNACLE WEST CAPITAL CORPORATION                                                                        417,960

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
         16,441    PNM RESOURCES INCORPORATED                                                                      $        502,437
          5,766    PPL CORPORATION                                                                                          219,223
          3,629    PROGRESS ENERGY INCORPORATED                                                                             177,313
            320    PUBLIC POWER CORPORATION SA                                                                                8,275
          3,551    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             265,970
          9,812    PUGET ENERGY INCORPORATED<<                                                                              242,062
          7,152    QUESTAR CORPORATION                                                                                      601,769
        114,600    RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                            149,039
            468    RED ELECTRICA DE ESPANA                                                                                   21,305
         26,151    RELIANT ENERGY INCORPORATED+                                                                             442,213
          2,142    RENEWABLE ENERGY CORPORATION AS+                                                                          44,183
         10,194    REPUBLIC SERVICES INCORPORATED                                                                           428,862
          3,687    RWE AG                                                                                                   376,185
          9,360    SCANA CORPORATION                                                                                        390,593
          6,701    SCOTTISH & SOUTHERN ENERGY PLC                                                                           189,133
          3,030    SCOTTISH POWER PLC                                                                                       181,406
          3,509    SEMPRA ENERGY                                                                                            210,715
          1,320    SEVERN TRENT PLC+                                                                                         35,805
          3,400    SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                               84,993
         57,176    SIERRA PACIFIC RESOURCES+                                                                                992,575
         10,838    SOUTHERN COMPANY<<                                                                                       388,000
         29,187    SOUTHERN UNION COMPANY                                                                                   855,179
         10,653    SOUTHWEST GAS CORPORATION                                                                                395,439
          9,426    SPECTRA ENERGY CORPORATION                                                                               242,531
          9,851    STERICYCLE INCORPORATED+                                                                                 766,506
          9,378    SUEZ SA<<                                                                                                453,051
         17,738    TECO ENERGY INCORPORATED                                                                                 297,466
         72,200    TENAGA NASIONAL BHD                                                                                      247,331
          5,535    TERNA SPA                                                                                                 19,264
          4,000    THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED+                                                          93,911
          8,100    TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                               216,164
         24,000    TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                                837,091
         39,000    TOKYO GAS COMPANY LIMITED                                                                                219,027
          7,429    TRACTEBEL ENERGIA SA                                                                                      60,434
            900    TRANSALTA CORPORATION                                                                                     18,606
         27,313    UGI CORPORATION                                                                                          713,142
            855    UNION FENOSA SA                                                                                           42,882
          8,550    UNISOURCE ENERGY CORPORATION                                                                             324,131
          6,243    UNITED UTILITIES PLC                                                                                      89,207
         19,967    VECTREN CORPORATION                                                                                      559,276
          2,567    VEOLIA ENVIRONNEMENT                                                                                     181,130
            294    VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                   12,376
         10,477    WASTE CONNECTIONS INCORPORATED+<<                                                                        463,293
          7,753    WASTE MANAGEMENT INCORPORATED                                                                            263,990
         12,499    WGL HOLDINGS INCORPORATED                                                                                393,968
          8,957    WILLIAMS COMPANIES INCORPORATED                                                                          241,570
         10,397    WISCONSIN ENERGY CORPORATION                                                                             498,536
          2,000    WOONGJIN COWAY COMPANY LIMITED                                                                            55,750
         35,638    XCEL ENERGY INCORPORATED<<                                                                               842,126

                                                                                                                         44,889,832
                                                                                                                   ----------------

ELECTRICAL PRODUCTS - 0.00%
          9,000    INVENTEC APPLIANCES CORPORATION+                                                                          22,862
                                                                                                                   ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.99%
         97,000    ACER INCORPORATED                                                                                        185,463
          7,271    ACTEL CORPORATION+                                                                                       121,717

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

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--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          9,897    ACUITY BRANDS INCORPORATED                                                                      $        548,294
         27,512    ADAPTEC INCORPORATED+                                                                                    100,419
          9,778    ADC TELECOMMUNICATIONS INCORPORATED+                                                                     160,555
         11,380    ADVANCED MICRO DEVICES INCORPORATED+                                                                     171,383
        152,000    ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED+                                                         180,140
          2,600    ADVANTEST CORPORATION                                                                                    121,645
         17,674    AEROFLEX INCORPORATED+<<                                                                                 202,014
         43,903    AGERE SYSTEMS INCORPORATED+                                                                              961,915
          1,171    AIXTRON AG+                                                                                                7,981
         42,534    ALCO HOLDINGS LIMITED                                                                                     22,320
          7,800    ALPINE ELECTRONICS INCORPORATED                                                                          147,226
          8,900    ALPS ELECTRIC COMPANY LIMITED                                                                            106,505
         30,516    ALTERA CORPORATION+                                                                                      644,193
          9,105    AMETEK INCORPORATED                                                                                      311,391
         25,236    AMKOR TECHNOLOGY INCORPORATED+                                                                           290,971
          7,798    AMPHENOL CORPORATION CLASS A                                                                             503,283
          7,121    ANALOG DEVICES INCORPORATED                                                                              258,136
         13,457    ANDREW CORPORATION+<<                                                                                    142,913
          9,000    ANRITSU CORPORATION                                                                                       47,200
         35,433    ARM HOLDINGS PLC                                                                                          89,256
          5,000    ASIA OPTICAL COMPANY INCORPORATED                                                                         23,445
         27,000    ASM PACIFIC TECHNOLOGY                                                                                   157,584
        141,000    ASUSTEK COMPUTER INCORPORATED                                                                            376,571
          7,562    ATMI INCORPORATED+                                                                                       251,361
          6,227    AVX CORPORATION                                                                                           95,149
             14    AXELL CORPORATION                                                                                         42,800
             82    BANG & OLUFSEN AS                                                                                          9,902
        333,000    BANK OF COMMUNICATIONS LIMITED                                                                           335,429
          1,883    BARCO NV                                                                                                 172,960
         15,927    BENCHMARK ELECTRONICS INCORPORATED+<<                                                                    342,112
          9,646    BROADCOM CORPORATION CLASS A+                                                                            328,832
         14,000    BROTHER INDUSTRIES LIMITED                                                                               184,444
         49,500    BYD COMPANY LIMITED+                                                                                     201,472
         10,470    C-COR INCORPORATED+                                                                                      142,916
          2,400    CANON ELECTRONICS INCORPORATED                                                                            80,263
          4,100    CANON INCORPORATED                                                                                       224,027
         18,707    CANON INCORPORATED ADR                                                                                 1,011,487
          7,738    CELESTICA INCORPORATED+                                                                                   48,595
          5,560    CERADYNE INCORPORATED+                                                                                   286,896
          4,090    CESKY TELECOM AS                                                                                         106,170
             82    CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                               805
         10,521    CHECKPOINT SYSTEMS INCORPORATED+                                                                         205,791
          9,000    CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                              33,596
        162,000    CHI MEI OPTOELECTRONICS CORPORATION                                                                      164,212
          1,900    CHIYODA INTEGRE COMPANY LIMITED                                                                           43,565
        134,000    CHUNGHWA PICTURE TUBES LIMITED                                                                            25,661
         21,981    CIENA CORPORATION+                                                                                       691,742
        133,849    CISCO SYSTEMS INCORPORATED+                                                                            3,472,043
            300    CMK CORPORATION                                                                                            3,354
        118,019    CONEXANT SYSTEMS INCORPORATED+                                                                           234,858
          8,700    COOPER INDUSTRIES LIMITED CLASS A                                                                        798,138
          2,000    CORONA CORPORATION                                                                                        35,048
         17,205    CREE INCORPORATED+<<                                                                                     302,808
          8,627    CYMER INCORPORATED+<<                                                                                    358,538
         37,588    CYPRESS SEMICONDUCTOR CORPORATION+                                                                       714,172
         16,000    DAIDO STEEL COMPANY LIMITED                                                                              114,585

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          2,000    DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                  $         16,384
          6,000    DAISHINKU CORPORATION                                                                                     40,486
        290,300    DELTA ELECTRONICS THAI PCL                                                                               149,309
          4,063    DIONEX CORPORATION+<<                                                                                    250,362
          1,900    EIZO NANAO CORPORATION                                                                                    56,642
         15,573    ELECTRICIDADE DE PORTUGAL SA                                                                              85,319
          7,291    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                            156,902
         19,642    ELECTROCOMPONENTS PLC                                                                                    102,236
         10,605    ELECTROLUX AB CLASS B                                                                                    238,061
         43,000    ELITEGROUP COMPUTER SYSTEMS+                                                                              23,099
          4,622    ENERGIZER HOLDINGS INCORPORATED+                                                                         397,122
          4,900    ENESERVE CORPORATION+                                                                                     22,636
          3,900    ENPLAS CORPORATION                                                                                        65,774
          8,000    EPISTAR CORPORATION                                                                                       28,649
          8,000    EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                     30,106
         10,894    EXAR CORPORATION+                                                                                        146,524
         10,720    FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                      200,571
          4,400    FANUC LIMITED                                                                                            393,142
         10,000    FARADAY TECHNOLOGY CORPORATION+                                                                           27,860
         51,283    FLEXTRONICS INTERNATIONAL LIMITED+                                                                       560,523
          2,400    FOSTER ELECTRIC COMPANY LIMITED                                                                           27,950
          9,754    FUELCELL ENERGY INCORPORATED+<<                                                                           67,303
          1,000    FUNAI ELECTRIC COMPANY LIMITED                                                                            96,529
          5,600    FUTABA CORPORATION CHIBA                                                                                 131,002
         60,749    GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                             246,033
        157,407    GENERAL ELECTRIC COMPANY                                                                               5,496,652
          2,035    GENLYTE GROUP INCORPORATED+                                                                              141,209
         12,145    GENTEX CORPORATION<<                                                                                     202,943
          3,800    GEOMATEC COMPANY LIMITED                                                                                  26,636
         12,463    GN STORE NORD                                                                                            180,379
         24,752    GRAFTECH INTERNATIONAL LIMITED+                                                                          195,541
         25,000    GS YUASA CORPORATION                                                                                      57,639
          4,300    HAMAMATSU PHOTONICS                                                                                      126,011
        194,800    HANA MICROELECTRONICS PCL                                                                                147,424
        130,000    HANNSTAR DISPLAY CORPORATION+                                                                             22,291
         56,000    HARBIN POWER EQUIPMENT                                                                                    70,314
          5,508    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             546,173
         17,912    HARMONIC INCORPORATED+                                                                                   157,805
         11,741    HARRIS CORPORATION                                                                                       576,248
          4,885    HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                             99,654
            900    HIOKI EE CORPORATION                                                                                      22,878
            500    HIROSE ELECTRIC COMPANY LIMITED                                                                           63,128
          2,700    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                              73,879
          3,600    HORIBA LIMITED                                                                                           117,659
          6,700    HOSIDEN CORPORATION                                                                                       84,818
         13,710    HYNIX SEMICONDUCTOR INCORPORATED+                                                                        453,506
          3,600    IBIDEN COMPANY LIMITED                                                                                   180,289
          5,836    INDESIT COMPANY SPA                                                                                      110,053
         10,290    INFINEON TECHNOLOGIES AG+<<                                                                              157,643
         23,000    INOTERA MEMORIES INCORPORATED+                                                                            26,036
        127,934    INTEL CORPORATION                                                                                      2,539,490
          5,060    INTER-TEL INCORPORATED<<                                                                                 117,088
         12,204    INTERDIGITAL COMMUNICATIONS CORPORATION+<<                                                               423,723
          6,204    INTERNATIONAL RECTIFIER CORPORATION+                                                                     266,276
         11,765    INTERSIL CORPORATION CLASS A                                                                             311,184
         16,713    JABIL CIRCUIT INCORPORATED                                                                               446,571

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         18,680    JDS UNIPHASE CORPORATION+<<                                                                     $        302,803
          7,000    JUKI CORPORATION                                                                                          45,756
         21,316    KEMET CORPORATION+                                                                                       166,265
         19,000    KENWOOD                                                                                                   30,006
          2,295    KESA ELECTRICALS PLC                                                                                      15,225
            600    KEYENCE CORPORATION                                                                                      141,221
          8,000    KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                                27,314
          4,138    KLA-TENCOR CORPORATION                                                                                   214,100
          3,700    KOA CORPORATION                                                                                           54,277
         11,456    KONINKLIJKE PHILIPS ELECTRONICS NV                                                                       420,664
          3,147    KONTRON AG                                                                                                46,143
          2,324    KUDELSKI SA                                                                                               86,282
         10,729    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 934,496
          8,430    LAIRD GROUP PLC                                                                                           73,185
         25,214    LATTICE SEMICONDUCTOR CORPORATION+                                                                       155,318
            308    LEGRAND SA+                                                                                                9,839
          3,864    LG ELECTRONICS INCORPORATED                                                                              244,962
          9,033    LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                                   563,659
          6,182    LINEAR TECHNOLOGY CORPORATION                                                                            205,181
          4,606    LITTELFUSE INCORPORATED+                                                                                 169,639
          1,340    LS CABLE LIMITED                                                                                          48,665
            690    LS INDUSTRIAL SYSTEMS COMPANY LIMITED                                                                     21,212
         35,515    LSI LOGIC CORPORATION+                                                                                   360,122
          2,800    MABUCHI MOTOR COMPANY LIMITED                                                                            174,276
         69,000    MACRONIX INTERNATIONAL+                                                                                   28,270
          5,701    MAKITA CORPORATION+                                                                                      209,436
          8,700    MALAYSIAN PACIFIC INDUSTRIES                                                                              25,581
          3,800    MARUBUN CORPORATION                                                                                       53,465
         11,226    MARVELL TECHNOLOGY GROUP LIMITED+                                                                        230,358
         33,310    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                           667,866
          6,595    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   215,986
         40,000    MEDIATEK INCORPORATED                                                                                    449,165
          9,363    MELEXIS NV                                                                                               175,078
         14,384    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  741,783
         11,732    METHODE ELECTRONICS INCORPORATED                                                                         126,823
         34,000    MICRO-STAR INTERNATIONAL COMPANY LIMITED+                                                                 25,797
         67,300    MICRON TECHNOLOGY INCORPORATED+<<                                                                        798,178
          1,369    MICRONAS SEMICONDUCTOR HOLDING                                                                            28,081
         15,878    MICROSEMI CORPORATION+<<                                                                                 321,688
          3,300    MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                             68,419
         14,000    MINEBEA COMPANY LIMITED                                                                                   92,458
              5    MINEBEA COMPANY LIMITED ADR                                                                                   66
          7,400    MITSUMI ELECTRIC COMPANY LIMITED                                                                         219,981
          6,518    MOLEX INCORPORATED CLASS A                                                                               170,837
          8,920    MOOG INCORPORATED CLASS A+                                                                               339,941
         26,000    MOSEL VITELIC INCORPORATED                                                                                25,882
         53,128    MOTOROLA INCORPORATED                                                                                    983,931
         30,121    MRV COMMUNICATIONS INCORPORATED+<<                                                                       113,556
          3,700    MURATA MANUFACTURING COMPANY LIMITED                                                                     268,102
          5,000    NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                  33,308
         47,000    NANYA TECHNOLOGY CORPORATION                                                                              36,873
         23,458    NATIONAL GRID PLC                                                                                        351,550
         27,313    NATIONAL SEMICONDUCTOR CORPORATION                                                                       699,759
          8,000    NEC TOKIN CORPORATION                                                                                     43,307
          7,735    NETWORK APPLIANCE INCORPORATED+                                                                          299,112
          7,000    NEW JAPAN RADIO COMPANY LIMITED                                                                           43,865

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          1,269    NEXANS SA                                                                                       $        157,638
        518,000    NGAI LIK INDUSTRIAL HOLDING                                                                               43,095
         11,000    NGK INSULATORS LIMITED                                                                                   208,091
         10,700    NICHICON CORPORATION                                                                                     144,311
          7,000    NIDEC COPAL ELECTRONICS CORPORATION                                                                       41,559
         12,000    NIDEC CORPORATION                                                                                        193,800
            300    NIHON DEMPA KOGYO COMPANY LIMITED                                                                         14,416
          2,000    NINTENDO COMPANY LIMITED                                                                                 532,050
         11,000    NIPPON CARBON COMPANY LIMITED                                                                             44,126
         16,000    NIPPON CHEMI-CON CORPORATION                                                                             133,637
          8,000    NISSIN ELECTRIC COMPANY LIMITED                                                                           34,119
            650    NOKIA OYJ                                                                                                 14,184
         33,363    NOKIA OYJ ADR                                                                                            728,314
         15,000    NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                              74,203
         10,467    NOVELLUS SYSTEMS INCORPORATED+                                                                           337,037
             18    NTT DATA CORPORATION                                                                                      91,209
         30,249    NVIDIA CORPORATION+                                                                                      937,719
         34,000    OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                     60,012
         11,260    OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                  145,930
          4,204    OMRON CORPORATION                                                                                        117,798
          2,730    OPTEX COMPANY LIMITED                                                                                     58,215
         10,000    PAN-INTERNATIONAL INDUSTRIAL                                                                              23,885
          4,994    PERLOS OYJ                                                                                                23,329
            107    PHOENIX MECANO AG                                                                                         52,411
         22,000    PHOENIX PRECISION TECHNOLOGY CORPORATION                                                                  25,005
          9,892    PHOTRONICS INCORPORATED+<<                                                                               152,535
         51,125    PMC-SIERRA INCORPORATED+<<                                                                               345,094
          7,484    POLYCOM INCORPORATED+                                                                                    238,740
         18,387    POWER-ONE INCORPORATED+                                                                                  113,264
         19,000    POWERTECH TECHNOLOGY INCORPORATED                                                                         79,287
         27,250    POWERWAVE TECHNOLOGIES INCORPORATED+<<                                                                   144,970
         18,366    PREMIER FARNELL PLC                                                                                       65,112
         14,389    QLOGIC CORPORATION+                                                                                      253,103
         36,297    QUALCOMM INCORPORATED                                                                                  1,462,043
         34,000    REALTEK SEMICONDUCTOR CORPORATION                                                                         56,753
          1,154    RESEARCH IN MOTION LIMITED+                                                                              161,872
          4,640    REUNERT LIMITED                                                                                           49,357
         46,971    RF MICRO DEVICES INCORPORATED+<<                                                                         374,829
          3,000    RICHTEK TECHNOLOGY CORPORATION                                                                            29,044
         13,565    RICOH COMPANY LIMITED                                                                                    300,146
         14,359    ROCKWELL COLLINS INCORPORATED                                                                            940,227
          1,700    ROHM COMPANY LIMITED                                                                                     156,059
            700    RYOSAN COMPANY LIMITED                                                                                    18,090
          1,460    SAFRAN SA                                                                                                 33,502
          2,380    SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED+                                                                89,594
          5,130    SAMSUNG ELECTRONICS COMPANY LIMITED                                                                    3,088,786
          1,516    SAMSUNG SDI COMPANY LIMITED                                                                              101,582
          2,400    SAMSUNG TECHWIN COMPANY LIMITED                                                                           88,691
          7,000    SANKEN ELECTRIC COMPANY LIMITED                                                                           67,807
         44,864    SANMINA-SCI CORPORATION+                                                                                 166,445
          9,000    SANSHIN ELECTRONICS COMPANY LIMITED                                                                      112,719
          6,000    SANYO DENKI COMPANY LIMITED                                                                               46,364
         11,418    SANYO ELECTRIC COMPANY LIMITED<<                                                                          85,766
          3,600    SECOM COMPANY LIMITED                                                                                    181,505
          5,800    SEIKO EPSON CORPORATION                                                                                  167,520
      1,143,000    SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                   155,072

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         23,000    SHARP CORPORATION                                                                               $        426,358
          9,000    SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED+                                                        40,968
          2,200    SHINKAWA LIMITED                                                                                          50,629
          3,100    SHINKO ELECTRIC INDUSTRIES                                                                                70,687
         18,252    SILICON IMAGE INCORPORATED+                                                                              160,800
         49,000    SILICON INTEGRATED SYSTEMS CORPORATION+                                                                   27,140
         11,293    SILICON LABORATORIES INCORPORATED+<<                                                                     341,049
         20,614    SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                 109,254
        113,757    SIRIUS SATELLITE RADIO INCORPORATED+<<                                                                   415,213
         39,134    SKYWORKS SOLUTIONS INCORPORATED+                                                                         258,284
        654,000    SKYWORTH DIGITAL HOLDINGS LIMITED                                                                         73,662
         11,000    SMK CORPORATION                                                                                           71,810
         17,394    SONY CORPORATION                                                                                         900,661
          2,000    STAR MICRONICS COMPANY LIMITED                                                                            42,902
         13,769    STMICROELECTRONICS NV                                                                                    267,487
          1,500    SUMIDA CORPORATION                                                                                        27,933
         22,000    SUNPLUS TECHNOLOGY COMPANY LIMITED+                                                                       25,906
          7,000    TAIYO YUDEN COMPANY LIMITED                                                                              150,747
         16,000    TAMURA CORPORATION                                                                                        73,102
        160,000    TATUNG COMPANY LIMITED+                                                                                   72,109
        412,000    TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                               31,112
          3,480    TDK CORPORATION<<                                                                                        290,267
         45,000    TECO ELECTRIC AND MACHINERY COMPANY LIMITED                                                               24,173
         23,000    TEIKOKY TSUSHIN KOGYO COMPANY+                                                                           114,019
          7,696    TELEFLEX INCORPORATED                                                                                    515,016
            136    TELENT PLC+                                                                                                1,309
         34,364    TELLABS INCORPORATED+                                                                                    360,135
         10,677    TESSERA TECHNOLOGIES INCORPORATED+                                                                       431,564
         32,610    TEXAS INSTRUMENTS INCORPORATED                                                                         1,009,606
          4,796    THOMAS & BETTS CORPORATION+                                                                              243,733
         10,000    TOA CORPORATION                                                                                           79,470
         14,000    TOKO INCORPORATED                                                                                         38,544
          2,600    TOKYO ELECTRON LIMITED                                                                                   188,835
         29,000    TOKYO ROPE MANUFACTURING                                                                                  59,514
         13,000    TOSHIBA CERAMICS                                                                                          64,775
         23,000    TOSHIBA TEC CORPORATION                                                                                  141,601
          8,000    TRANSCEND INFORMATION INCORPORATED                                                                        22,094
         11,843    TRIDENT MICROSYSTEMS INCORPORATED+                                                                       261,849
         15,000    TRIPOD TECHNOLOGY CORPORATION                                                                             64,643
         32,273    TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                     161,365
         64,000    TRULY INTERNATIONAL                                                                                       63,894
            271    UNAXIS HOLDING AG+                                                                                       135,411
        212,100    UNISEM BHD                                                                                               114,436
         12,495    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                  597,136
          2,000    VENTURE CORPORATION LIMITED                                                                               18,181
         28,000    VIA TECHNOLOGIES INCORPORATED+                                                                            28,977
          8,000    VICTOR COMPANY OF JAPAN LIMITED+                                                                          43,240
         15,514    VISHAY INTERTECHNOLOGY INCORPORATED+                                                                     221,075
              8    WACOM COMPANY LIMITED                                                                                     20,336
        134,000    WALSIN LIHWA CORPORATION                                                                                  69,338
         22,798    WESTAR ENERGY INCORPORATED<<                                                                             612,582
         75,000    WINDBOND ELECTRONICS CORPORATION+                                                                         27,997
         37,000    WINTEK CORPORATION                                                                                        32,564
          6,938    XILINX INCORPORATED                                                                                      177,752
         40,000    YA HSIN INDUSTRIAL COMPANY LIMITED                                                                        33,627
         57,000    YAGEO CORPORATION+                                                                                        25,083

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          5,000    YAMAICHI ELECTRONICS COMPANY LIMITED                                                            $         39,481
          2,000    YASKAWA ELECTRIC CORPORATION                                                                              21,789
          9,700    YOKOGAWA ELECTRIC CORPORATION                                                                            143,276
          3,200    YOKOWO COMPANY LIMITED                                                                                    36,024

                                                                                                                         70,081,522
                                                                                                                   ----------------
ENERGY - 0.00%
            118    SOLARWORLD AG                                                                                              8,523
                                                                                                                   ----------------
ENGINEERING CONSTRUCTION - 0.01%
            119    AKER KVAERNER ASA                                                                                         13,816
         12,000    ANHUI CONCH CEMENT COMPANY LIMITED                                                                        33,867

                                                                                                                             47,683
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.99%
         13,337    ACCENTURE LIMITED CLASS A                                                                                476,131
         10,719    AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                   417,076
         19,151    APPLERA CORPORATION+                                                                                     266,390
          6,577    AVENG LIMITED                                                                                             35,932
         15,773    BEARINGPOINT INCORPORATED+<<                                                                             126,184
         20,000    BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                             18,431
          1,965    BOUYGUES SA                                                                                              137,040
          8,479    CELGENE CORPORATION+<<                                                                                   451,931
          5,494    CEPHALON INCORPORATED+<<                                                                                 390,514
          3,000    CHIYODA CORPORATION                                                                                       66,633
          5,542    CORE LABORATORIES NV+                                                                                    437,153
          3,173    CORPORATE EXECUTIVE BOARD COMPANY                                                                        246,891
         11,340    CV THERAPEUTICS INCORPORATED+<<                                                                          144,812
          9,174    ERESEARCH TECHNOLOGY INCORPORATED+<<                                                                      64,952
          7,330    FLUOR CORPORATION                                                                                        619,165
         11,329    GEN-PROBE INCORPORATED+                                                                                  544,019
         26,863    GRUPO AEROPORTUARIO DEL SURESTE SAB                                                                      119,587
         19,595    INCYTE CORPORATION+<<                                                                                    125,604
          5,276    JACOBS ENGINEERING GROUP INCORPORATED+                                                                   476,634
          5,510    MOODY'S CORPORATION<<                                                                                    356,607
          8,814    MYRIAD GENETICS INCORPORATED+<<                                                                          294,916
         11,110    NAVIGANT CONSULTING INCORPORATED+                                                                        215,201
          6,994    PAYCHEX INCORPORATED                                                                                     284,166
          8,829    PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                          280,674
        244,400    POWER LINE ENGINEERING PCL                                                                                48,485
          3,121    QUEST DIAGNOSTICS INCORPORATED<<                                                                         159,233
         13,896    REGENERON PHARMACEUTICAL INCORPORATED+                                                                   275,697
         10,647    RESOURCES GLOBAL PROFESSIONALS+<<                                                                        344,537
          1,360    SAMSUNG ENGINEERING COMPANY LIMITED                                                                       74,232
         24,334    SERVICEMASTER COMPANY<<                                                                                  332,402
            700    SNC-LAVALIN GROUP INCORPORATED+                                                                           21,510
        391,200    SOLARTRON PCL+                                                                                            40,241
            839    STOLT OFFSHORE SA+                                                                                        15,835
          9,659    TELIK INCORPORATED+<<                                                                                     56,022
         13,979    TETRA TECH INCORPORATED+                                                                                 249,246
         20,000    TRANSMILE GROUP BHD                                                                                       79,931
          6,664    WASHINGTON GROUP INTERNATIONAL INCORPORATED+                                                             390,644

                                                                                                                          8,684,658
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.46%
          5,622    ACERINOX SA                                                                                              149,764
          7,462    ALLIANT TECHSYSTEMS INCORPORATED+<<                                                                      645,836

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (CONTINUED)
          7,354    APTARGROUP INCORPORATED                                                                         $        483,893
          1,800    ASSA ABLOY AB CLASS B                                                                                     38,991
          8,935    BALL CORPORATION                                                                                         413,691
            115    BOEHLER-UDDEHOLM AG                                                                                        8,469
          9,454    CORUS GROUP PLC+                                                                                         111,878
          2,200    FORTUNE BRANDS INCORPORATED                                                                              176,880
            200    FP CORPORATION                                                                                             7,195
            400    FUJI SEAL INTERNATIONAL INCORPORATED                                                                       9,087
          4,456    HOGANAS AB                                                                                               110,859
         49,000    KOBE STEEL LIMITED                                                                                       196,977
         17,760    NAMPAK LIMITED+                                                                                           57,112
         41,000    NISSHIN STEEL COMPANY LIMITED                                                                            179,706
         14,000    NTN CORPORATION                                                                                          114,450
         19,772    SHAW GROUP INCORPORATED+                                                                                 608,582
          3,721    SSAB SVENSKT STAL AB CLASS A                                                                             100,288
         93,000    SUMITOMO METAL INDUSTRIES LIMITED                                                                        469,673
         16,588    TASER INTERNATIONAL INCORPORATED+<<                                                                      131,709
            694    VOESTALPINE AG+                                                                                           42,981

                                                                                                                          4,058,021
                                                                                                                   ----------------
FINANCE & FINANCIAL SERVICES - 0.17%
        636,000    ASIA PLUS SECURITIES PCL                                                                                  52,338
         62,312    AUSTRALIAN WEALTH MANAGEMENT LIMITED+                                                                    135,995
         46,863    CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                              169,847
        858,000    CHINA CONSTRUCTION BANK                                                                                  483,195
             47    E*TRADE SECURITIES COMPANY LIMITED                                                                        63,905
         17,615    JANUS CAPITAL GROUP INCORPORATED                                                                         374,319
        848,000    KGI SECURITIES COMPANY LIMITED+                                                                           37,135
        231,400    KUALA LUMPUR CITY CORPORATION BHD+                                                                        60,112
         13,500    NIKKO CORDIAL CORPORATION                                                                                130,770

                                                                                                                          1,507,616
                                                                                                                   ----------------
FINANCIAL - 0.00%
            694    LONDON STOCK EXCHANGE GROUP PLC+                                                                          17,202
                                                                                                                   ----------------
FINANCIAL SERVICES - 0.33%
         95,000    AYALA LAND INCORPORATED                                                                                   29,851
        304,000    CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                            242,646
          4,142    ING GROEP NV                                                                                             176,882
            625    KOMERCNI BANKA AS                                                                                        102,389
         14,060    KOOKMIN BANK+                                                                                          1,266,102
         14,900    SHINHAN FINANCIAL GROUP COMPANY LIMITED+                                                                 840,172
          6,120    WOORI FINANCE HOLDINGS COMPANY LIMITED+                                                                  154,998
        104,000    YUANTA CORE PACIFIC SECURITIES COMPANY                                                                    81,117

                                                                                                                          2,894,157
                                                                                                                   ----------------
FOOD & KINDRED PRODUCTS - 2.13%
         10,000    AJINOMOTO COMPANY INCORPORATED                                                                           123,554
         10,536    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    517,107
          6,700    ASAHI BREWERIES LIMITED                                                                                  109,771
          2,040    ASSOCIATED BRITISH FOODS PLC                                                                              33,056
         11,379    BIDVEST GROUP LIMITED                                                                                    221,914
         10,699    BUNGE LIMITED<<                                                                                          849,073
         18,002    CADBURY SCHWEPPES PLC                                                                                    192,703
          3,200    CAMPBELL SOUP COMPANY                                                                                    130,656
            100    CARLSBERG AS                                                                                              10,335
          9,000    CHINA MENGNIU DAIRY COMPANY                                                                               24,709

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
            896    CJ CORPORATION                                                                                  $         92,864
         22,396    COCA-COLA AMATIL LIMITED                                                                                 145,930
         32,333    COCA-COLA COMPANY                                                                                      1,509,304
          4,500    COCA-COLA FEMSA SA DE CV                                                                                  15,478
            480    COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                    18,573
         19,123    COMPASS GROUP PLC                                                                                        113,807
          7,414    CONAGRA FOODS INCORPORATED                                                                               187,055
         18,627    CONSTELLATION BRANDS INCORPORATED CLASS A+                                                               436,989
         58,879    COOLBRANDS INTERNATIONAL INCORPORATED+                                                                    58,396
         19,315    CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                 617,501
          1,513    COSAN SA INDUSTRIA E COMERCIO+                                                                            27,984
            200    DANISCO AS                                                                                                15,983
         16,855    DEL MONTE FOODS COMPANY                                                                                  193,833
         22,056    DIAGEO PLC                                                                                               435,159
         25,200    EMBOTELLADORAS ARCA SA DE CV                                                                              90,289
         13,185    FLOWERS FOODS INCORPORATED                                                                               387,507
         30,752    FOSTER'S GROUP LIMITED                                                                                   153,130
          4,933    GENERAL MILLS INCORPORATED                                                                               278,024
            434    GREENE KING PLC                                                                                            9,164
          1,914    GROUPE DANONE                                                                                            303,262
         23,500    GRUPO CONTINENTAL SA                                                                                      48,414
         22,400    GRUPO MODELO SA DE CV                                                                                    113,663
          4,500    H.J. HEINZ COMPANY                                                                                       206,415
         16,413    HANSEN NATURAL CORPORATION+                                                                              574,455
            459    HEINEKEN HOLDING NV                                                                                       19,383
         29,758    HERCULES INCORPORATED+                                                                                   599,921
          3,289    HERSHEY COMPANY                                                                                          173,922
            473    HITE BREWERY COMPANY LIMITED+                                                                             50,982
          6,337    HORMEL FOODS CORPORATION                                                                                 231,301
            360    IAWS GROUP PLC                                                                                             8,423
          7,838    ILLOVO SUGAR LIMITED                                                                                      21,682
          1,480    INBEV NA                                                                                                  98,143
         10,104    J SAINSBURY PLC                                                                                          101,461
          4,859    JM SMUCKER COMPANY                                                                                       241,006
            384    KERRY GROUP PLC                                                                                           10,163
          2,000    KIKKOMAN CORPORATION                                                                                      28,359
         18,000    KIRIN BREWERY COMPANY LIMITED                                                                            278,338
          3,700    KRAFT FOODS INCORPORATED CLASS A<<                                                                       118,104
          5,237    LANCASTER COLONY CORPORATION                                                                             221,787
              1    LINDT & SPRUENGLI AG                                                                                      25,636
          5,266    LION NATHAN LIMITED                                                                                       34,396
             24    LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                   32,724
             38    LOTTE CONFECTIONERY COMPANY LIMITED                                                                       48,786
          9,259    MCCORMICK & COMPANY INCORPORATED                                                                         354,527
          3,000    MEIJI DAIRIES CORPORATION                                                                                 25,918
          7,000    MEIJI SEIKA KAISHA LIMITED                                                                                35,234
          6,503    MOLSON COORS BREWING COMPANY                                                                             549,113
          2,730    NESTLE SA                                                                                              1,016,918
          2,906    NESTLE SA ADR                                                                                            270,088
          2,000    NIPPON MEAT PACKERS INCORPORATED                                                                          25,015
          2,000    NISSHIN SEIFUN GROUP INCORPORATED                                                                         20,910
          1,100    NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                      39,296
            131    NONG SHIM COMPANY LIMITED                                                                                 36,030
         24,790    NORTHERN FOODS PLC                                                                                        61,229
            179    ORION CORPORATION+                                                                                        43,624
            950    ORKLA ASA                                                                                                 61,808

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
          8,800    PARMALAT SPA+                                                                                   $         37,702
          6,810    PEPSIAMERICAS INCORPORATED                                                                               145,121
         36,523    PEPSICO INCORPORATED                                                                                   2,306,427
          2,400    PERDIGAO SA+                                                                                              28,974
            670    PERNOD-RICARD                                                                                            138,225
         16,500    PPB GROUP BHD                                                                                             26,613
          6,281    RALCORP HOLDINGS INCORPORATED+                                                                           364,424
            972    ROYAL NUMICO NV                                                                                           50,114
         23,800    SAN MIGUEL CORPORATION                                                                                    36,779
         10,800    SARA LEE CORPORATION                                                                                     177,768
         11,116    SCOTTISH & NEWCASTLE PLC                                                                                 114,952
          9,352    SMITHFIELD FOODS INCORPORATED+                                                                           273,172
          3,000    SODEXHO ALLIANCE SA                                                                                      207,038
          2,759    TATE & LYLE PLC                                                                                           30,428
          5,556    TIGER BRANDS LIMITED                                                                                     134,174
         38,000    TINGYI CAYMAN ISLANDS HOLDING CORPORATION                                                                 41,098
          7,617    TREEHOUSE FOODS INCORPORATED+                                                                            219,750
          8,000    TSINGTAO BREWERY COMPANY LIMITED                                                                          13,639
         21,106    TYSON FOODS INCORPORATED CLASS A                                                                         385,185
          1,900    UNICHARM PETCARE CORPORATION                                                                              69,479
         11,235    UNILEVER PLC                                                                                             300,333
         25,300    WILLIAM MORRISON SUPERMARKETS PLC                                                                        147,587
          4,500    WM WRIGLEY JR COMPANY                                                                                    224,100
            836    WOLVERHAMPTON & DUDLEY BREWERIES PLC                                                                       7,307
          2,100    YAKULT HONSHA COMPANY LIMITED                                                                             63,491
          3,300    YANTAI CHANGYU PIONEER WINE COMPANY CLASS B                                                               15,543

                                                                                                                         18,689,707
                                                                                                                   ----------------
FOOD STORES - 0.71%
            400    ALIMENTATION COUCHE TARD INCORPORATED CLASS B+                                                             8,464
        744,400    C.P. SEVEN ELEVEN PCL                                                                                    124,705
          4,000    CAFE DE CORAL HOLDINGS LIMITED                                                                             7,096
          4,793    CARREFOUR SA                                                                                             320,185
          1,796    CASINO GUICHARD PERRACHON SA                                                                             122,402
      2,271,402    CIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR                                                        67,323
            918    COLRUYT SA                                                                                               200,204
          2,612    DELHAIZE GROUP                                                                                           217,626
         42,770    DISTRIBUCION Y SERVICIO D&S SA                                                                            13,480
            100    GEORGE WESTON LIMITED+                                                                                     6,070
          2,100    KAPPA CREATE COMPANY LIMITED                                                                              29,635
          3,000    KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                    55,105
            200    KESKO OYJ                                                                                                 10,550
         14,329    KONINKLIJKE AHOLD NV+                                                                                    143,354
          9,859    KROGER COMPANY                                                                                           253,081
         50,000    LIANHUA SUPERMARKET HOLDINGS COMPANY LIMITED                                                              71,035
            400    LOBLAW COMPANIES LIMITED+                                                                                 15,817
            432    LUMINAR PLC                                                                                                6,410
          6,800    MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                              112,960
          2,930    METRO AG                                                                                                 202,711
          4,400    MINISTOP COMPANY LIMITED                                                                                  74,690
          5,500    NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                            72,414
          6,592    PANERA BREAD COMPANY+<<                                                                                  403,628
          2,000    PLENUS COMPANY LIMITED                                                                                    42,564
         12,000    PRESIDENT CHAIN STORE CORPORATION                                                                         29,135
         49,689    RIPLEY CORPORATION SA+                                                                                    65,411
          6,516    SAFEWAY INCORPORATED<<                                                                                   225,258

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD STORES (CONTINUED)
         16,380    SEVEN & I HOLDINGS COMPANY LIMITED                                                               $       525,665
         40,713    SHOPRITE HOLDINGS LIMTIED                                                                                152,040
         17,170    STARBUCKS CORPORATION+                                                                                   530,553
         13,795    TESCO PLC                                                                                                117,051
         18,221    TESCO PLC ADR                                                                                            462,782
          5,065    THE PANTRY INCORPORATED+                                                                                 238,815
          3,540    THE SPAR GROUP LIMITED                                                                                    22,343
         11,790    WHOLE FOODS MARKET INCORPORATED<<                                                                        563,208
         28,773    WOOLWORTHS LIMITED+                                                                                      616,629
          2,300    YAOKO COMPANY LIMITED                                                                                     60,215
             37    YOSHINOYA D&C COMPANY LIMITED                                                                             61,870

                                                                                                                          6,252,484
                                                                                                                    ---------------
FOOTWEAR - 0.00%
          2,000    ASICS CORPORATION                                                                                         23,376
                                                                                                                    ---------------
FORESTRY - 0.03%
          3,500    WEYERHAEUSER COMPANY                                                                                     300,545
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.32%
          1,266    CERSANIT-KRASNYSTAW SA+                                                                                   17,668
         11,413    FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                            183,065
          5,221    HERMAN MILLER INCORPORATED                                                                               200,852
          3,225    HNI CORPORATION                                                                                          161,250
         44,413    HOUSEWARES INTERNATIONAL LIMITED                                                                          86,432
          1,000    ITOKI CORPORATION                                                                                          9,180
          4,450    KINETIC CONCEPTS INCORPORATED+                                                                           218,718
         12,660    LA-Z-BOY INCORPORATED<<                                                                                  174,202
         15,197    LEGGETT & PLATT INCORPORATED                                                                             361,993
          5,778    MASCO CORPORATION                                                                                        172,473
         24,719    NEWELL RUBBERMAID INCORPORATED                                                                           756,896
          1,000    OKAMURA CORPORATION                                                                                       10,835
          4,500    SANGETSU COMPANY LIMITED                                                                                 109,070
         15,578    STEELCASE INCORPORATED<<                                                                                 302,525
          2,100    TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                 35,062

                                                                                                                          2,800,221
                                                                                                                    ---------------
GAS DISTRIBUTION - 0.01%
          1,576   GAZ DE FRANCE                                                                                              69,471
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.50%
         14,132    99 CENTS ONLY STORES+                                                                                    210,991
          2,300    ASKUL CORPORATION                                                                                         47,783
          3,000    BELLUNA COMPANY LIMITED                                                                                   41,804
        122,700    BIG C SUPERCENTER PCL                                                                                    169,490
         28,384    BIG LOTS INCORPORATED+<<                                                                                 710,452
          5,468    BJ'S WHOLESALE CLUB INCORPORATED+                                                                        176,507
         12,191    CASEY'S GENERAL STORES INCORPORATED                                                                      304,897
          2,100    CAWACHI LIMITED                                                                                           58,171
         46,752    CENCOSUD SA                                                                                              156,895
          2,900    CIRCLE K SUNKUS COMPANY LIMITED                                                                           53,758
          4,109    COMPAGNIE FINANCIERE RICHEMONT AG+                                                                       226,892
          8,078    DAVID JONES LIMITED                                                                                       28,068
         27,757    DOLLAR GENERAL CORPORATION                                                                               468,538
          1,100    DON QUIJOTE COMPANY LIMITED                                                                               21,645
         23,706    DSG INTERNATIONAL PLC                                                                                     79,621
         15,285    EDGARS CONSOLIDATED STORES LIMITED                                                                        93,655
         12,701    FAMILY DOLLAR STORES INCORPORATED                                                                        367,948

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GENERAL MERCHANDISE STORES (CONTINUED)
          3,600    FAMILYMART COMPANY LIMITED                                                                       $        98,809
          7,957    FEDERATED DEPARTMENT STORES INCORPORATED                                                                 355,360
         13,268    FOOT LOCKER INCORPORATED                                                                                 301,449
         10,356    FRED'S INCORPORATED                                                                                      141,670
         42,895    HARVEY NORMAN HOLDINGS LIMITED                                                                           147,016
          3,701    HELLENIC DUTY FREE SHOPS SA                                                                               71,506
          7,703    HOME RETAIL GROUP+                                                                                        63,999
            679    HYUNDAI DEPARTMENT STORE COMPANY LIMITED+                                                                 60,928
          5,000    IZUMIYA COMPANY LIMITED                                                                                   38,299
          4,365    JC PENNEY COMPANY INCORPORATED                                                                           354,045
          3,400    LAWSON INCORPORATED                                                                                      130,361
          5,500    LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                  16,895
         12,251    MARKS & SPENCER GROUP PLC                                                                                162,423
      1,048,500    MATAHARI PUTRA PRIMA TBK PT                                                                               80,376
          3,300    MATSUMOTOKIYOSHI COMPANY LIMITED                                                                          77,198
          9,000    MATSUZAKAYA HOLDINGS COMPANY LIMITED                                                                      76,919
        431,500    MITRA ADIPERKASA TBK PT                                                                                   39,693
         66,951    ORGANIZACION SORIANA SAB DE CV CLASS B                                                                   191,362
         58,389    PICK'N PAY HOLDINGS LIMITED                                                                              119,847
         14,348    PICK'N PAY STORES LIMITED                                                                                 65,211
        704,000    RAMAYANA LESTARI SENTOSA TBK PT                                                                           59,364
         22,000    ROBINSON & COMPANY LIMITED                                                                                74,815
         80,326    SACI FALABELLA                                                                                           327,648
         30,822    SAKS INCORPORATED+                                                                                       595,481
          1,998    SEARS HOLDINGS CORPORATION+<<                                                                            360,150
            610    SHINSEGAE COMPANY LIMITED                                                                                351,088
         54,500    SIAM MAKRO PLC                                                                                           132,145
          5,708    STEIN MART INCORPORATED                                                                                   82,937
          2,200    SUGI PHARMACY COMPANY LIMITED                                                                             39,946
          2,400    SUNDRUG COMPANY LIMITED                                                                                   53,002
         17,131    TARGET CORPORATION                                                                                     1,054,070
         56,828    WAL-MART STORES INCORPORATED                                                                           2,744,792
        360,215    WAL-MART DE MEXICO SA DE CV SERIES V                                                                   1,387,403
         56,000    WUMART STORES INCORPORATED                                                                                49,313

                                                                                                                         13,122,635
                                                                                                                    ---------------
HEALTH SERVICES - 1.28%
         10,382    APRIA HEALTHCARE GROUP INCORPORATED+<<                                                                   330,667
         82,500    BANGKOK DUSIT MEDICAL SERVICES PCL                                                                        87,289
         18,682    BIOTON SA+                                                                                                13,732
          5,393    BOOTS GROUP PLC+                                                                                          83,628
         83,600    BUMRUNGRAD HOSPITAL PCL                                                                                   90,910
          9,701    CAREMARK RX INCORPORATED                                                                                 597,485
         47,000    CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                               32,003
        702,000    CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                     73,677
          7,618    COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                   283,771
          5,476    COVANCE INCORPORATED+<<                                                                                  337,650
          8,746    DAVITA INCORPORATED+                                                                                     477,094
         12,702    EDWARDS LIFESCIENCES CORPORATION+<<                                                                      641,070
          7,909    ENZO BIOCHEM INCORPORATED+<<                                                                             114,285
            564    FRESENIUS MEDICAL CARE AG & COMPANY                                                                       79,861
         20,553    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                     410,238
         15,530    HEALTHSCOPE LIMITED                                                                                       72,805
          8,040    HEALTHWAYS INCORPORATED+<<                                                                               349,660
         30,254    HUMAN GENOME SCIENCES INCORPORATED+<<                                                                    332,794
         10,471    LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                            835,062

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES (CONTINUED)
          8,411    LINCARE HOLDINGS INCORPORATED+                                                                   $       328,450
          8,727    MAGELLAN HEALTH SERVICES INCORPORATED+<<                                                                 364,876
          6,326    MANOR CARE INCORPORATED                                                                                  338,947
          7,697    MEDI-CLINIC CORPORATION LIMITED                                                                           27,786
          8,427    NAUTILUS INCORPORATED<<                                                                                  145,366
         19,967    NEKTAR THERAPEUTICS+<<                                                                                   236,809
         52,051    NETWORK HEALTHCARE HOLDINGS LIMITED                                                                      101,510
            200    NOVOZYMES AS                                                                                              17,261
         11,043    PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    597,426
         12,182    PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                    486,793
          6,025    ROCHE HOLDING AG+                                                                                      1,074,692
         11,960    SIERRA HEALTH SERVICES INCORPORATED+<<                                                                   444,434
          3,975    SONIC HEALTHCARE LIMITED                                                                                  44,034
          9,786    SUNRISE SENIOR LIVING INCORPORATED+<<                                                                    383,513
         34,151    SYMBION HEALTH LIMITED                                                                                   101,979
              2    TAKARA BIO INCORPORATED+                                                                                   7,685
         39,834    TENET HEALTHCARE CORPORATION+                                                                            272,066
         33,000    TONG REN TANG TECHNOLOGIES COMPANY LIMITED                                                                60,399
          9,916    UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                                   302,819
          4,041    UNIVERSAL HEALTH SERVICES CLASS B                                                                        233,812
            660    VALLOUREC SA                                                                                             163,616
          8,620    WATSON PHARMACEUTICALS INCORPORATED+                                                                     227,223

                                                                                                                         11,205,177
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.33%
            111    ACCIONA SA                                                                                                22,203
          1,233    ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                                69,820
         66,000    ANHUI EXPRESSWAY COMPANY                                                                                  58,287
          2,240    AUTOSTRADA TORINO-MILANO SPA                                                                              55,521
          5,000    CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                               17,535
          6,555    CIA DE CONCESSOES RODOVIARIAS                                                                             84,391
          3,950    DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                                 139,259
            184    FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                  19,139
          5,494    FOSTER WHEELER LIMITED+                                                                                  303,708
          7,692    GRANITE CONSTRUCTION INCORPORATED                                                                        449,059
            331    GRUPO FERROVIAL SA                                                                                        32,808
         11,000    HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                    9,940
          2,261    HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                 386,557
        128,000    JIANGSU EXPRESS                                                                                           95,349
          9,861    MCDERMOTT INTERNATIONAL INCORPORATED+                                                                    475,300
         19,459    MULTIPLEX GROUP                                                                                           67,613
          1,000    NAMURA SHIPBUILDING COMPANY LIMITED                                                                        8,699
         93,600    PLUS EXPRESSWAYS BHD                                                                                      78,557
          7,940    SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                 194,769
          7,789    SKANSKA AB                                                                                               160,648
         11,705    TECHNICAL OLYMPIC SA                                                                                      35,317
        168,000    ZHEJIANG EXPRESSWAY COMPANY LIMITED                                                                      126,005

                                                                                                                          2,890,484
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 3.61%
          3,455    3I GROUP PLC                                                                                              75,801
          6,810    ABB LIMITED                                                                                              114,264
          1,938    ACKERMANS & VAN HAAREN NV                                                                                167,471
          2,469    AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                280,232
          1,460    ALCON INCORPORATED                                                                                       181,945
          6,571    ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                           691,203

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
          6,000    ALLIED GROUP LIMITED                                                                             $        14,898
         11,011    AMERICAN HOME MORTGAGE INVESTMENT CORPORATION<<                                                          301,151
          9,452    AMVESCAP PLC                                                                                             111,576
         51,920    ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                   727,918
         15,929    ANTARCHILE SA                                                                                            256,943
         19,376    ARCHSTONE-SMITH TRUST                                                                                  1,093,000
          7,335    ASPEN PHARMACARE HOLDINGS LIMITED                                                                         35,731
          6,254    AVALONBAY COMMUNITIES INCORPORATED<<                                                                     860,300
          5,414    AVI LIMITED                                                                                               14,976
          2,450    AYALA CORPORATION CLASS A                                                                                 28,270
         94,950    BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                     139,148
          6,929    BARLOWORLD LIMITED                                                                                       166,181
          9,989    BOSTON PROPERTIES INCORPORATED<<                                                                       1,199,679
          3,948    BRADESPAR SA                                                                                             111,523
         11,260    BRE PROPERTIES INCORPORATED                                                                              746,538
          2,800    BROOKFIELD ASSET MANAGEMENT INCORPORATED+                                                                150,198
          5,124    CAMDEN PROPERTY TRUST                                                                                    368,826
         13,949    CBL & ASSOCIATES PROPERTIES INCORPORATED                                                                 657,416
         11,804    COLONIAL PROPERTIES TRUST<<                                                                              542,394
          9,681    CORPORATE OFFICE PROPERTIES TRUST                                                                        493,925
         10,375    COUSINS PROPERTIES INCORPORATED                                                                          356,278
          8,100    CRESCENT REAL ESTATE EQUITIES COMPANY                                                                    161,109
         22,000    DAIWA SECURITIES GROUP INCORPORATED                                                                      278,878
         23,819    DISCOVERY HOLDING COMPANY CLASS A+                                                                       382,533
         11,982    DUKE REALTY CORPORATION<<                                                                                527,927
        230,450    E & O PROPERTY DEVELOPMENT BHD+                                                                          169,729
         19,155    EMPRESAS COPEC SA                                                                                        246,829
         13,310    EQUITY INNS INCORPORATED                                                                                 206,305
          4,848    EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                 272,700
          4,213    EQUITY RESIDENTIAL                                                                                       213,978
          5,214    ESSEX PROPERTY TRUST INCORPORATED                                                                        724,172
            114    EURAZEO                                                                                                   16,723
         15,933    FELCOR LODGING TRUST INCORPORATED<<                                                                      375,700
            691    GEA GROUP AG                                                                                              15,911
            145    GIMV NV                                                                                                    9,161
         42,860    GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED                                                               47,562
          1,040    GS HOLDINGS CORP                                                                                          35,561
         17,504    HEALTH CARE PROPERTY INVESTORS INCORPORATED                                                              643,622
          8,000    HIAP TECK VENTURE BHD                                                                                      4,019
         14,404    HIGHWOODS PROPERTIES INCORPORATED                                                                        636,369
          5,600    HKR INTERNATIONAL LIMITED                                                                                  3,082
          7,175    HOSPITALITY PROPERTIES TRUST                                                                             330,552
         54,783    HRPT PROPERTIES TRUST                                                                                    707,796
          2,218    ICAP PLC                                                                                                  20,519
         20,681    IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                   136,081
          6,699    IMPERIAL HOLDING LIMITED                                                                                 151,955
        204,705    IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                                         232,682
            400    INDUSTRIVARDEN AB CLASS A                                                                                 15,928
          1,643    INVESTEC PLC+                                                                                             19,879
         64,345    INVESTIMENTOS ITAU SA                                                                                    345,621
          5,321    INVESTOR AB                                                                                              123,250
         11,223    ISTAR FINANCIAL INCORPORATED                                                                             537,021
          2,492    ISTITUTO FINANZIARIO INDUSTRIALE SPA+                                                                     83,928
            600    JAFCO COMPANY LIMITED                                                                                     36,889
          4,000    JARDINE MATHESON HOLDINGS LIMITED+                                                                        90,000
          7,057    KILROY REALTY CORPORATION                                                                                581,144

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
         19,392    KIMCO REALTY CORPORATION                                                                         $       974,642
          6,801    KKR FINANCIAL CORPORATION<<                                                                              187,912
          9,268    LASALLE HOTEL PROPERTIES                                                                                 411,777
          5,570    LG CORPORATION                                                                                           183,951
          8,001    LIBERTY PROPERTY TRUST                                                                                   410,051
         12,700    LION DIVERSIFIED HOLDINGS BHD+                                                                            21,934
          6,350    MACERICH COMPANY                                                                                         594,360
          5,263    MACK-CALI REALTY CORPORATION                                                                             271,992
          4,779    MACQUARIE BANK LIMITED                                                                                   297,426
         19,563    MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                             91,557
         38,988    MACQUARIE INFRASTRUCTURE GROUP                                                                           117,959
          5,713    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                           315,529
         54,600    MMC CORPORATION BHD                                                                                       84,947
        222,700    MULPHA INTERNATIONAL BHD+                                                                                107,440
        216,600    MULTI-PURPOSE HOLDINGS BHD+                                                                              150,872
          9,176    MURRAY & ROBERTS HOLDINGS LIMITED                                                                         68,027
          1,128    NATIONALE A PORTEFEUILLE                                                                                  69,412
         22,087    NATIONWIDE HEALTH PROPERTIES INCORPORATED                                                                730,638
          9,036    NOVASTAR FINANCIAL INCORPORATED<<                                                                         72,017
             77    PARGESA HOLDING SA                                                                                         8,011
         15,726    PLUM CREEK TIMBER COMPANY<<                                                                              623,693
         16,000    PRIVEE INVESTMENT HOLDINGS COMPANY LIMITED                                                                18,917
          2,828    PUBLIC STORAGE INCORPORATED CLASS D<<                                                                    286,392
         25,975    REALTY INCOME CORPORATION                                                                                714,572
          6,360    REDWOOD TRUST INCORPORATED                                                                               343,440
          6,046    REGENCY CENTERS CORPORATION                                                                              518,384
         16,560    REMGRO LIMITED                                                                                           393,844
          5,542    RHJ INTERNATIONAL                                                                                        108,176
            133    SBI HOLDINGS INCORPORATED                                                                                 56,835
            357    SCHRODERS PLC                                                                                              7,706
        102,400    SIME DARBY BHD                                                                                           228,010
          4,798    SIMON PROPERTY GROUP INCORPORATED                                                                        540,927
          4,792    SL GREEN REALTY CORPORATION<<                                                                            698,961
          2,370    SM INVESTMENTS CORPORATION                                                                                17,214
            163    SOFINA SA                                                                                                 17,925
         11,800    SOFTBANK CORPORATION                                                                                     298,463
         16,799    SUN HUNG KAI PROPERTIES LIMITED                                                                          198,798
          3,225    SUN INTERNATIONAL LIMITED                                                                                 59,772
         14,822    SUNSTONE HOTEL INVESTORS INCORPORATED                                                                    420,055
         72,500    SWIRE PACIFIC LIMITED B SHARES                                                                           157,379
          2,560    TAKEFUJI CORPORATION                                                                                      99,883
         11,485    TAUBMAN CENTERS INCORPORATED                                                                             683,013
          9,595    THORNBURG MORTGAGE INCORPORATED<<                                                                        242,945
         34,600    UEM WORLD BHD                                                                                             35,558
          9,230    VENTAS INCORPORATED<<                                                                                    423,011
         22,527    VIRGIN MEDIA INCORPORATED                                                                                590,433
         82,000    WATERLAND FINANCIAL HOLDINGS+                                                                             25,633
          6,778    WEINGARTEN REALTY INVESTORS                                                                              335,104
            131    WENDEL INVESTISSEMENT                                                                                     19,706
         52,520    YTL POWER INTERNATIONAL BHD                                                                               33,584

                                                                                                                         31,641,687
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.38%
          5,842    BED BATH & BEYOND INCORPORATED+                                                                          233,037
          9,050    BEST BUY COMPANY INCORPORATED                                                                            420,554
          8,000    BEST DENKI COMPANY LIMITED                                                                                48,104

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (CONTINUED)
         14,776    CIRCUIT CITY STORES INCORPORATED<<                                                               $       281,187
          2,374    ELLERINE HOLDINGS LIMITED+                                                                                26,301
          1,600    GIGAS K'S DENKI CORPORATION                                                                               44,050
          6,534    GUITAR CENTER INCORPORATED+<<                                                                            286,255
         15,586    JB HI-FI LIMITED                                                                                          89,768
          8,526    JD GROUP LIMITED                                                                                         107,076
          1,741    LEWIS GROUP LIMITED                                                                                       16,409
          7,000    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                           141,289
          1,400    NAFCO COMPANY LIMITED                                                                                     40,199
          1,700    NITORI COMPANY LIMITED                                                                                    79,824
          1,925    NOBIA AB                                                                                                  77,479
         20,662    PIER 1 IMPORTS INCORPORATED<<                                                                            140,295
          6,700    PIONEER CORPORATION                                                                                       91,834
         11,408    RADIOSHACK CORPORATION                                                                                   284,858
            900    SHIMANO INCORPORATED                                                                                      27,211
            900    SONY CORPORATION                                                                                          46,896
          8,586    THOMSON                                                                                                  161,571
          3,000    TOTO LIMITED                                                                                              31,720
          7,275    TUESDAY MORNING CORPORATION<<                                                                            114,509
          7,846    WILLIAMS-SONOMA INCORPORATED                                                                             264,881
          1,800    XEBIO COMPANY LIMITED                                                                                     52,749
          2,000    YAMADA DENKI COMPANY LIMITED                                                                             178,532
          3,100    YAMAHA CORPORATION                                                                                        70,817

                                                                                                                          3,357,405
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.42%
          5,323    BOYD GAMING CORPORATION                                                                                  249,489
        629,100    CENTRAL PLAZA HOTEL PCL+                                                                                 113,709
          2,000    FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                  23,733
          9,228    GAYLORD ENTERTAINMENT COMPANY+<<                                                                         498,035
         17,600    GENTING BHD                                                                                              178,361
         16,000    HARBOUR CENTRE DEVELOPMENT LIMITED                                                                        28,629
         10,500    HONGKONG & SHANGHAI HOTELS LIMITED                                                                        17,336
          2,011    INTERCONTINENTAL HOTELS GROUP PLC+                                                                        47,399
        202,300    LANDMARKS BHD                                                                                            141,489
          2,166    LAS VEGAS SANDS CORPORATION+                                                                             186,882
          7,609    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              364,547
          2,642    MGM MIRAGE+                                                                                              187,635
        304,200    MINOR INTERNATIONAL PCL                                                                                   99,239
        311,300    NALURI CORPORATION BHD                                                                                    62,651
          1,136    ORBIS SA+                                                                                                 11,275
         72,000    SHANGRI-LA ASIA LIMITED                                                                                  186,612
        122,000    SINO HOTELS HOLDINGS LIMITED                                                                              83,540
          4,401    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         289,586
          3,458    STATION CASINOS INCORPORATED                                                                             298,356
          6,461    WYNN RESORTS LIMITED+<<                                                                                  633,307

                                                                                                                          3,701,810
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.57%
        835,000    A-MAX HOLDINGS LIMITED+                                                                                   17,527
          5,702    ACTUANT CORPORATION CLASS A<<                                                                            297,644
         19,000    ADVANTECH COMPANY LIMITED                                                                                 68,042
         23,518    AGCO CORPORATION+<<                                                                                      852,528
          1,164    ALSTOM RGPT+                                                                                             140,713
         12,000    AMADA COMPANY LIMITED                                                                                    136,103
         18,588    APPLE INCORPORATED+                                                                                    1,572,731

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
         29,681    APPLIED MATERIALS INCORPORATED                                                                   $       551,176
          3,460    ASTEC INDUSTRIES INCORPORATED+                                                                           133,072
         11,437    ASYST TECHNOLOGIES INCORPORATED+                                                                          80,745
          8,139    ATLAS COPCO AB CLASS A                                                                                   256,600
         24,837    AXCELIS TECHNOLOGIES INCORPORATED+                                                                       180,813
          7,233    BAKER HUGHES INCORPORATED<<                                                                              470,941
         59,000    BENQ CORPORATION                                                                                          28,560
          6,010    BLACK & DECKER CORPORATION                                                                               506,463
          3,841    BRIGGS & STRATTON CORPORATION                                                                            112,311
         90,507    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             815,468
         18,534    BROOKS AUTOMATION INCORPORATED+                                                                          287,833
          7,044    BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                               358,892
            212    BUSINESS OBJECTS SA+                                                                                       7,740
          9,919    CAMERON INTERNATIONAL CORPORATION+<<                                                                     562,308
          3,700    CANON FINETECH INCORPORATED                                                                               67,807
          1,499    CAP GEMINI SA                                                                                            104,838
          1,000    CAPCOM COMPANY LIMITED                                                                                    15,641
        131,519    CAPITAL PROPERTY FUND                                                                                     97,320
          6,680    CARLISLE COMPANIES INCORPORATED                                                                          582,095
          4,600    CASIO COMPUTER COMPANY LIMITED                                                                           101,782
         15,000    CATCHER TECHNOLOGY COMPANY LIMITED                                                                       150,228
          5,233    CDW CORPORATION<<                                                                                        324,865
        138,000    CHEN HSONG HOLDINGS                                                                                       98,559
         16,000    CHICONY ELECTRONICS COMPANY LIMITED+                                                                      24,765
          2,400    CKD CORPORATION                                                                                           25,437
          4,180    CUMMINS INCORPORATED                                                                                     562,962
          8,000    DAIHEN CORPORATION                                                                                        47,699
          1,169    DASSAULT SYSTEMES SA+                                                                                     59,869
          3,353    DEERE & COMPANY                                                                                          363,532
         44,188    DELL INCORPORATED+                                                                                     1,009,696
         69,000    DELTA ELECTRONICS INCORPORATED                                                                           224,067
            700    DISCO CORPORATION                                                                                         42,150
         15,449    DONALDSON COMPANY INCORPORATED<<                                                                         554,001
          1,500    DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION COMPANY LIMITED                                                  79,165
          3,870    DOOSAN INFRACORE COMPANY LIMITED                                                                          81,575
         17,100    DOVER CORPORATION                                                                                        817,209
         16,000    EBARA CORPORATION                                                                                         74,994
         49,320    EMC CORPORATION+                                                                                         688,014
         22,087    EMULEX CORPORATION+                                                                                      395,357
          4,514    FLOWSERVE CORPORATION+                                                                                   234,367
          6,141    FMC TECHNOLOGIES INCORPORATED+                                                                           403,955
         90,000    FONG'S INDUSTRIES COMPANY LIMITED                                                                         72,802
         25,000    FOXCONN TECHNOLOGY COMPANY LIMITED                                                                       279,970
          7,000    FUJI HEAVY INDUSTRIES LIMITED                                                                             38,189
          1,600    FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                28,646
         38,000    FUJITSU LIMITED                                                                                          263,795
          5,733    GAMESTOP CORPORATION CLASS A+                                                                            300,524
         12,089    GARDNER DENVER INCORPORATED+                                                                             409,454
         61,731    GATEWAY INCORPORATED+<<                                                                                  127,783
          5,382    GRACO INCORPORATED                                                                                       218,025
         11,442    GRANT PRIDECO INCORPORATED+<<                                                                            496,697
         40,715    HEWLETT-PACKARD COMPANY                                                                                1,603,357
         18,000    HIGH TECH COMPUTER CORPORATION                                                                           264,674
          3,200    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                            91,614
          5,000    HITACHI KOKI COMPANY LIMITED                                                                              79,554
          6,105    HITACHI LIMITED                                                                                          424,298

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
        181,000    HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                       $     1,263,429
          4,000    HOSOKAWA MICRON CORPORATION                                                                               33,308
          4,297    HYDRIL COMPANY+                                                                                          408,860
         12,096    IDEX CORPORATION                                                                                         629,113
            355    INDRA SISTEMAS SA+                                                                                         8,174
          4,372    INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                   189,351
         10,859    INTERMEC INCORPORATED+<<                                                                                 243,242
         22,546    IBM CORPORATION                                                                                        2,097,003
         30,000    INVENTEC COMPANY LIMITED                                                                                  24,082
         22,500    JOHNSON ELECTRIC HOLDINGS LIMITED                                                                         16,415
         10,511    JOY GLOBAL INCORPORATED                                                                                  466,058
          5,861    KAYDON CORPORATION                                                                                       254,192
          8,800    KENNAMETAL INCORPORATED<<                                                                                538,560
          5,000    KITZ CORPORATION                                                                                          45,182
          4,571    KOMATSU LIMITED                                                                                          406,620
          1,100    KONAMI CORPORATION                                                                                        29,263
         17,201    KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                 163,410
         12,489    LAM RESEARCH CORPORATION+                                                                                557,759
        336,000    LENOVO GROUP LIMITED                                                                                     129,016
          8,258    LEXMARK INTERNATIONAL INCORPORATED+                                                                      500,104
          4,360    LG PHILLIPS LCD COMPANY LIMITED+                                                                         143,296
        119,000    LITE-ON TECHNOLOGY CORPORATION                                                                           173,895
          3,810    LOGITECH INTERNATIONAL SA+                                                                                99,877
          1,767    MAN AG                                                                                                   189,944
         13,752    MANITOWOC COMPANY INCORPORATED                                                                           807,242
          1,000    MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                                2,567
          2,000    MELCO HOLDINGS INCORPORATED                                                                               50,334
          2,085    METSO OYJ                                                                                                103,497
          8,988    MICROS SYSTEMS INCORPORATED+<<                                                                           501,171
         22,000    MITAC INTERNATIONAL CORPORATION                                                                           24,804
         36,000    MITSUBISHI ELECTRIC CORPORATION                                                                          360,274
          6,300    MITSUI HIGH-TEC INCORPORATED                                                                              79,063
          3,000    MIURA COMPANY LIMITED                                                                                     76,767
          8,056    MODINE MANUFACTURING COMPANY                                                                             198,742
          3,400    MORI SEIKI COMPANY LIMITED                                                                                77,671
          4,000    NABTESCO CORPORATION                                                                                      49,286
          3,654    NATIONAL OILWELL VARCO INCORPORATED+<<                                                                   254,465
         46,149    NEC CORPORATION                                                                                          242,744
            897    NEOPOST SA                                                                                               115,689
         12,300    NETUREN COMPANY LIMITED                                                                                  146,258
            400    NOMURA RESEARCH INSTITUTE LIMITED                                                                         60,772
          7,205    NORDSON CORPORATION                                                                                      351,460
          7,000    OKAYA & COMPANY LIMITED                                                                                  104,636
            100    OTSUKA CORPORATION                                                                                         9,763
         10,377    PALL CORPORATION                                                                                         358,837
         10,300    PARKER HANNIFIN CORPORATION                                                                              848,617
          3,200    PITNEY BOWES INCORPORATED                                                                                152,672
         45,642    QUANTUM CORPORATION+                                                                                     112,736
          3,700    RISO KAGAKU CORPORATION                                                                                   80,618
          8,000    RYOBI LIMITED                                                                                             65,940
          7,330    SAGE GROUP PLC                                                                                            37,001
          4,647    SANDISK CORPORATION+<<                                                                                   169,244
         15,000    SANYO ELECTRIC COMPANY LIMITED+                                                                           22,549
          5,649    SCIENTIFIC GAMES CORPORATION CLASS A+                                                                    184,722
        314,000    SHANGHAI ELECTRIC GROUP COMPANY LIMITED                                                                  145,888
          2,500    SHIMA SEIKI MANUFACTURING LIMITED                                                                         65,662

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                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
          5,137    SIEMENS AG<<                                                                                     $       542,673
          3,210    SIMS GROUP LIMITED                                                                                        55,641
         10,176    SKF AB                                                                                                   193,148
          1,700    SMC CORPORATION                                                                                          226,839
         17,911    SMITH INTERNATIONAL INCORPORATED                                                                         734,351
         76,765    SOLECTRON CORPORATION+                                                                                   247,183
          4,886    SPX CORPORATION                                                                                          341,531
          5,000    STANLEY ELECTRIC COMPANY LIMITED                                                                          99,443
          7,230    STANLEY WORKS                                                                                            401,771
          5,970    STX ENGINE COMPANY LIMITED                                                                               179,094
             75    SULZER AG                                                                                                 91,381
         12,000    SUMITOMO HEAVY INDUSTRIES LIMITED                                                                        123,030
          8,964    TEREX CORPORATION+                                                                                       590,190
          3,300    THK COMPANY LIMITED                                                                                       83,050
          7,203    TIMKEN COMPANY                                                                                           205,862
         12,000    TORI HOLDINGS COMPANY LIMITED                                                                              3,446
          9,464    TORO COMPANY                                                                                             497,333
         54,000    TOSHIBA CORPORATION                                                                                      341,120
        114,000    TPV TECHNOLOGY LIMITED                                                                                    68,140
          1,000    TREND MICRO INCORPORATED                                                                                  28,292
         11,000    TSUBAKIMOTO CHAIN COMPANY                                                                                 71,717
          5,587    ULTRATECH INCORPORATED+                                                                                   73,972
         11,076    VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                   508,942
          5,021    WATSCO INCORPORATED<<                                                                                    252,908
         46,000    WISTRON CORPORATION                                                                                       64,219
            286    ZARDOYA-OTIS SA                                                                                            9,326
          5,673    ZEBRA TECHNOLOGIES CORPORATION+<<                                                                        224,708

                                                                                                                         40,100,695
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.50%
          4,512    AON CORPORATION                                                                                          169,877
          8,270    ARTHUR J GALLAGHER & COMPANY<<                                                                           236,770
            240    BALOISE HOLDING AG                                                                                        24,496
        373,000    CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                                 815,053
            162    CNP ASSURANCES                                                                                            18,167
          8,374    HILB ROGAL & HOBBS COMPANY                                                                               379,342
         13,957    HUMANA INCORPORATED+                                                                                     835,187
          8,109    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  238,567
         12,396    METROPOLITAN HOLDINGS LIMITED                                                                             26,061
          7,984    NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                368,541
         13,923    STANDARD LIFE PLC+                                                                                        82,450
          6,000    TOKYO TATEMONO COMPANY LIMITED                                                                            83,405
         30,853    UNUMPROVIDENT CORPORATION<<                                                                              660,563
         11,981    WILLIS GROUP HOLDINGS LIMITED                                                                            475,646

                                                                                                                          4,414,125
                                                                                                                    ---------------
INSURANCE CARRIERS - 4.54%
          4,768    ACE LIMITED                                                                                              267,771
            707    ADMIRAL GROUP PLC                                                                                         14,359
          7,250    AEGON NV                                                                                                 143,434
          4,043    AEGON NV ADR                                                                                              80,092
         11,494    AETNA INCORPORATED                                                                                       508,839
         11,421    AFLAC INCORPORATED                                                                                       539,071
          6,000    AIOI INSURANCE COMPANY LIMITED                                                                            43,577
         15,523    ALLEANZA ASSICURAZIONI SPA                                                                               199,671
            455    ALLEGHANY CORPORATION+                                                                                   177,732

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
          1,374    ALLIANZ AG                                                                                       $       295,979
         32,005    ALLIANZ AG ADR                                                                                           689,068
          9,127    ALLSTATE CORPORATION                                                                                     548,168
          9,349    AMBAC FINANCIAL GROUP INCORPORATED                                                                       819,346
          5,872    AMERICAN FINANCIAL GROUP INCORPORATED<<                                                                  205,520
         34,209    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              2,295,424
          1,285    AMERICAN NATIONAL INSURANCE COMPANY                                                                      163,516
          1,409    AMLIN PLC                                                                                                  8,399
         31,211    AMP LIMITED                                                                                              253,534
          3,374    ARCH CAPITAL GROUP LIMITED+                                                                              217,589
         13,031    ASSICURAZIONI GENERALI SPA                                                                               560,102
          1,154    ASSURANCES GENERALES DE FRANCE                                                                           194,894
          9,230    ASSURANT INCORPORATED<<                                                                                  493,344
          5,090    ASSURED GUARANTY LIMITED                                                                                 144,047
         20,320    AVIVA PLC                                                                                                326,474
         12,458    AXA ASIA PACIFIC HOLDINGS LIMITED                                                                         73,126
         18,501    AXA SA                                                                                                   789,808
         12,493    AXIS CAPITAL HOLDINGS LIMITED                                                                            422,388
          3,880    BRITANNIC GROUP PLC                                                                                       47,859
          9,113    BROWN & BROWN INCORPORATED<<                                                                             256,531
        318,000    CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                             852,694
          6,036    CHUBB CORPORATION                                                                                        308,138
          1,560    CIGNA CORPORATION                                                                                        222,300
         13,534    CINCINNATI FINANCIAL CORPORATION                                                                         584,939
         15,672    COMMERCE GROUP INCORPORATED                                                                              449,316
         12,892    CONSECO INCORPORATED+<<                                                                                  257,195
          9,912    DELPHI FINANCIAL GROUP CLASS A                                                                           389,442
          5,008    ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                     177,584
          4,464    ERIE INDEMNITY COMPANY                                                                                   240,654
          5,769    EVEREST REINSURANCE GROUP LIMITED                                                                        560,804
            100    FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                        19,299
          8,012    FIRST AMERICAN CORPORATION                                                                               377,766
          4,258    FONDIARIA-SAI SPA                                                                                        149,830
         16,455    FREMONT GENERAL CORPORATION<<                                                                            144,804
         18,781    FRIENDS PROVIDENT PLC                                                                                     75,990
          6,530    GENWORTH FINANCIAL INCORPORATED<<                                                                        230,966
          1,500    GREAT-WEST LIFECO INCORPORATED                                                                            46,426
            171    HANNOVER RUECKVERSICHERUNG AG+                                                                             7,278
          4,582    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           433,274
          9,381    HCC INSURANCE HOLDINGS INCORPORATED<<                                                                    294,094
         10,399    HEALTH NET INCORPORATED+                                                                                 556,035
         10,464    HORACE MANN EDUCATORS CORPORATION                                                                        211,791
          2,600    HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED                                                           33,546
         13,799    ING GROEP NV                                                                                             589,631
         44,820    INSURANCE AUSTRALIA GROUP LIMITED                                                                        211,175
          5,388    IPC HOLDINGS LIMITED                                                                                     156,575
          3,330    KOREA REINSURANCE COMPANY                                                                                 46,324
         47,152    LEGAL & GENERAL GROUP PLC                                                                                144,939
          2,883    LIBERTY GROUP LIMITED                                                                                     31,732
          1,040    LIG NON-LIFE INSURANCE COMPANY LIMITED                                                                    17,891
          3,960    LINCOLN NATIONAL CORPORATION                                                                             269,849
          6,775    LOEWS CORPORATION                                                                                        294,306
         13,300    MANULIFE FINANCIAL CORPORATION                                                                           445,304
            796    MARKEL CORPORATION+                                                                                      381,165
         11,905    MBIA INCORPORATED<<                                                                                      791,325
         21,570    MEDIOLANUM SPA                                                                                           179,545

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                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
          2,264    MERCURY GENERAL CORPORATION                                                                     $        120,671
          6,720    METLIFE INCORPORATED                                                                                     424,368
          7,139    MGIC INVESTMENT CORPORATION<<                                                                            430,839
         10,534    MILANO ASSICURAZIONI SPA                                                                                  88,380
          3,000    MILLEA HOLDINGS INCORPORATED                                                                             112,237
         11,877    MILLEA HOLDINGS INCORPORATED ADR                                                                         440,399
         24,000    MITSUI SUMITOMO INSURANCE COMPANY LIMITED                                                                299,569
          8,791    MONTPELIER RE HOLDINGS LIMITED                                                                           153,051
          1,665    MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                            265,352
          6,596    MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                                25,435
         14,146    NATIONWIDE FINANCIAL SERVICES                                                                            758,226
         11,000    NIPPONKOA INSURANCE COMPANY LIMITED                                                                       94,291
         15,783    OHIO CASUALTY CORPORATION                                                                                470,649
         47,338    OLD MUTUAL PLC                                                                                           163,874
         19,085    OLD REPUBLIC INTERNATIONAL CORPORATION                                                                   425,977
          4,776    PARTNERRE LIMITED<<                                                                                      331,836
         12,885    PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+<<                                                         591,550
         28,929    PHOENIX COMPANIES INCORPORATED                                                                           413,106
        118,000    PICC PROPERTY & CASUALTY COMPANY LIMITED                                                                  67,511
         58,000    PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                         263,164
         13,717    PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                   438,258
          7,059    PMI GROUP INCORPORATED                                                                                   330,855
          1,700    POWER CORPORATION OF CANADA+                                                                              56,177
          1,300    POWER FINANCIAL CORPORATION+                                                                              44,549
          3,940    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   239,907
          7,203    PROASSURANCE CORPORATION+                                                                                370,955
         15,630    PROGRESSIVE CORPORATION                                                                                  358,396
         15,638    PROMINA GROUP LIMITED                                                                                     89,575
          5,439    PROTECTIVE LIFE CORPORATION                                                                              241,546
          6,962    PRUDENTIAL FINANCIAL INCORPORATED                                                                        633,124
         19,384    PRUDENTIAL PLC                                                                                           256,420
         13,458    QBE INSURANCE GROUP LIMITED                                                                              339,313
          7,113    RADIAN GROUP INCORPORATED<<                                                                              408,642
          2,457    REINSURANCE GROUP OF AMERICA INCORPORATED<<                                                              140,246
          5,271    RENAISSANCERE HOLDINGS LIMITED                                                                           270,297
         16,640    ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                  50,169
         10,309    SAFECO CORPORATION                                                                                       687,816
          1,766    SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                          311,305
         90,600    SANLAM LIMITED                                                                                           237,465
          1,686    SCOR REGROUPE                                                                                             42,838
         13,268    SELECTIVE INSURANCE GROUP INCORPORATED<<                                                                 324,270
            135    SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                                    8,147
         16,000    SOMPO JAPAN INSURANCE INCORPORATED                                                                       214,576
         12,210    STANCORP FINANCIAL GROUP INCORPORATED                                                                    588,500
            600    STOREBRAND ASA                                                                                             7,993
          4,300    SUN LIFE FINANCIAL INCORPORATED                                                                          185,478
            327    SWISS LIFE HOLDING                                                                                        83,373
            531    SWISS REINSURANCE                                                                                         45,310
          2,310    SWISS REINSURANCE ADR                                                                                    196,724
          4,050    T&D HOLDINGS INCORPORATED                                                                                293,121
             50    TOPDANMARK AS+                                                                                             8,915
          8,793    TORCHMARK CORPORATION                                                                                    562,049
         10,385    TRAVELERS COMPANIES INCORPORATED                                                                         527,143
         29,502    UNITEDHEALTH GROUP INCORPORATED                                                                        1,540,004
          3,696    UNITRIN INCORPORATED                                                                                     169,129
          7,552    WELLCARE HEALTH PLANS INCORPORATED+<<                                                                    620,095


108

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
         13,601    WELLPOINT INCORPORATED+                                                                         $      1,079,783
            668    WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                   384,006
          2,644    XL CAPITAL LIMITED CLASS A                                                                               187,724
         12,540    ZURICH FINANCIAL SERVICES AG                                                                             358,373

                                                                                                                         39,836,639
                                                                                                                   ----------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES - 0.00%
            606    TULLETT PREBON PLC+                                                                                        7,380
                                                                                                                   ----------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.08%
         13,087    CORRECTIONS CORPORATION OF AMERICA                                                                       685,235
                                                                                                                   ----------------
LEATHER & LEATHER PRODUCTS - 0.08%
          8,086    COACH INCORPORATED+                                                                                      381,659
         11,800    TIMBERLAND COMPANY+                                                                                      320,016

                                                                                                                            701,675
                                                                                                                   ----------------
LEGAL SERVICES - 0.07%
          8,306    FTI CONSULTING INCORPORATED+<<                                                                           278,832
          6,443    RAYONIER INCORPORATED                                                                                    287,744

                                                                                                                            566,576
                                                                                                                   ----------------
LEISURE, SPORTING & RECREATION - 0.00%
        218,500    MIDA-MEDALIST ENTERTAINMENT PCL+                                                                          17,852
                                                                                                                   ----------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.03%
             28    AP MOLLER-MAERSK AS                                                                                      288,896
                                                                                                                   ----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.04%
         18,611    CHAMPION ENTERPRISES INCORPORATED+                                                                       147,585
          8,985    LOUISIANA-PACIFIC CORPORATION                                                                            185,450

                                                                                                                            333,035
                                                                                                                   ----------------
MACHINERY - 0.04%
         86,200    CB INDUSTRIAL PRODUCT HOLDING BHD                                                                         99,414
          3,500    DAIFUKU COMPANY LIMITED                                                                                   52,023
          9,000    JAPAN STEEL WORKS                                                                                         86,496
          4,000    OKUMA CORPORATION                                                                                         46,077
          3,400    OSG CORPORATION                                                                                           54,757
            103    RHEINMETALL AG                                                                                             8,294

                                                                                                                            347,061
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.08%
          2,200    A&D COMPANY LIMITED                                                                                       44,498
          4,709    ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                  181,485
          5,293    AFFYMETRIX INCORPORATED+<<                                                                               136,189
          2,819    AGFA-GEVAERT NV                                                                                           62,822
          8,463    AGILENT TECHNOLOGIES INCORPORATED+                                                                       268,446
            400    ALFA LAVAL AB                                                                                             20,017
          3,325    ALLERGAN INCORPORATED                                                                                    371,436
            304    ALTANA AG                                                                                                 18,405
         15,573    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                        316,755
         16,246    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             501,676
          7,636    ARMOR HOLDINGS INCORPORATED+                                                                             486,337
          5,588    ARTHROCARE CORPORATION+<<                                                                                203,124
          4,615    BAUSCH & LOMB INCORPORATED                                                                               241,180
          5,783    BAYER AG                                                                                                 332,672
          5,323    BECKMAN COULTER INCORPORATED                                                                             341,524
          5,282    BECTON DICKINSON & COMPANY                                                                               401,379

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                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
            123    BEKAERT SA                                                                                       $        14,763
          4,323    BIO-RAD LABORATORIES INCORPORATED+                                                                       306,587
          4,692    BIOMET INCORPORATED                                                                                      198,612
          3,566    BIOSITE INCORPORATED+<<                                                                                  189,426
         30,753    BOSTON SCIENTIFIC CORPORATION+                                                                           501,581
            735    CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA                                                           83,882
          2,298    COCHLEAR LIMITED                                                                                         102,733
          6,430    COHERENT INCORPORATED+                                                                                   193,286
          1,123    COLOPLAST AS CLASS B                                                                                      93,931
             70    COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                              14,451
            689    COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS ADR+                                                          28,242
          3,583    COOPER COMPANIES INCORPORATED<<                                                                          164,424
          2,700    COSEL COMPANY LIMITED                                                                                     44,989
          8,794    CR BARD INCORPORATED                                                                                     701,761
          4,342    CYBERONICS INCORPORATED+<<                                                                                88,924
          5,297    DANAHER CORPORATION<<                                                                                    379,477
         12,767    DENTSPLY INTERNATIONAL INCORPORATED<<                                                                    402,671
          9,144    DRS TECHNOLOGIES INCORPORATED<<                                                                          484,541
         25,502    EASTMAN KODAK COMPANY<<                                                                                  608,988
          8,718    ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                262,412
          5,675    ESCO TECHNOLOGIES INCORPORATED+<<                                                                        247,373
          3,600    ESPEC CORPORATION                                                                                         45,209
          5,247    ESTERLINE TECHNOLOGIES CORPORATION+                                                                      214,707
         15,795    FLIR SYSTEMS INCORPORATED+<<                                                                             549,034
          9,812    FORMFACTOR INCORPORATED+<<                                                                               419,463
         11,732    FOSSIL INCORPORATED+<<                                                                                   315,825
            801    FRESENIUS AG                                                                                              59,243
          9,400    FUJI PHOTO FILM COMPANY LIMITED                                                                          404,071
         10,000    FUJIKURA LIMITED                                                                                          70,349
         10,000    FURUKAWA ELECTRIC COMPANY LIMITED                                                                         66,295
         10,205    GARMIN LIMITED<<                                                                                         558,826
            800    GETINGE AB                                                                                                16,586
          5,748    HAEMONETICS CORPORATION+                                                                                 258,660
         20,000    HITACHI CABLE LIMITED                                                                                    120,260
         11,484    HOLOGIC INCORPORATED+<<                                                                                  632,194
          7,300    HOYA CORPORATION                                                                                         252,766
         17,252    INPUT OUTPUT INCORPORATED+<<                                                                             234,110
          3,173    INTUITIVE SURGICAL INCORPORATED+<<                                                                       352,520
          7,392    INVACARE CORPORATION<<                                                                                   137,343
          5,636    ITRON INCORPORATED+<<                                                                                    364,198
          8,000    KONICA MINOLTA HOLDINGS INCORPORATED                                                                     102,559
         10,211    KYPHON INCORPORATED+<<                                                                                   460,618
          3,000    LARGAN PRECISION COMPANY LIMITED                                                                          41,199
          4,784    LUXOTTICA GROUP SPA                                                                                      150,042
         25,423    MEDTRONIC INCORPORATED                                                                                 1,280,302
          9,614    MENTOR CORPORATION<<                                                                                     461,568
          3,187    METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                               275,229
          4,282    MILLIPORE CORPORATION+<<                                                                                 306,249
          3,038    MOLECULAR DEVICES CORPORATION+                                                                           107,211
         12,363    NATIONAL INSTRUMENTS CORPORATION                                                                         331,699
          9,613    NEWPORT CORPORATION+                                                                                     171,688
          5,000    NIKON CORPORATION                                                                                        114,855
          6,374    OAKLEY INCORPORATED                                                                                      133,727
          7,168    OLYMPUS CORPORATION ADR                                                                                  240,174
          8,028    ORBOTECH LIMITED+                                                                                        179,426
          5,000    OSAKI ELECTRIC COMPANY LIMITED                                                                            45,013
         69,000    OSIM INTERNATIONAL LIMITED                                                                                46,478

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
          3,500    PARIS MIKI INCORPORATED                                                                         $         59,560
         32,772    PERKINELMER INCORPORATED                                                                                 776,696
            198    PHONAK HOLDING AG                                                                                         14,978
          4,814    POLYMEDICA CORPORATION<<                                                                                 199,300
          6,466    RAYTHEON COMPANY                                                                                         346,254
          6,884    RESMED INCORPORATED+                                                                                     328,918
          5,891    RESPIRONICS INCORPORATED+                                                                                241,354
          3,151    ROCKWELL AUTOMATION INCORPORATED                                                                         195,646
          7,816    ROPER INDUSTRIES INCORPORATED                                                                            415,186
          4,000    SHIMADZU CORPORAION                                                                                       34,592
          9,968    SIRF TECHNOLOGY HOLDINGS INCORPORATED+<<                                                                 284,985
          7,306    ST JUDE MEDICAL INCORPORATED+                                                                            289,683
          6,108    STRYKER CORPORATION                                                                                      378,818
         12,000    SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                     178,971
          2,100    SUZUKEN COMPANY LIMITED                                                                                   75,196
            299    SYNTHES INCORPORATED                                                                                      37,436
          1,200    SYSMEX CORPORATION                                                                                        45,706
          8,000    TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                    148,636
          8,589    TECHNE CORPORATION+                                                                                      483,732
          7,035    TEKTRONIX INCORPORATED                                                                                   201,271
         16,508    TERADYNE INCORPORATED+                                                                                   266,109
          4,800    TERUMO CORPORATION                                                                                       183,633
         23,954    TRIMBLE NAVIGATION LIMITED+                                                                              633,823
          2,100    USHIO INCORPORATED                                                                                        40,524
          6,931    VARIAN INCORPORATED+                                                                                     377,254
          6,070    VEECO INSTRUMENTS INCORPORATED+<<                                                                        118,911
          7,623    VENTANA MEDICAL SYSTEMS INCORPORATED+<<                                                                  306,826
          4,391    VESTAS WIND SYSTEMS AS+                                                                                  205,081
          6,664    VIASYS HEALTHCARE INCORPORATED+                                                                          206,118
          8,665    WATERS CORPORATION+                                                                                      470,163
            196    WILLIAM DEMANT HOLDING+                                                                                   16,063
         21,200    XEROX CORPORATION+                                                                                       366,124
          4,100    YAMATAKE CORPORATION                                                                                      99,029
          5,255    ZIMMER HOLDINGS INCORPORATED+                                                                            443,154

                                                                                                                         27,030,425
                                                                                                                   ----------------

MEDIA - 0.00%
            147    MODERN TIMES GROUP MTG B SHARES+                                                                           8,145
                                                                                                                   ----------------

MEDICAL MANAGEMENT SERVICES - 0.09%
        281,100    BANGKOK CHAIN HOSPITAL PCL                                                                                70,636
         13,375    COVENTRY HEALTH CARE INCORPORATED+                                                                       727,868

                                                                                                                            798,504
                                                                                                                   ----------------

MEDICAL PRODUCTS - 0.00%
            115    ROCHE HOLDINGS AG - BEARER SHARES                                                                         22,645
                                                                                                                   ----------------

METAL MINING - 1.12%
          1,669    ACCOR SA                                                                                                 147,384
          1,814    AFRICAN RAINBOW MINERALS LIMITED+                                                                         24,337
            622    AGNICO EAGLE MINES LIMITED                                                                                24,484
         16,083    ALUMINA LIMITED                                                                                           85,408
          2,305    ANGLO PLATINUM LIMITED                                                                                   328,375
          8,689    ANGLOGOLD ASHANTI LIMITED                                                                                378,566
         16,281    AURIZON MINES LIMITED+                                                                                    56,516
         30,000    BANPU PCL                                                                                                164,879
          3,268    BANRO CORPORATION+                                                                                        41,074
         11,100    BARRICK GOLD CORPORATION                                                                                 331,406

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
METAL MINING (CONTINUED)
          1,500    BOLIDEN AB                                                                                      $         31,742
          2,100    CAMECO CORPORATION                                                                                        77,655
        134,300    CHIN WELL HOLDINGS BHD                                                                                    56,741
         27,623    CIA VALE DO RIO DOCE                                                                                     944,562
          9,472    CLEVELAND CLIFFS INCORPORATED                                                                            534,221
         67,830    COEUR D'ALENE MINES CORPORATION+<<                                                                       306,592
            629    COMPASS RESOURCES NL+                                                                                      2,751
          2,814    CUMERIO NV SA                                                                                             73,435
            699    ELDORADO GOLD CORPORATION+                                                                                 4,178
            200    FIRST QUANTUM MINERALS LIMITED+                                                                           11,619
          1,818    FORTESCUE METALS GROUP LIMITED+                                                                           24,379
          4,057    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      232,912
          6,162    GABRIEL RESOURCES LIMITED+                                                                                25,710
         20,587    GOLD FIELDS LIMITED                                                                                      355,816
          6,036    GOLDCORP INCORPORATED                                                                                    161,944
        103,222    GRUPO MEXICO SAB DE CV                                                                                   447,497
          1,859    GUYANA GOLDFIELDS INCORPORATED+                                                                           16,880
         12,134    HARMONY GOLD MINING COMPANY LIMITED+                                                                     162,441
          2,426    IAMGOLD CORPORATION                                                                                       20,265
         20,671    IMPALA PLATINUM HOLDINGS LIMITED                                                                         588,966
          1,432    INDEPENDENCE GROUP NL                                                                                      4,942
         25,000    INTERNATIONAL NICKEL INDONESIA TBK                                                                       106,226
          1,265    INTERNATIONAL URANIUM CORPORATION+                                                                        15,326
         12,681    KAGARA ZINC LIMITED+                                                                                      55,951
          4,060    KGHM POLSKA MIEDZ SA                                                                                     123,291
          4,670    KINROSS GOLD CORPORATION+                                                                                 65,639
            587    KOREA ZINC COMPANY LIMITED                                                                                57,223
            341    LONMIN PLC                                                                                                20,937
            600    LUNDIN MINING CORPORATION+                                                                                 6,536
          8,375    MERIDIAN GOLD INCORPORATED+                                                                              229,810
          2,870    MINARA RESOURCES LIMITED                                                                                  14,630
          4,880    MINEFINDERS CORPORATION+                                                                                  53,114
          7,000    MITSUI MINING & SMELTING COMPANY LIMITED                                                                  39,549
          3,712    MVELAPHANDA RESOURCES LIMITED+                                                                            24,952
          4,713    NEWCREST MINING LIMITED                                                                                   83,736
          9,864    NEWMONT MINING CORPORATION                                                                               444,570
         17,000    NIPPON DENKO COMPANY LIMITED                                                                              74,656
          4,935    NORTHAM PLATINUM LIMITED                                                                                  33,787
        306,000    OCEAN GRAND HOLDINGS LIMITED+                                                                             39,557
          3,400    ONOKEN COMPANY LIMITED                                                                                    45,971
          4,018    OUTOKUMPU OYJ                                                                                            149,733
          5,000    PACIFIC METALS COMPANY LIMITED                                                                            69,715
         26,906    PERU COPPER INCORPORATED+                                                                                106,281
          2,934    PHELPS DODGE CORPORATION                                                                                 366,486
        189,200    PRESS METAL BHD                                                                                           47,800
         56,655    QUEENSTAKE RESOURCES LIMITED+                                                                              8,961
         12,593    QUEST CAPITAL CORPORATION                                                                                 35,962
          5,491    RIO TINTO LIMITED                                                                                        327,072
          3,078    RIO TINTO PLC+                                                                                           165,408
          1,545    RIO TINTO PLC ADR                                                                                        334,740
            340    SILVER WHEATON CORPORATION+                                                                                3,390
          2,869    SOUTHERN COPPER CORPORATION<<                                                                            201,978
         10,694    STILLWATER MINING COMPANY+                                                                               136,135
          1,500    TECK COMINCO INCORPORATED LIMITED                                                                        105,780
         89,800    TONG HERR RESOURCES BHD                                                                                  102,541
         83,084    TRANS HEX GROUP LIMITED                                                                                  172,373

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
METAL MINING (CONTINUED)
         54,500    TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                           $          9,370
            378    VEDANTA RESOURCES PLC                                                                                      9,229
          2,638    WESTERN AREAS LIMITED+                                                                                    15,958
            213    WESTERN AREAS NL+                                                                                            646
          2,620    YAMANA GOLD INCORPORATED                                                                                  38,597
        100,000    ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                                67,580
         12,386    ZINIFEX LIMITED                                                                                          163,169

                                                                                                                          9,842,042
                                                                                                                   ----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.36%
          1,681    ANTOFAGASTA PLC                                                                                           15,320
         63,519    BHP BILLITON LIMITED                                                                                   1,357,761
          6,000    DOWA MINING COMPANY LIMITED                                                                               61,971
         21,227    ILUKA RESOURCES LIMITED                                                                                   98,676
        124,000    JIANGXI COPPER COMPANY LIMITED                                                                           141,569
         13,243    LIHIR GOLD LIMITED+                                                                                       34,641
         14,000    MITSUBISHI MATERIALS CORPORATION                                                                          64,201
         14,280    OXIANA LIMITED+                                                                                           32,178
          3,439    PALADIN RESOURCES LIMITED+                                                                                24,657
            700    POTASH CORPORATION OF SASKATCHEWAN+                                                                      110,201
         10,000    SUMITOMO METAL MINING COMPANY LIMITED                                                                    178,617
            113    UMICORE                                                                                                   19,346
          7,086    VULCAN MATERIALS COMPANY                                                                                 825,448
          4,671    XSTRATA PLC                                                                                              219,729

                                                                                                                          3,184,315
                                                                                                                   ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.12%
          2,699    AECI LIMITED                                                                                              26,467
         10,256    BLUESCOPE STEEL LIMITED                                                                                   75,393
          6,619    BLYTH INCORPORATED                                                                                       135,690
          1,510    BUNZL PLC                                                                                                 19,545
         16,468    CALLAWAY GOLF COMPANY                                                                                    248,667
          2,080    CHEIL INDUSTRIES INCORPORATED                                                                             85,369
        597,600    CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                          103,259
            440    DOOSAN CORPORATION+                                                                                       27,006
         18,484    FKI PLC                                                                                                   39,936
         47,000    FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                  124,222
         27,000    GALAXY ENTERTAINMENT GROUP LIMITED+                                                                       28,821
          4,300    GLORY LIMITED                                                                                             85,339
         12,244    HASBRO INCORPORATED                                                                                      346,383
         42,000    HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                               116,114
            700    HITACHI MAXELL LIMITED                                                                                     9,606
        237,835    IDT INTERNATIONAL LIMITED+                                                                                14,916
            963    IMI PLC                                                                                                    9,656
         16,238    INDUSTRIAS CAMPOS HERMANOS SA DE CV SERIES B+                                                             60,797
         22,823    INDUSTRIAS PENOLES SA DE CV                                                                              222,829
          3,452    INVENSYS PLC+                                                                                             19,205
         30,000    ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                     120,091
          6,682    JAKKS PACIFIC INCORPORATED+                                                                              163,776
          2,900    JAPAN CASH MACHINE COMPANY LIMITED                                                                        32,843
         63,763    JOHNSON & JOHNSON                                                                                      4,020,257
         38,000    KAWASAKI HEAVY INDUSTRIES LIMITED+                                                                       155,004
          2,100    KOSE CORPORATION                                                                                          54,978
         33,895    MATTEL INCORPORATED                                                                                      881,609
         70,000    MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                      395,490
         18,536    MUELLER WATER PRODUCTS INCORPORATED CLASS B                                                              275,074

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (CONTINUED)
          7,000    NIPPON ELECTRIC GLASS COMPANY LIMITED                                                           $        171,143
            231    NKT HOLDING AS                                                                                            18,788
         53,000    NOBLE GROUP LIMITED                                                                                       48,525
          3,777    OPOCZNO SA+                                                                                               52,455
          4,315    ORICA LIMITED                                                                                             84,145
         60,000    SINGAMAS CONTAINER HOLDING                                                                                35,479
          3,423    SMITHS GROUP PLC                                                                                          69,249
          5,400    TOSTEM INAX HOLDING CORPORATION                                                                          121,307
          5,823    TRELLEBORG AB CLASS B                                                                                    147,366
         30,365    TYCO INTERNATIONAL LIMITED                                                                               936,153
         21,000    UNIMICRON TECHNOLOGY CORPORATION                                                                          28,106
          1,139    WARTSILA OYJ CLASS B                                                                                      68,130
          6,091    WESFARMERS LIMITED                                                                                       174,927

                                                                                                                          9,854,115
                                                                                                                   ----------------

MISCELLANEOUS RETAIL - 1.25%
         14,900    AEON COMPANY LIMITED                                                                                     310,810
          7,027    AMAZON.COM INCORPORATED+<<                                                                               275,037
          3,885    ARCS COMPANY LIMITED                                                                                      52,430
         47,777    AUSTRALIAN PHARMACEUTICAL INDUSTRIES LIMITED                                                              74,534
         12,233    BARNES & NOBLE INCORPORATED                                                                              500,819
         30,621    BLOCKBUSTER INCORPORATED+<<                                                                              203,323
         15,171    BORDERS GROUP INCORPORATED                                                                               324,356
         12,000    CHINA RESOURCES ENTERPRISE LIMITED                                                                        35,403
          7,000    CITIC PACIFIC LIMITED+                                                                                    23,518
          4,823    COLDWATER CREEK INCORPORATED+<<                                                                           88,743
         19,533    COLES MYER LIMITED                                                                                       236,391
         10,327    COSTCO WHOLESALE CORPORATION                                                                             577,176
          2,400    CREDIT SAISON COMPANY LIMITED                                                                             79,047
          3,800    CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                  22,817
         18,276    CVS CORPORATION<<                                                                                        574,049
          8,088    DICK'S SPORTING GOODS INCORPORATED+<<                                                                    423,326
         36,000    DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                    41,469
         17,173    DILLARD'S INCORPORATED                                                                                   573,578
          8,670    DOLLAR TREE STORES INCORPORATED+                                                                         295,734
          2,355    EXPRESS SCRIPTS INCORPORATED+<<                                                                          177,591
          4,213    FOSCHINI LIMITED                                                                                          37,946
          8,800    FUJI COMPANY LIMITED                                                                                     143,657
             22    GEO COMPANY LIMITED                                                                                       43,476
          4,400    HEIWADO COMPANY LIMITED                                                                                   70,788
            900    HIKARI TSUSHIN INCORPORATED                                                                               40,740
          4,200    IZUMI COMPANY LIMITED                                                                                     79,275
          1,094    JEAN COUTU GROUP INCORPORATED CLASS A                                                                     13,853
         10,000    KASUMI COMPANY LIMITED                                                                                    57,005
          4,000    LIFE CORPORATION                                                                                          55,333
          6,708    LONGS DRUG STORES CORPORATION                                                                            308,970
          6,248    MASSMART HOLDINGS LIMITED                                                                                 72,504
        136,000    METRO HOLDINGS LIMITED                                                                                    74,711
         11,068    MSC INDUSTRIAL DIRECT COMPANY                                                                            477,474
         10,988    NATURA COSMETICOS SA                                                                                     139,546
          7,717    NUTRI SYSTEM INCORPORATED+<<                                                                             348,423
         23,868    OFFICE DEPOT INCORPORATED+                                                                               796,236
          4,000    OKUWA COMPANY LIMITED                                                                                     56,347
          7,700    ORGANIZACION SORIANA SA DE CV+                                                                            22,008
            200    ORIX CORPORATION                                                                                          55,063
         12,602    PETSMART INCORPORATED<<                                                                                  381,967

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL (CONTINUED)
         49,183    RITE AID CORPORATION+                                                                           $        293,623
            800    RYOHIN KEIKAKU COMPANY LIMITED                                                                            54,725
        152,000    SA SA INTERNATIONAL HOLDINGS LIMITED                                                                      46,691
          3,600    SHIMACHU COMPANY LIMITED                                                                                 107,930
          1,200    SHOPPERS DRUG MART CORPORATION+                                                                           52,387
          2,000    SK NETWORKS COMPANY LIMITED+                                                                              62,228
         11,938    SPECTRUM BRANDS INCORPORATED+<<                                                                          105,413
          4,789    STAMPS.COM INCORPORATED+                                                                                  74,277
         16,102    STAPLES INCORPORATED                                                                                     418,974
          8,000    UNY COMPANY LIMITED                                                                                      111,545
          7,282    VALUEVISION MEDIA INCORPORATED+                                                                           91,098
         22,281    WALGREEN COMPANY                                                                                         996,184
         25,818    WOOLWORTHS HOLDINGS LIMITED                                                                               72,705
         11,640    ZALE CORPORATION+<<                                                                                      299,846

                                                                                                                         10,953,099
                                                                                                                   ----------------

MISCELLANEOUS SERVICES - 0.08%
          2,792    ADECCO SA                                                                                                 46,515
          5,451    DUN & BRADSTREET CORPORATION+                                                                            481,214
         13,042    IFIL INVESTMENTS SPA                                                                                     118,138
         22,962    INVERSIONES AGUAS METROPOLITANAS SA+                                                                      26,821

                                                                                                                            672,688
                                                                                                                   ----------------

MOTION PICTURES - 0.36%
             64    ALLIANCE ATLANTIS COMMUNICATIONS INCORPORATED+                                                             2,832
          9,844    AVID TECHNOLOGY INCORPORATED+<<                                                                          328,790
         37,500    BIMANTARA CITRA TBK PT+                                                                                   19,917
          2,000    ESUN HOLDINGS LIMITED+                                                                                     1,677
         12,571    MACROVISION CORPORATION+                                                                                 310,127
         40,901    NEWS CORPORATION CLASS A                                                                                 921,500
         10,788    NEWS CORPORATION CLASS B                                                                                 257,186
          2,650    ON*MEDIA CORPORATION+                                                                                     24,060
          5,000    TELEVISION BROADCASTS LIMITED                                                                             32,542
         59,589    TIME WARNER INCORPORATED                                                                               1,212,636
          1,400    TOHO COMPANY LIMITED TOKYO                                                                                27,903
          3,204    TVN SA PLN+                                                                                               28,218

                                                                                                                          3,167,388
                                                                                                                   ----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.36%
         12,000    CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                    46,768
          3,947    CON-WAY INCORPORATED                                                                                     193,798
         12,000    COSCO PACIFIC LIMITED                                                                                     32,100
          1,018    DSV AS                                                                                                   175,901
          6,359    FORWARD AIR CORPORATION                                                                                  207,431
         10,072    J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                267,512
         13,026    LANDSTAR SYSTEM INCORPORATED                                                                             582,132
          2,000    MITSUBISHI LOGISTICS CORPORATION                                                                          34,710
         17,000    NIPPON EXPRESS COMPANY LIMITED                                                                           108,538
          6,780    OLD DOMINION FREIGHT LINE+<<                                                                             210,926
         20,000    SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                               22,944
         14,546    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             1,020,984
         13,375    WERNER ENTERPRISES INCORPORATED<<                                                                        257,870

                                                                                                                          3,161,614
                                                                                                                   ----------------

MULTI MEDIA - 0.00%
            280    SANOMAWSOY OYJ                                                                                             8,011
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO.
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MULTI-INDUSTRY COMPANIES - 0.00%
          9,000    FRASER & NEAVE LIMITED                                                                          $         28,723
                                                                                                                   ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.81%
          1,870    ACOM COMPANY LIMITED                                                                                      69,329
          1,650    AIFUL CORPORATION                                                                                         44,870
         23,680    AMERICAN EXPRESS COMPANY                                                                               1,346,682
          9,808    AMERICREDIT CORPORATION+<<                                                                               239,511
          3,594    BRADFORD & BINGLEY PLC                                                                                    30,919
          5,973    CAPITAL ONE FINANCIAL CORPORATION<<                                                                      460,399
         11,025    CAPITAL SOURCE INCORPORATED<<                                                                            284,335
            937    CATTLES PLC                                                                                                7,987
         17,779    CIT GROUP INCORPORATED                                                                                 1,003,980
          8,988    COUNTRYWIDE FINANCIAL CORPORATION                                                                        344,061
            200    DIAMOND LEASE COMPANY LIMITED                                                                              9,864
         22,050    DORAL FINANCIAL CORPORATION+<<                                                                            47,849
         14,507    FANNIE MAE                                                                                               822,982
        211,000    FIRST FINANCIAL HOLDING COMPANY LIMITED                                                                  154,968
          4,938    FIRST MARBLEHEAD CORPORATION<<                                                                           222,901
         10,122    FREDDIE MAC                                                                                              649,630
          4,600    HITACHI CAPITAL CORPORATION                                                                               92,070
          2,700    IBJ LEASING COMPANY LIMITED                                                                               74,107
          1,962    IRISH LIFE & PERMANENT PLC                                                                                55,615
          2,711    ORIX CORPORATION ADR                                                                                     371,678
          1,750    PROMISE COMPANY LIMITED                                                                                   59,708
          1,108    PROVIDENT FINANCIAL PLC                                                                                   15,963
          3,200    SAMPO OYJ                                                                                                 89,352
          9,113    SLM CORPORATION                                                                                          388,396
        101,000    TAIWAN COOPERATIVE BANK                                                                                   74,486
          3,100    TOKYO LEASING COMPANY                                                                                     49,900
            700    UFJ CENTRAL LEASING COMPANY LIMITED                                                                       34,524
          5,000    UFJ NICOS COMPANY LIMITED                                                                                 17,271

                                                                                                                          7,063,337
                                                                                                                   ----------------

NON-FERROUS METALS - 0.00%
            100    SUMITOMO TITANIUM CORPORATION                                                                             12,288
                                                                                                                   ----------------

OIL & GAS EXTRACTION - 3.48%
            700    ADDAX PETROLEUM CORPORATION                                                                               20,259
          6,656    ANADARKO PETROLEUM CORPORATION                                                                           267,771
          2,300    AOC HOLDINGS INCORPORATED                                                                                 39,139
          4,693    APACHE CORPORATION                                                                                       321,611
            172    ARKEMA+                                                                                                    8,454
          5,964    ATWOOD OCEANICS INCORPORATED+                                                                            301,778
          3,779    AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                                  8,069
         24,318    BEACH PETROLEUM LIMITED                                                                                   21,843
         28,718    BG GROUP PLC                                                                                             390,330
          6,152    BJ SERVICES COMPANY                                                                                      164,812
        167,565    BP PLC                                                                                                 1,718,008
         11,000    CABOT OIL & GAS CORPORATION                                                                              743,160
            695    CAIRN ENERGY PLC+                                                                                         21,404
          5,327    CANADIAN NATURAL RESOURCES LIMITED                                                                       267,489
          1,000    CANADIAN OIL SANDS TRUST                                                                                  23,341
         12,139    CHENIERE ENERGY INCORPORATED+<<                                                                          339,892
          5,803    CHESAPEAKE ENERGY CORPORATION                                                                            176,933
         36,000    CHINA OILFIELD SERVICES LIMITED CLASS H                                                                   23,269
        790,000    CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC)                                                         631,960
            119    CIA ESPANOLA DE PETROLEOS SA                                                                               9,205

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (CONTINUED)
          6,961    CIMAREX ENERGY COMPANY                                                                           $       243,009
          7,000    COSMO OIL COMPANY LIMITED                                                                                 29,677
          9,579    DENBURY RESOURCES INCORPORATED+                                                                          276,258
          6,105    DEVON ENERGY CORPORATION                                                                                 401,160
          1,685    DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                 131,127
          6,454    ENCANA CORPORATION                                                                                       313,705
         11,170    ENCORE ACQUISITION COMPANY+                                                                              271,096
          9,439    ENI SPA                                                                                                  577,950
         13,342    ENSCO INTERNATIONAL INCORPORATED                                                                         668,568
          5,548    EOG RESOURCES INCORPORATED                                                                               375,822
         20,730    GLOBAL INDUSTRIES LIMITED+                                                                               305,975
          4,826    GLOBASANTAFE CORPORATION                                                                                 278,122
         47,255    GREY WOLF INCORPORATED+                                                                                  316,136
            872    GRUPA LOTOS SA+                                                                                           12,376
         22,659    HALLIBURTON COMPANY                                                                                      699,710
         22,319    HANOVER COMPRESSOR COMPANY+<<                                                                            489,902
          6,685    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                                             224,415
         61,794    HORIZON OIL LIMITED+                                                                                      14,119
          6,655    HOUSTON EXPLORATION COMPANY+                                                                             348,855
            700    HUSKY ENERGY INCORPORATED                                                                                 45,426
            500    JAPAN PETROLEUM EXPLORATION COMPANY+                                                                      33,908
            692    LUNDIN PETROLEUM AB+                                                                                       7,124
        174,000    MEDCO ENERGI INTERNASIONAL TBK PT+                                                                        69,550
          3,755    MOL HUNGARIAN OIL & GAS PLC                                                                              403,921
         25,099    NABORS INDUSTRIES LIMITED+                                                                               751,966
            554    NESTE OIL OYJ LIMITED                                                                                     17,800
         21,905    NEWPARK RESOURCES INCORPORATED+                                                                          133,621
          1,900    NEXEN INCORPORATED                                                                                       108,922
         14,594    NEXUS ENERGY LIMITED+                                                                                     10,004
         13,500    NIPPON MINING HOLDINGS INCORPORATED                                                                      112,985
         23,000    NIPPON OIL CORPORATION                                                                                   168,018
         11,402    NOBLE CORPORATION                                                                                        800,648
         15,448    NOBLE ENERGY INCORPORATED<<                                                                              889,341
          6,235    NORSK HYDRO ASA                                                                                          193,168
         12,762    OCCIDENTAL PETROLEUM CORPORATION                                                                         589,349
         12,281    OCEANEERING INTERNATIONAL INCORPORATED+                                                                  484,363
          8,270    OIL SEARCH LIMITED                                                                                        23,066
          1,064    OILEXCO INCORPORATED+                                                                                      7,196
            865    OMV AG                                                                                                    48,295
            500    OPTI CANADA INCORPORATED+                                                                                  8,396
         11,811    ORIGIN ENERGY LIMITED                                                                                     82,450
         26,641    PARKER DRILLING COMPANY+                                                                                 228,313
         12,870    PATTERSON-UTI ENERGY INCORPORATED<<                                                                      286,872
            600    PENN WEST ENERGY TRUST                                                                                    18,022
          3,700    PETRO-CANADA                                                                                             136,820
        764,000    PETROCHINA COMPANY LIMITED                                                                               890,828
         45,481    PETROLEO BRASILEIRO SA                                                                                 1,026,298
          1,428    PETROLEUM GEO-SERVICES ASA+                                                                               33,181
          7,004    PLAINS EXPLORATION & PRODUCTION COMPANY+                                                                 319,593
          4,473    POGO PRODUCING COMPANY                                                                                   213,765
         14,660    PRIDE INTERNATIONAL INCORPORATED+                                                                        422,208
            550    PROSAFE ASA                                                                                                7,802
         76,500    PTT EXPLORATION & PRODUCTION PCL                                                                         220,338
         79,100    PTT PCL                                                                                                  483,550
          4,383    QUICKSILVER RESOURCES INCORPORATED+<<                                                                    169,052
         11,848    RANGE RESOURCES CORPORATION                                                                              378,307

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (CONTINUED)
          7,590    REPSOL YPF SA                                                                                    $       241,362
          9,393    ROWAN COMPANIES INCORPORATED                                                                             287,708
          1,426    SAIPEM SPA                                                                                                38,516
         13,185    SANTOS LIMITED                                                                                            97,236
         25,900    SCHLUMBERGER LIMITED                                                                                   1,626,520
          4,922    SEACOR HOLDINGS INCORPORATED+                                                                            476,450
          1,700    SHOWA SHELL SEKIYU KK                                                                                     19,655
          4,233    SNAM RETE GAS SPA                                                                                         25,334
         14,856    SOUTHWESTERN ENERGY COMPANY+                                                                             579,384
         12,639    ST MARY LAND & EXPLORATION COMPANY<<                                                                     455,130
          6,375    STONE ENERGY CORPORATION+                                                                                195,713
         18,184    SUPERIOR ENERGY SERVICES INCORPORATED+<<                                                                 557,340
          8,100    TALISMAN ENERGY INCORPORATED                                                                             139,686
            592    TECHNIP SA                                                                                                39,806
         16,609    TETRA TECHNOLOGIES INCORPORATED+                                                                         369,218
         13,366    TODCO+                                                                                                   455,513
          5,000    TONENGENERAL SEKIYU KK                                                                                    54,894
         19,485    TOTAL SA                                                                                               1,315,571
          6,630    TRANSOCEAN INCORPORATED+                                                                                 508,388
          2,823    TULLOW OIL PLC                                                                                            20,363
         10,663    UNIT CORPORATION+                                                                                        521,954
          6,691    W-H ENERGY SERVICES INCORPORATED+                                                                        281,022
          7,066    WEATHERFORD INTERNATIONAL LIMITED+                                                                       283,700
            700    WESTERN OIL SANDS INCORPORATED+                                                                           19,122
          7,116    WOODSIDE PETROLEUM LIMITED                                                                               208,905
          8,051    XTO ENERGY INCORPORATED                                                                                  415,915

                                                                                                                         30,535,580
                                                                                                                    ---------------

OIL FIELD SERVICES - 0.00%
            167    FUGRO NV                                                                                                   7,817
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.58%
          8,892    BEMIS COMPANY INCORPORATED                                                                               294,592
         13,624    BOWATER INCORPORATED                                                                                     329,428
          3,759    COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                                          121,269
         19,419    FRASER PAPERS INCORPORATED+                                                                               98,622
          6,300    INTERNATIONAL PAPER COMPANY                                                                              226,863
          6,716    KIMBERLY-CLARK CORPORATION                                                                               457,427
         16,058    MEADWESTVACO CORPORATION                                                                                 488,966
          3,464    NEENAH PAPER INCORPORATED                                                                                128,514
          9,000    NINE DRAGONS PAPER HOLDINGS LIMITED                                                                       18,661
             11    NIPPON PAPER GROUP INCORPORATED                                                                           42,361
            500    NORSKE SKOGINDUSTRIER ASA                                                                                  8,744
          6,254    OFFICEMAX INCORPORATED                                                                                   324,583
         14,000    OJI PAPER COMPANY LIMITED                                                                                 78,389
          6,913    PACKAGING CORPORATION OF AMERICA                                                                         169,369
         11,316    PACTIV CORPORATION+                                                                                      364,375
          9,927    POTLATCH CORPORATION                                                                                     448,700
          8,799    SAPPI LIMITED                                                                                            124,744
          8,430    SONOCO PRODUCTS COMPANY                                                                                  312,079
          3,200    STORA ENSO OYJ                                                                                            52,807
          3,900    SUZANO BAHIA SUL PAPER E CELULLOSE SA                                                                     39,910
          1,100    SVENSKA CELLULOSA AB                                                                                      57,092
          9,129    TEMPLE-INLAND INCORPORATED                                                                               545,914
          3,700    UPM-KYMMENE OYJ                                                                                           96,459

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PAPER & ALLIED PRODUCTS (CONTINUED)
          2,800    VOTORANTIM CELULOSE E PAPEL SA                                                                   $        50,824
         11,636    WAUSAU PAPER CORPORATION                                                                                 168,373

                                                                                                                          5,049,065
                                                                                                                    ---------------

PERSONAL SERVICES - 0.24%
         26,511    H & R BLOCK INCORPORATED<<                                                                               577,410
         10,536    REGIS CORPORATION                                                                                        443,355
         76,743    SERVICE CORPORATION INTERNATIONAL                                                                        900,195
          3,238    WEIGHT WATCHERS INTERNATIONAL INCORPORATED<<                                                             152,996
          2,024    WORLEYPARSONS LIMITED                                                                                     43,695

                                                                                                                          2,117,651
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.00%
          5,130    ASHLAND INCORPORATED                                                                                     336,425
          1,392    CALTEX AUSTRALIA LIMITED                                                                                  24,491
         32,966    CHEVRON CORPORATION                                                                                    2,261,797
         32,000    CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                                        44,316
        340,000    CNOOC LIMITED                                                                                            274,158
         23,109    CONOCOPHILLIPS                                                                                         1,511,791
          2,629    ENI SPA                                                                                                   80,541
         88,322    EXXON MOBIL CORPORATION                                                                                6,330,921
        155,000    FORMOSA PETROCHEMICAL CORPORATION                                                                        323,171
          3,951    HESS CORPORATION                                                                                         209,601
         10,711    HOLLY CORPORATION                                                                                        594,139
          1,800    IMPERIAL OIL LIMITED                                                                                      64,253
             14    INPEX HOLDINGS INCORPORATED+                                                                             117,287
          5,113    MARATHON OIL CORPORATION                                                                                 463,954
         22,900    PETRONAS DAGANGAN BHD                                                                                     37,262
         20,659    POLISH OIL AND GAS+                                                                                       26,802
         11,294    POLSKI KONCERN NAFTOWY ORLEN SA                                                                          167,371
          4,745    ROYAL DUTCH SHELL COUPON+(A)                                                                                   0
         12,611    ROYAL DUTCH SHELL PLC ADR CLASS A                                                                        819,841
          6,607    ROYAL DUTCH SHELL PLC CLASS A                                                                            215,174
         23,543    ROYAL DUTCH SHELL PLC CLASS B                                                                            761,600
          3,058    S-OIL CORPORATION                                                                                        220,818
            608    SBM OFFSHORE NV+                                                                                          21,636
          1,032    SEADRILL LIMITED+                                                                                         15,953
          1,000    SHELL CANADA LIMITED+                                                                                     38,150
          5,600    SHELL REFINING COMPANY FEDERATION OF MALAYA BHD+                                                          16,306
          4,502    SK CORPORATION                                                                                           382,457
          4,400    STATOIL ASA                                                                                              112,282
          3,900    SUNCOR ENERGY INCORPORATED                                                                               276,561
          1,618    SUNOCO INCORPORATED                                                                                      104,393
          5,772    TESORO CORPORATION                                                                                       526,060
         85,700    THAI OIL PCL                                                                                             141,049
          7,000    TOHO GAS COMPANY LIMITED                                                                                  33,933
          8,851    VALERO ENERGY CORPORATION                                                                                510,260
          3,837    WD-40 COMPANY                                                                                            122,400
          6,317    WORLD FUEL SERVICES CORPORATION<<                                                                        284,897

                                                                                                                         17,472,050
                                                                                                                    ---------------

PHARMACEUTICALS - 0.02%
         12,709    SAVIENT PHARMACEUTICALS INCORPORATED+                                                                    172,080
                                                                                                                    ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.01%
          3,600    TRANSCANADA CORPORATION                                                                                  114,808
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRIMARY METAL INDUSTRIES - 1.89%
          4,000    ACESITA SA                                                                                      $        123,744
         14,000    AICHI STEEL CORPORATION                                                                                   92,577
          2,400    ALCAN INCORPORATED                                                                                       124,802
         12,665    ALCOA INCORPORATED                                                                                       423,138
          7,949    ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                    814,375
        142,000    ALUMINUM CORPORATION OF CHINA LIMITED                                                                    135,948
        110,000    ANGANG NEW STEEL COMPANY LIMITED                                                                         173,173
         15,347    ARCELOR BRASIL SA                                                                                        351,016
          1,700    ASAHI PRETEC CORPORATION                                                                                  39,697
          2,075    CAP SA                                                                                                    31,547
          5,807    CARPENTER TECHNOLOGY CORPORATION                                                                         688,420
          9,882    CHAPARRAL STEEL COMPANY                                                                                  492,420
        336,000    CHINA ORIENTAL GROUP COMPANY LIMITED                                                                     117,834
        350,000    CHINA STEEL CORPORATION                                                                                  387,709
        276,000    CHONGQING IRON & STEEL COMPANY LIMITED                                                                   102,091
          2,600    CHUBU STEEL PLATE COMPANY LIMITED                                                                         35,901
         53,000    CHUNG HUNG STEEL CORPORATION                                                                              29,275
          9,513    CIA SIDERURGICA NACIONAL SA                                                                              332,428
         10,135    CURTISS-WRIGHT CORPORATION                                                                               354,522
          2,370    DONGKUK STEEL MILL COMPANY LIMITED+                                                                       58,136
         23,000    FENG HSIN IRON & STEEL COMPANY                                                                            31,411
         11,806    GENERAL CABLE CORPORATION+<<                                                                             589,710
          8,551    GERDAU SA                                                                                                146,422
          2,000    GODO STEEL LIMITED                                                                                        11,435
          2,000    HITACHI METALS LIMITED                                                                                    23,664
          4,458    HUBBELL INCORPORATED CLASS B                                                                             215,321
         56,000    HUNAN NON-FERROUS METAL CORPORATION LIMITED+                                                              37,630
          1,820    HYUNDAI STEEL COMPANY                                                                                     64,165
            200    IPSCO INCORPORATED+                                                                                       21,768
         10,700    JFE HOLDINGS INCORPORATED                                                                                658,753
          2,375    KAISER ALUMINUM CORPORATION+                                                                             160,740
          5,773    KUBOTA CORPORATION                                                                                       287,149
          1,880    KUMBA RESOURCES LIMITED                                                                                   15,284
         24,000    KURIMOTO LIMITED                                                                                          68,508
          6,826    LONE STAR TECHNOLOGIES INCORPORATED+                                                                     324,440
        248,000    MAANSHAN IRON & STEEL COMPANY LIMITED                                                                    159,980
          1,700    MARUICHI STEEL TUBE LIMITED                                                                               53,982
          7,181    MATTHEWS INTERNATIONAL CORPORATION                                                                       287,312
          5,582    METALURGICA GERDAU SA                                                                                    117,931
         65,000    MIDAS HOLDINGS LIMITED                                                                                    57,812
      2,283,900    MILLENNIUM STEEL PCL+                                                                                     76,522
         10,000    MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                            52,192
          1,329    MITTAL STEEL COMPANY NV                                                                                   67,377
          7,070    MITTAL STEEL COMPANY NV ADR                                                                              358,431
          7,292    MITTAL STEEL SOUTH AFRICA LIMITED                                                                        109,370
          8,979    MUELLER INDUSTRIES INCORPORATED                                                                          267,574
         14,000    NAKAYAMA STEEL WORKS LIMITED                                                                              58,880
      5,418,300    NAKORNTHAI STRIP MILL PCL+                                                                                50,958
         19,000    NIPPON METAL INDUSTRY COMPANY LIMITED                                                                     94,350
        121,000    NIPPON STEEL CORPORATION                                                                                 822,608
         15,000    NSK LIMITED                                                                                              130,732
          3,974    NUCOR CORPORATION                                                                                        241,897
          8,506    ONESTEEL LIMITED                                                                                          33,643
            270    POLIMEX MOSTOSTAL SA+                                                                                     16,737
          3,346    POSCO                                                                                                  1,254,261
         11,617    PRECISION CASTPARTS CORPORATION                                                                        1,056,798

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRIMARY METAL INDUSTRIES (CONTINUED)
          3,252    RAUTARUUKKI OYJ                                                                                 $        148,902
          5,291    RTI INTERNATIONAL METALS INCORPORATED+                                                                   456,507
          9,000    SANYO SPECIAL STEEL COMPANY LIMITED+                                                                      69,622
         12,300    SHANGHAI ZHENHUA PORT MACHINERY COMPANY CLASS B                                                           18,708
         11,357    SMORGON STEEL GROUP LIMITED                                                                               17,091
          7,951    STEEL DYNAMICS INCORPORATED                                                                              300,071
          3,019    TENARIS SA                                                                                                68,637
          5,347    TEXAS INDUSTRIES INCORPORATED                                                                            423,536
          3,156    THYSSENKRUPP AG                                                                                          154,739
          4,000    TOPY INDUSTRIES LIMITED                                                                                   17,127
          6,667    TREDEGAR CORPORATION                                                                                     148,741
         21,000    TUNG HO STEEL ENTERPRISE CORPORATION+                                                                     22,944
         10,644    UNITED STATES STEEL CORPORATION                                                                          943,271
          2,709    USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                   140,400
         17,560    WORTHINGTON INDUSTRIES<<                                                                                 349,795
          5,300    YAMATO KOGYO COMPANY LIMITED                                                                             167,849
         29,000    YODOGAWA STEEL WORKS LIMITED                                                                             192,256

                                                                                                                         16,574,696
                                                                                                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.92%
         13,599    AMERICAN GREETINGS CORPORATION CLASS A                                                                   318,489
          9,012    BELO CORPORATION CLASS A                                                                                 167,984
          7,259    BOWNE & COMPANY INCORPORATED                                                                             112,732
          3,487    CAPITA GROUP PLC                                                                                          44,313
          9,741    CBS CORPORATION CLASS B                                                                                  295,639
         11,000    DAI NIPPON PRINTING COMPANY LIMITED                                                                      166,287
          4,200    DOW JONES & COMPANY INCORPORATED<<                                                                       151,452
            935    EMAP PLC                                                                                                  13,268
          7,381    EW SCRIPPS COMPANY CLASS A                                                                               334,728
          3,318    GANNETT COMPANY INCORPORATED                                                                             203,261
          2,909    HAYS PLC                                                                                                   8,456
            170    HEIDELBERGER DRUCKMASCHINEN AG                                                                             7,289
          1,756    IDEARC INCORPORATED                                                                                       59,704
          9,404    JOHN WILEY & SONS INCORPORATED                                                                           362,148
          4,000    KOMORI CORPORATION                                                                                        86,479
          9,519    LEE ENTERPRISES INCORPORATED                                                                             303,275
          7,914    MCGRAW-HILL COMPANIES INCORPORATED                                                                       511,324
          8,829    MEREDITH CORPORATION                                                                                     516,232
         15,413    NASPERS LIMITED                                                                                          365,606
         12,168    NEW YORK TIMES COMPANY CLASS A<<                                                                         300,915
          4,844    PEARSON PLC                                                                                               75,163
          6,031    PUBLISHING & BROADCASTING LIMITED                                                                         91,377
            276    RANDSTAD HOLDINGS NV                                                                                      19,340
         24,759    READER'S DIGEST ASSOCIATION INCORPORATED                                                                 420,160
          8,983    REED ELSEVIER PLC                                                                                        104,716
          6,317    RH DONNELLEY CORPORATION+                                                                                451,981
         19,329    RR DONNELLEY & SONS COMPANY                                                                              699,323
          8,253    SCHOLASTIC CORPORATION+                                                                                  287,122
          2,062    SERCO GROUP PLC                                                                                           17,284
          3,861    SEVEN NETWORK LIMITED                                                                                     35,318
         22,000    SINGAPORE PRESS HOLDINGS LIMITED                                                                          63,305
         10,716    SUN-TIMES MEDIA GROUP INCORPORATED CLASS A                                                                42,757
          1,000    THOMSON CORPORATION                                                                                       40,313
         10,000    TOPPAN PRINTING COMPANY LIMITED                                                                          101,089
          2,000    TRIBUNE COMPANY                                                                                           60,060
         11,575    VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                  192,608

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUED)
            743    VEDIOR NV                                                                                       $         16,214
         13,865    VIACOM INCORPORATED CLASS B+<<                                                                           541,290
            525    WASHINGTON POST COMPANY CLASS B                                                                          402,150
          3,258    WEST AUSTRALIAN NEWSPAPERS HOLDINGS LIMITED                                                               37,221
          1,749    WOLTERS KLUWER NV                                                                                         52,933
            700    YELLOW PAGES INCOME FUND                                                                                   8,068

                                                                                                                          8,089,373
                                                                                                                   ----------------
RAILROAD TRANSPORTATION - 0.39%
         78,069    ALL AMERICA LATINA LOGISTICA+                                                                            168,619
          4,500    CANADIAN NATIONAL RAILWAY COMPANY                                                                        196,606
            900    CANADIAN PACIFIC RAILWAY LIMITED+                                                                         48,055
             38    CENTRAL JAPAN RAILWAY COMPANY                                                                            455,705
             73    EAST JAPAN RAILWAY COMPANY                                                                               559,784
        170,000    GUANGSHEN RAILWAY COMPANY LIMITED                                                                        106,835
         26,000    HANKYU HOLDINGS INCORPORATED                                                                             174,124
         19,431    KANSAS CITY SOUTHERN+<<                                                                                  622,569
          7,000    KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                                   31,450
          6,000    KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                           49,202
          7,000    KEIO CORPORATION                                                                                          49,303
          2,000    KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                   13,732
         27,000    KINTETSU CORPORATION                                                                                      88,928
         20,151    MTR CORPORATION LIMITED                                                                                   53,260
          9,000    NAGOYA RAILROAD COMPANY LIMITED                                                                           30,099
          7,000    ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                   52,436
         16,000    TOBU RAILWAY COMPANY LIMITED                                                                              82,831
          3,855    UNION PACIFIC CORPORATION                                                                                380,219
         85,000    WAN HAI LINES LIMITED                                                                                     55,850
             39    WEST JAPAN RAILWAY COMPANY                                                                               184,444

                                                                                                                          3,404,051
                                                                                                                   ----------------
REAL ESTATE - 1.01%
         18,546    ALLAN GRAY PROPERTY TRUST+                                                                                16,417
         10,992    AMFIRST REAL ESTATE INVESTMENT TRUST+                                                                      2,824
      1,127,500    ASIAN PAC HOLDINGS BHD+                                                                                   90,123
            200    ATRIUM COMPANY LIMITED                                                                                     6,047
        102,100    BANDAR RAYA DEVELOPMENTS BHD                                                                              48,092
          6,185    BRITISH LAND COMPANY PLC                                                                                 182,101
         78,802    BUNNINGS WAREHOUSE PROPERTY TRUST                                                                        132,868
         25,000    CAPITALAND LIMITED                                                                                       114,446
         55,000    CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED+                                                           37,223
         16,930    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                           564,108
         13,513    CENTRO PROPERTIES GROUP                                                                                  104,659
         47,452    CFS RETAIL PROPERTY TRUST                                                                                 89,730
          5,198    CHARTER HALL GROUP+                                                                                       11,549
         25,000    CHEUNG KONG HOLDINGS LIMITED                                                                             306,380
         48,000    CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                                  48,412
          8,800    CHINA VANKE COMPANY LIMITED CLASS B                                                                       14,642
          6,000    CITY DEVELOPMENTS LIMITED+                                                                                52,972
        114,317    COMMONWEALTH PROPERTY OFFICE FUND                                                                        124,297
          7,236    CYRELA BRAZIL REALTY SA                                                                                   67,224
          2,300    DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                 111,494
         43,834    DB RREEF TRUST                                                                                            60,267
            461    ECHO INVESTMENT+                                                                                          15,553
          5,365    FOREST CITY ENTERPRISES INCORPORATED                                                                     331,450
          1,737    GAFISA SA+                                                                                                25,295

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
REAL ESTATE (CONTINUED)
            310    GOLDCREST COMPANY LIMITED                                                                       $         17,881
        273,900    GOLDEN LAND PROPERTY PCL+                                                                                 49,910
         30,616    GPT GROUP                                                                                                121,818
         10,000    GREAT EAGLE HOLDINGS LIMITED                                                                              35,006
         27,300    GUANGZHOU R&F PROPERTIES+                                                                                 49,967
          1,616    HAMMERSON PLC                                                                                             48,785
          9,000    HANG LUNG GROUP LIMITED                                                                                   29,489
         33,000    HANG LUNG PROPERTIES LIMITED                                                                              87,220
          7,000    HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                                39,690
         17,000    HONGKONG LAND HOLDINGS LIMITED+                                                                           73,780
         30,000    HOPEWELL HOLDINGS                                                                                        115,385
         56,200    IGB CORPORATION BHD                                                                                       35,295
          1,180    IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                           17,489
          2,534    IMMOFINANZ IMMOBILIEN ANLAGEN AG+                                                                         38,530
         16,209    ING INDUSTRIAL FUND                                                                                       30,395
         24,988    ING OFFICE FUND                                                                                           30,910
         90,407    INVESTA PROPERTY GROUP                                                                                   168,819
            376    IVG IMMOBILIEN AG                                                                                         16,778
            300    JOINT CORPORATION                                                                                         12,060
          3,293    JONES LANG LASALLE INCORPORATED                                                                          348,564
          6,000    KEPPEL LAND LIMITED                                                                                       33,353
          3,500    KERRY PROPERTIES LIMITED                                                                                  17,381
            100    KLEPIERRE                                                                                                 19,718
          3,185    LAND SECURITIES GROUP PLC                                                                                128,744
          4,792    LEND LEASE CORPORATION LIMITED                                                                            68,150
          1,800    LEOPALACE21 CORPORATION                                                                                   57,005
          1,574    LIBERTY INTERNATIONAL PLC                                                                                 37,470
        119,205    MACQUAIRE OFFICE TRUST                                                                                   150,274
         30,785    MACQUARIE COUNTRYWIDE TRUST                                                                               51,664
         22,158    MACQUARIE GOODMAN GROUP                                                                                  125,001
         12,827    MACQUARIE PROLOGIS TRUST                                                                                  13,694
          1,274    MEINL EUROPEAN LAND LIMITED+                                                                              34,478
          5,282    MERITAGE CORPORATION+<<                                                                                  204,678
             55    METROVACESA SA                                                                                             6,372
         24,000    MIDLAND HOLDINGS LIMITED                                                                                  14,560
         42,023    MIRVAC GROUP                                                                                             187,402
         24,000    MITSUBISHI ESTATE COMPANY LIMITED                                                                        747,910
         15,000    MITSUI FUDOSAN COMPANY LIMITED                                                                           414,239
         60,000    NEO-CHINA GROUP HOLDINGS LIMTIED                                                                           7,603
         13,077    NEW CENTURY FINANCIAL CORPORATION<<                                                                      200,078
             40    NTT URBAN DEVELOPMENT CORPORATION+                                                                        90,533
            134    PSP SWISS PROPERTY AG                                                                                      7,625
         22,249    PUTRAJAYA PERDANA BHD+                                                                                    11,623
            661    SACYR VALLEHERMOSO SA                                                                                     35,951
         17,000    SHIMAO PROPERTY HOLDING LIMITED+                                                                          27,285
          4,000    SHUN TAK HOLDINGS LIMITED                                                                                  5,929
         20,000    SINO LAND COMPANY                                                                                         45,975
          2,500    SLOUGH ESTATES PLC                                                                                        36,508
         91,000    SM PRIME HOLDINGS INCORPORATED                                                                            20,625
         15,300    SP SETIA BHD                                                                                              27,953
         22,791    STEWART ENTERPRISES INCORPORATED                                                                         180,277
         34,919    STOCKLAND                                                                                                237,434
             40    SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                                 3,385
          8,000    SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                            318,892
          6,000    SUN HUNG KAI PROPERTIES LIMITED                                                                           70,997
            200    SURUGA CORPORATION                                                                                        14,847

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
REAL ESTATE (CONTINUED)
          7,394    SYCOM PROPERTY FUND                                                                             $         20,832
        494,133    THE ERAWAN GROUP PCL                                                                                      53,153
          6,765    THE ST JOE COMPANY<<                                                                                     376,405
          8,000    TOKYU LAND CORPORATION                                                                                    95,195
          4,500    TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED+                                                             24,626
            306    UNIBAIL                                                                                                   88,496
          4,800    URBAN CORPORATION                                                                                         78,237
         30,183    WESTFIELD GROUP                                                                                          517,239
         17,000    WHEELOCK AND COMPANY+                                                                                     35,902
          7,000    WING TAI HOLDINGS LIMITED                                                                                 12,726
              2    ZEPHYR COMPANY LIMITED                                                                                     4,966

                                                                                                                          8,889,334
                                                                                                                   ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.56%
         31,355    AMERICAN FINANCIAL REALTY TRUST                                                                          348,041
         23,556    BRANDYWINE REALTY TRUST<<                                                                                839,771
            341    CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                      8,251
         18,019    CAPITAMALL TRUST                                                                                          41,244
            291    CORIO NV                                                                                                  27,053
          4,703    FEDERAL REALTY INVESTMENT TRUST                                                                          425,574
         18,451    HEALTH CARE REIT INCORPORATED<<                                                                          826,789
         12,611    HEALTHCARE REALTY TRUST INCORPORATED                                                                     488,550
              9    JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                 37,015
              5    JAPAN REAL ESTATE INVESTMENT CORPORATION+                                                                 61,228
              4    JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                  37,159
          5,000    K-REIT ASIA                                                                                               10,594
         16,541    LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                   339,918
        125,000    MACQUARIE MEAG PRIME REIT                                                                                 93,192
          8,869    NEW PLAN EXCEL REALTY TRUST                                                                              296,136
              9    NIPPON BUILDING FUND INCORPORATED+                                                                       130,732
              2    NOMURA REAL ESTATE OFFICE FUND                                                                            23,647
          8,983    PENNSYLVANIA REIT                                                                                        387,706
            609    RODAMCO EUROPE NV                                                                                         83,928
         18,500    THE LINK REIT                                                                                             43,237
         11,410    UNITED DOMINION REALTY TRUST INCORPORATED                                                                372,537
             59    WERELDHAVE NV                                                                                              7,848

                                                                                                                          4,930,150
                                                                                                                   ----------------
RECREATION - 0.00%
             27    NET SERVICOS DE COMUNICACAO SA+                                                                              344
                                                                                                                   ----------------
RETAIL DEPARTMENT STORES - 0.08%
          3,200    EDION CORPORATION                                                                                         46,023
         10,578    MEN'S WEARHOUSE INCORPORATED<<                                                                           468,394
         14,500    PARKSON RETAIL GROUP LIMITED                                                                              87,598
        188,400    ROBINSON DEPARTMENT STORE PCL+                                                                            54,540

                                                                                                                            656,555
                                                                                                                   ----------------
RETAIL, TRADE & SERVICES - 0.02%
          8,472    STRIDE RITE CORPORATION                                                                                  136,823
                                                                                                                   ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.43%
          5,833    A SCHULMAN INCORPORATED                                                                                  123,018
         12,354    AMCOR LIMITED                                                                                             70,959
         21,000    BANDO CHEMICAL INDUSTRIES LIMITED                                                                        108,361
          7,323    BRIDGESTONE CORPORATION<<                                                                                307,790
         36,000    CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED+                                                               35,181
          2,647    COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                  275,398

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (CONTINUED)
          1,264    CONTINENTAL AG                                                                                  $        157,753
         15,867    COOPER TIRE & RUBBER COMPANY<<                                                                           233,880
         40,642    GOODYEAR TIRE & RUBBER COMPANY+                                                                        1,000,606
          4,510    HANKOOK TIRE COMPANY LIMITED                                                                              73,754
         14,766    JARDEN CORPORATION+<<                                                                                    540,879
          6,815    SEALED AIR CORPORATION                                                                                   439,159
         14,842    TUPPERWARE BRANDS CORPORATION<<                                                                          347,451
         15,000    YOKOHAMA RUBBER COMPANY LIMITED                                                                           92,855

                                                                                                                          3,807,044
                                                                                                                   ----------------
SCHOOLS - 0.01%
          8,585    ABC LEARNING CENTRES LIMITED                                                                              46,266
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.97%
          6,804    AG EDWARDS INCORPORATED                                                                                  436,885
         10,830    ALEXANDER FORBES LIMITED                                                                                  24,641
          4,333    ALLCO FINANCE GROUP LIMITED                                                                               35,676
          3,187    AMERIPRISE FINANCIAL INCORPORATED                                                                        186,312
          3,710    BABCOCK & BROWN LIMITED                                                                                   74,831
          1,608    BEAR STEARNS COMPANIES INCORPORATED                                                                      244,802
          1,211    BLACKROCK INCORPORATED NEW YORK SHARES                                                                   192,597
         10,100    BURSA MALAYSIA BHD                                                                                        30,851
         58,000    CAPITAL SECURITIES CORPORATION+                                                                           27,108
         23,390    CHARLES SCHWAB CORPORATION                                                                               432,247
            703    CHICAGO MERCANTILE EXCHANGE                                                                              379,008
          9,953    CREDIT SUISSE GROUP                                                                                      689,245
          4,830    DAEWOO SECURITIES COMPANY LIMITED                                                                         89,245
          1,910    DAISHIN SECURITIES COMPANY LIMITED                                                                        43,912
            727    DEUTSCHE BOERSE AG                                                                                       145,619
         36,687    E*TRADE FINANCIAL CORPORATION+                                                                           847,103
         10,813    EATON VANCE CORPORATION                                                                                  375,103
        251,263    ECM LIBRA AVENUE BHD                                                                                      64,197
          8,384    FEDERATED INVESTORS INCORPORATED CLASS B                                                                 299,896
          3,640    FRANKLIN RESOURCES INCORPORATED                                                                          427,300
         36,816    FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A                                                      249,612
         64,000    FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                  31,077
          5,543    GOLDMAN SACHS GROUP INCORPORATED                                                                       1,117,469
         79,032    GRUPO FINANCIERO BANORTE SA DE CV                                                                        306,523
        110,509    GRUPO FINANCIERO INBURSA SA DE CV                                                                        199,950
          1,000    GUOCO GROUP LIMITED                                                                                       13,490
          2,330    HYUNDAI SECURITIES COMPANY                                                                                32,042
            600    IGM FINANCIAL INCORPORATED+                                                                               25,983
          6,331    INVESTEC LIMITED+                                                                                         74,869
          9,944    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                407,008
         86,600    KIM ENG SECURITIES THAILAND PCL                                                                           41,232
          4,103    KINNEVIK INVESTMENT AB                                                                                    71,131
         26,818    KNIGHT CAPITAL GROUP INCORPORATED+                                                                       423,993
         13,867    LABRANCHE & COMPANY INCORPORATED+<<                                                                      120,227
         11,473    LAZARD LIMITED                                                                                           590,745
          2,873    LEGG MASON INCORPORATED                                                                                  295,172
          7,977    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    584,714
         13,242    MERRILL LYNCH & COMPANY INCORPORATED                                                                   1,108,091
            684    MIRAE ASSET SECURITIES COMPANY LIMITED+                                                                   49,392
          3,000    MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                 35,850
         14,452    MORGAN STANLEY                                                                                         1,082,744
          8,348    NASDAQ STOCK MARKET INCORPORATED+                                                                        249,856
          4,600    NOMURA HOLDINGS INCORPORATED                                                                             100,034

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (CONTINUED)
         30,500    NOMURA HOLDINGS INCORPORATED ADR                                                                 $       657,580
          7,150    NUVEEN INVESTMENTS CLASS A                                                                               348,134
          1,220    NYSE GROUP INCORPORATED+<<                                                                               103,578
             12    PACIFIC MANAGEMENT CORPORATION                                                                            25,538
         78,000    POLARIS SECURITIES COMPANY LIMITED                                                                        36,929
         47,000    PRESIDENT SECURITIES CORPORATION                                                                          26,388
              2    RISA PARTNERS INCORPORATED                                                                                10,962
          2,470    SAMSUNG SECURITIES COMPANY LIMITED                                                                       137,703
          6,479    SEI INVESTMENTS COMPANY                                                                                  391,656
          5,000    SHINKO SECURITIES COMPANY LIMITED                                                                         26,560
         22,900    SUMITOMO CORPORATION                                                                                     411,933
          6,192    SWS GROUP INCORPORATED                                                                                   163,221
         22,736    T. ROWE PRICE GROUP INCORPORATED                                                                       1,058,588
        411,900    TA ENTERPRISES BHD                                                                                       198,719
          5,425    TD AMERITRADE HOLDING CORPORATION+                                                                        86,800
          4,400    TONG YANG INVESTMENT BANK+                                                                                48,593
            200    TSX GROUP INCORPORATED                                                                                     8,353
         16,416    UBS AG                                                                                                   973,134
          7,217    WADDELL & REED FINANCIAL INCORPORATED                                                                    175,950
          5,530    WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                            123,320

                                                                                                                         17,271,421
                                                                                                                    ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 0.04%
          5,852    ASML HOLDING NV+                                                                                         144,120
          5,427    CABOT MICROELECTRONICS CORPORATION+<<                                                                    177,626

                                                                                                                            321,746
                                                                                                                    ---------------
SEMICONDUCTORS - 0.28%
        105,000    SILICONWARE PRECISION INDUSTRIES COMPANY                                                                 190,880
        829,000    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                     1,743,542
        790,000    UNITED MICROELECTRONICS CORPORATION+                                                                     484,310

                                                                                                                          2,418,732
                                                                                                                    ---------------
SOCIAL SERVICES - 0.04%
          8,824    ABB LIMITED ADR+                                                                                         147,714
          1,398    ABERTIS INFRAESTRUCTURAS SA                                                                               39,887
          1,616    AUTOSTRADE SPA                                                                                            48,758
          1,267    BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                        16,448
         12,140    GROUP 4 SECURICOR PLC                                                                                     44,053
         12,614    TRANSURBAN GROUP                                                                                          75,036

                                                                                                                            371,896
                                                                                                                    ---------------
STEEL PRODUCERS, PRODUCTS - 0.06%
      3,236,500    G STEEL PCL                                                                                               88,463
        255,599    MELEWAR INDUSTRIAL GROUP BHD                                                                              75,155
        279,700    ORNASTEEL HOLDINGS BHD                                                                                    96,613
          1,009    SALZGITTER AG                                                                                            124,673
      3,799,300    THAINOX STAINLESS PCL                                                                                    139,578

                                                                                                                            524,482
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.62%
         73,000    ASIA CEMENT CORPORATION                                                                                   74,551
          6,133    BORAL LIMITED                                                                                             40,590
        298,266    CEMEX SAB DE CV                                                                                        1,016,020
         15,800    CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                             33,994
          4,000    CHOFU SEISAKUSHO COMPANY LIMITED                                                                          89,182
          5,200    CLEANUP CORPORATION                                                                                       48,834

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS (CONTINUED)
          2,738    COMPAGNIE DE SAINT-GOBAIN                                                                        $       255,082
         10,191    CONSOL LIMITED                                                                                            26,852
         35,076    CORNING INCORPORATED                                                                                     723,618
         36,708    CORP MOCTEZUMA SA DE CV+                                                                                  98,640
          4,661    CRH PLC                                                                                                  194,604
        101,100    DYNASTY CERAMIC PCL                                                                                       39,816
         11,120    EAGLE MATERIALS INCORPORATED                                                                             515,078
         49,000    GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED+                                                       28,850
         13,617    GRUPO CEMENTOS DE CHIHUAHUA SA DE CV                                                                      64,644
          4,816    HANSON PLC                                                                                                76,951
          1,174    HANSON PLC ADR                                                                                            94,155
             86    IMERYS SA                                                                                                  7,673
          4,766    JAMES HARDIE INDUSTRIES NV                                                                                35,749
        165,840    KIAN JOO CAN FACTORY BHD                                                                                  56,337
          1,160    LAFARGE SA                                                                                               173,541
          2,000    NIHON YAMAMURA GLASS COMPANY LIMITED                                                                       5,929
         12,036    OWENS-ILLINOIS INCORPORATED+                                                                             285,975
            394    PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                  22,936
         17,662    REXAM PLC                                                                                                174,840
         14,162    RINKER GROUP LIMITED                                                                                     208,435
         44,300    SIAM CEMENT PCL                                                                                          302,060
              6    SIKA AG                                                                                                   10,067
         10,000    TAIHEIYO CEMENT CORPORATION                                                                               43,915
        100,000    TAIWAN CEMENT CORPPORATION                                                                                83,915
         68,000    TAIWAN GLASS INDUSTRIAL CORPORATION                                                                       56,443
            170    TITAN CEMENT COMPANY SA                                                                                    9,723
          3,500    TOYO SEIKAN KAISHA LIMITED                                                                                68,280
        105,500    UNITED TRACTORS TBK PT                                                                                    80,296
          6,875    USG CORPORATION+<<                                                                                       372,556
        331,800    VANACHAI GROUP PCL                                                                                        44,858

                                                                                                                          5,464,989
                                                                                                                    ---------------
TELECOMMUNICATIONS - 0.03%
          3,084    FIRST QUANTUM MINERALS LIMITED<<                                                                         179,180
         58,000    HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                      121,003

                                                                                                                            300,183
                                                                                                                    ---------------
TEXTILE MILL PRODUCTS - 0.11%
        137,000    FAR EASTERN TEXTILE COMPANY LIMITED                                                                      117,666
         43,000    FORMOSA TAFFETA COMPANY LIMITED+                                                                          33,930
            200    GILDAN ACTIVEWEAR INCORPORATED+                                                                           10,356
         13,000    KABLIN SA                                                                                                 31,450
          5,000    KURARAY COMPANY LIMITED                                                                                   54,641
          7,000    MITSUBISHI RAYON COMPANY LIMITED                                                                          46,170
          1,000    NISSHINBO INDUSTRIES INCORPORATED                                                                         13,175
         13,000    TEIJIN LIMITED                                                                                            70,703
         22,000    TORAY INDUSTRIES INCORPORATED                                                                            158,855
          6,000    TOYOBO COMPANY LIMITED                                                                                    19,204
         14,361    WOLVERINE WORLD WIDE INCORPORATED                                                                        398,518

                                                                                                                            954,668
                                                                                                                    ---------------
TOBACCO PRODUCTS - 0.65%
          1,825    ALTADIS SA                                                                                                92,595
         31,054    ALTRIA GROUP INCORPORATED                                                                              2,617,231
          4,500    BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                     57,165
         13,015    BRITISH AMERICAN TOBACCO PLC                                                                             395,974
          4,674    GALLAHER GROUP PLC                                                                                       103,463

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TOBACCO PRODUCTS (CONTINUED)
          6,305    IMPERIAL TOBACCO GROUP PLC                                                                       $       262,538
             82    JAPAN TOBACCO INCORPORATED                                                                               374,647
         57,000    PT GUDANG GARAM TBK                                                                                       67,727
          2,493    REYNOLDS AMERICAN INCORPORATED<<                                                                         152,198
          1,800    SOUZA CRUZ SA                                                                                             32,681
          1,500    SWEDISH MATCH AB                                                                                          25,951
        394,000    TELEKOMUNIKASI INDONESIA TBK PT                                                                          384,011
          6,252    UNIVERSAL CORPORATION                                                                                    329,293
         14,464    UST INCORPORATED                                                                                         839,780

                                                                                                                          5,735,254
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.52%
            200    ACE AVIATION HOLDINGS INCORPORATED+                                                                        6,190
         79,900    AIR CHINA HONG KONG                                                                                       59,825
          1,018    AIR FRANCE-KLM                                                                                            44,187
         53,200    AIRPORTS OF THAILAND PCL                                                                                  94,595
         22,155    AIRTRAN HOLDINGS INCORPORATED+<<                                                                         230,855
         32,900    ALITALIA SPA+                                                                                             42,319
          6,000    ALL NIPPON AIRWAYS COMPANY LIMITED                                                                        23,461
            502    ARRIVA PLC                                                                                                 7,079
         27,779    BAE SYSTEMS PLC                                                                                          237,753
          6,732    BRITISH AIRWAYS PLC+                                                                                      70,939
          8,000    CATHAY PACIFIC AIRWAYS LIMITED+                                                                           19,946
         53,000    CHINA AIRLINES                                                                                            24,851
          4,893    COBHAM PLC                                                                                                19,077
         23,119    CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                             915,512
          1,296    DEUTSCHE LUFTHANSA AG                                                                                     35,090
          7,735    EGL INCORPORATED+                                                                                        272,349
          2,499    EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                               85,685
        128,000    EVA AIRWAYS CORPORATION                                                                                   54,968
          6,391    FEDEX CORPORATION                                                                                        729,724
          1,623    FINMECCANICA SPA+                                                                                         47,939
          2,399    GOL-LINHAS AEREAS INTELIGENTES SA                                                                         68,672
          9,500    GRUPO AEROPORTUARIO DEL CLASS B+                                                                          39,534
         24,125    JAPAN AIR LINES CORPORATION+                                                                              53,380
         13,415    JETBLUE AIRWAYS CORPORATION+<<                                                                           165,139
          1,500    KOREAN AIR LINES COMPANY LIMITED                                                                          53,281
          2,634    LAN AIRLINES SA                                                                                           36,090
        110,700    MALAYSIAN AIRLINE SYSTEM BHD                                                                             175,388
          1,243    MEGGITT PLC                                                                                                8,203
         33,414    QANTAS AIRWAYS LIMITED                                                                                   135,583
         31,852    RYANAIR HOLDINGS PLC+                                                                                    242,791
         16,300    SOUTHWEST AIRLINES COMPANY                                                                               246,619
          2,190    TAM SA                                                                                                    64,342
         76,300    THAI AIRWAYS INTERNATIONAL PCL                                                                            94,744
            399    THALES SA                                                                                                 20,561
          4,845    TUI AG                                                                                                   113,037
            123    ZODIAC SA                                                                                                  8,366

                                                                                                                          4,548,074
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 2.05%
        123,000    AAPICO HITECH PCL                                                                                         56,755
          7,539    AAR CORPORATION+                                                                                         219,460
          5,900    AISIN SEIKI COMPANY LIMITED                                                                              203,792
         10,567    AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                   259,209
         16,478    ARVIN INDUSTRIES INCORPORATED<<                                                                          300,888

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
            149    BAYERISCHE MOTOREN WERKE AG                                                                      $         8,676
         15,615    BOEING COMPANY                                                                                         1,362,721
          6,200    BOMBARDIER INCORPORATED CLASS B+                                                                          24,172
          8,000    BOSCH CORPORATION                                                                                         39,456
          8,841    BRUNSWICK CORPORATION<<                                                                                  288,659
          7,000    CALSONIC KANSEI CORPORATION                                                                               36,357
         30,000    CHINA MOTOR COMPANY LIMITED+                                                                              28,816
         11,940    CLARCOR INCORPORATED                                                                                     370,021
         25,492    COATES HIRE LIMITED                                                                                      100,827
          2,000    DAIHATSU MOTOR COMPANY LIMITED                                                                            20,015
          8,193    DAIMLERCHRYSLER AG                                                                                       557,396
          8,800    DENSO CORPORATION                                                                                        342,606
         38,000    DENWAY MOTORS LIMITED                                                                                     15,077
         60,000    DONGFENG MOTOR CORPORATION+                                                                               35,249
          4,584    FIAT SPA+                                                                                                108,707
         26,300    FORD MOTOR COMPANY+<<                                                                                    208,296
          4,848    GENERAL DYNAMICS CORPORATION                                                                             370,678
          7,102    GENERAL MOTORS CORPORATION<<                                                                             226,696
         15,179    GENUINE PARTS COMPANY                                                                                    739,217
            115    GEORG FISCHER AG                                                                                          74,541
          3,212    GKN PLC                                                                                                   21,702
         11,089    GOODRICH CORPORATION                                                                                     543,915
            899    GUD HOLDINGS LIMITED                                                                                       5,525
          5,883    HARLEY-DAVIDSON INCORPORATED                                                                             387,690
          3,377    HARSCO CORPORATION                                                                                       289,747
         16,000    HINO MOTORS LIMITED                                                                                       88,776
         26,400    HONDA MOTOR COMPANY LIMITED                                                                              985,457
          7,025    HONDA MOTOR COMPANY LIMITED ADR                                                                          260,838
         10,943    HONEYWELL INTERNATIONAL INCORPORATED                                                                     508,193
            527    HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                     85,623
          2,450    HYUNDAI MOBIS                                                                                            202,931
          5,690    HYUNDAI MOTOR COMPANY LIMITED                                                                            416,916
         15,000    ISUZU MOTORS LIMITED                                                                                      77,781
         15,884    ITT CORPORATION                                                                                          940,650
          2,000    JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                               25,386
          2,862    JOHNSON CONTROLS INCORPORATED                                                                            268,456
          8,500    JTEKT CORPORATION                                                                                        150,030
          2,100    KEIHIN CORPORATION                                                                                        50,545
         10,340    KIA MOTORS CORPORATION                                                                                   133,409
         25,000    KING YUAN ELECTRONICS COMPANY LIMITED                                                                     20,258
          4,000    KOITO MANUFACTURING COMPANY LIMITED                                                                       57,191
         17,680    LEAR CORPORATION+                                                                                        652,746
            769    LOCALIZA RENT A CAR                                                                                       20,341
          7,580    LOCKHEED MARTIN CORPORATION                                                                              737,382
            600    MAGNA INTERNATIONAL INCORPORATED CLASS A+                                                                 43,974
         41,132    MARCOPOLO SA                                                                                             118,324
         13,000    MAZDA MOTOR CORPORATION                                                                                   76,632
         56,000    MITSUBISHI MOTORS CORPORATION+                                                                            90,330
         24,000    MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                         96,073
          6,732    MONACO COACH CORPORATION                                                                                 108,453
            157    MTU AERO ENGINES HOLDINGS                                                                                  8,228
          5,677    NAVISTAR INTERNATIONAL CORPORATION+                                                                      230,202
          5,000    NGK SPARK PLUG COMPANY LIMITED                                                                            94,798
          6,000    NHK SPRING COMPANY LIMITED                                                                                61,414
         10,000    NISSAN DIESEL MOTOR COMPANY LIMITED                                                                       45,351
          6,000    NISSAN SHATAI COMPANY LIMITED                                                                             30,960

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
          3,300    NOK CORPORATION                                                                                  $        56,435
          4,697    NORTHROP GRUMMAN CORPORATION                                                                             337,479
          6,297    OSHKOSH TRUCK CORPORATION                                                                                337,834
          8,028    PIRELLI & COMPANY SPA                                                                                      8,977
             63    PORSCHE AG                                                                                                82,651
         12,700    PROTON HOLDINGS BHD+                                                                                      26,103
          1,455    RENAULT SA                                                                                               173,080
            730    SCANIA AB CLASS B                                                                                         53,962
          8,000    SEMBCORP MARINE LIMITED                                                                                   18,207
         11,000    SHINMAYWA INDUSTRIES LIMITED                                                                              59,733
          4,440    STX SHIPBUILDING COMPANY LIMITED+                                                                         89,111
          6,900    SUMITOMO RUBBER INDUSTRIES                                                                                82,164
          6,741    SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                         144,594
          7,200    SUZUKI MOTOR CORPORATION                                                                                 197,618
            700    TACHI-S COMPANY LIMITED                                                                                    6,349
         13,600    THAI STANLEY ELECTRIC PCL                                                                                 53,161
          3,099    THOR INDUSTRIES INCORPORATED                                                                             129,662
         34,985    TIGER WHEELS LIMITED                                                                                      75,486
          2,400    TOYODA GOSEI COMPANY LIMITED                                                                              54,320
          5,200    TOYOTA AUTO BODY COMPANY LIMITED                                                                         100,346
          4,300    TOYOTA BOSHOKU CORPORATION                                                                               102,407
          3,600    TOYOTA INDUSTRIES CORPORATION                                                                            178,769
          6,365    TRINITY INDUSTRIES INCORPORATED                                                                          266,375
         11,700    UMW HOLDINGS BHD+                                                                                         30,728
          2,740    VALEO SA                                                                                                 134,922
          1,166    VOLKSWAGEN AG                                                                                            147,112
            100    VOLVO AB CLASS A                                                                                           7,935
          2,316    VOLVO AB CLASS B                                                                                         178,486
          7,922    WABASH NATIONAL CORPORATION                                                                              127,623
         11,400    WABTEC CORPORATION                                                                                       367,080
          6,073    WINNEBAGO INDUSTRIES INCORPORATED<<                                                                      197,494
         14,000    XIAMEN INTERNATIONAL PORT COMPANY LIMITED CLASS H+                                                         4,229
          2,900    YAMAHA MOTOR COMPANY LIMITED                                                                              86,209
         59,000    YANG MING MARINE TRANSPORT                                                                                40,288
         31,000    YUE LOONG MOTOR                                                                                           36,974

                                                                                                                         17,928,417
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 0.46%
        244,300    BANGKOK EXPRESSWAY PCL                                                                                   168,730
         14,630    CH ROBINSON WORLDWIDE INCORPORATED                                                                       745,545
            558    CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                    9,821
        108,000    COMFORTDELGRO CORPORATION LIMITED                                                                        131,371
          5,646    DEUTSCHE POST AG                                                                                         180,215
         20,123    EXPEDIA INCORPORATED+                                                                                    427,815
         18,256    EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED<<                                                       818,782
          1,703    FIRSTGROUP PLC                                                                                            20,337
          2,000    KAMIGUMI COMPANY LIMITED                                                                                  17,836
            290    KOREA EXPRESS COMPANY LIMITED+                                                                            26,084
            230    KUEHNE & NAGEL INTERNATIONAL AG                                                                           17,550
            369    NATIONAL EXPRESS GROUP PLC                                                                                 7,965
         11,183    SABRE HOLDINGS CORPORATION                                                                               361,546
         82,000    SBS TRANSIT LIMITED                                                                                      144,791
          7,000    SINGAPORE AIRLINES LIMITED                                                                                72,330
          3,000    SMRT CORPORATION LIMITED                                                                                   2,845
         35,461    SYDNEY ROADS GROUP+                                                                                       36,601
          2,919    TNT NV                                                                                                   125,581

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION SERVICES (CONTINUED)
         16,000    TOKYU CORPORATION                                                                                $       129,043
         14,218    TOLL HOLDINGS LIMITED                                                                                    216,989
          3,600    TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                  20,159
          6,523    UTI WORLDWIDE INCORPORATED                                                                               196,603
          7,000    YAMATO HOLDINGS COMPANY LIMITED                                                                          112,026

                                                                                                                          3,990,565
                                                                                                                    ---------------
WATER TRANSPORTATION - 0.37%
          9,924    ALEXANDER & BALDWIN INCORPORATED                                                                         490,444
            966    CARNIVAL PLC                                                                                              46,011
          2,247    CARNIVAL PLC ADR<<                                                                                       107,452
         11,588    CIA SUDAMERICANA DE VAPORES SA                                                                            16,436
         38,000    COSCO HOLDINGS                                                                                            33,462
          1,287    DS TORM AS                                                                                                84,564
         98,000    EVERGREEN MARINE CORPORATION TAWAIN LIMITED                                                               63,945
         15,000    EZRA HOLDINGS LIMITED                                                                                     48,656
          6,451    GENERAL MARITIME CORPORATION                                                                             276,490
          2,610    HANJIN SHIPPING COMPANY LIMITED                                                                           88,136
          1,350    HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                                   27,525
         61,000    JAYA HOLDINGS LIMITED                                                                                     57,446
          7,000    KAWASAKI KISEN KAISHA LIMITED+                                                                            69,639
        154,300    MISC BHD                                                                                                 396,432
         19,000    MITSUI OSK LINES LIMITED                                                                                 214,695
         19,000    NIPPON YUSEN KABUSHIKI KAISHA                                                                            150,030
         15,504    OMI CORPORATION                                                                                          345,274
         73,800    REGIONAL CONTAINER LINES PCL                                                                              50,104
         11,876    ROYAL CARIBBEAN CRUISES LIMITED                                                                          481,334
        366,600    SCOMI MARINE BHD                                                                                          95,758
         20,000    SINCERE NAVIGATION CORPORATION+                                                                           22,883
         74,400    THORESEN THAI AGENCIES PCL                                                                                61,772
         22,000    U-MING TRANSPORT CORPORATION+                                                                             33,117

                                                                                                                          3,261,605
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.19%
         14,567    AIRGAS INCORPORATED                                                                                      601,180
         36,072    ALFA SA DE CV                                                                                            231,020
          1,000    ALFRESA HOLDINGS CORPORATION                                                                              66,380
         17,323    AMERISOURCEBERGEN CORPORATION                                                                            912,402
          3,633    BROWN-FORMAN CORPORATION CLASS B                                                                         237,962
          9,203    CARDINAL HEALTH INCORPORATED                                                                             645,038
         52,114    CORPORATION GEO SA DE CV+                                                                                282,411
         11,442    ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                            357,105
         18,500    ESPRIT HOLDINGS LIMITED                                                                                  192,743
         63,609    FYFFES PLC                                                                                                96,803
          9,466    HAIN CELESTIAL GROUP INCORPORATED+                                                                       274,609
          7,914    HENRY SCHEIN INCORPORATED+<<                                                                             412,873
          2,500    HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                     69,884
          1,903    INCHCAPE PLC+                                                                                             19,567
        172,900    IT CITY PCL                                                                                               44,718
         33,000    ITOCHU CORPORATION                                                                                       317,988
          8,024    JARDINE CYCLE & CARRIAGE LIMITED                                                                          68,218
          5,050    KT&G CORPORATION                                                                                         305,134
          1,880    LG CHEM LIMITED                                                                                           86,843
         30,000    LI & FUNG LIMITED                                                                                         95,226
          6,542    MCKESSON CORPORATION                                                                                     364,782
          1,724    MEDA AB                                                                                                   55,585

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS (CONTINUED)
          6,481    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                             $       438,180
          4,900    MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                   91,453
            300    METRO INCORPORATED CLASS A                                                                                10,080
          3,800    NIKE INCORPORATED CLASS B                                                                                396,986
         13,462    NU SKIN ENTERPRISES INCORPORATED                                                                         228,450
          1,000    SANKYO COMPANY LIMITED                                                                                    44,844
          4,000    SATORI ELECTRIC COMPANY LIMITED                                                                           68,744
          2,077    SIEMENS AG                                                                                               219,200
         21,457    SMURFIT-STONE CONTAINER CORPORATION+                                                                     264,779
         12,000    SOJITZ CORPORATION+                                                                                       53,509
         18,298    SUPERVALU INCORPORATED                                                                                   676,294
         13,648    SYSCO CORPORATION                                                                                        449,838
         63,609    TOTAL PRODUCE PLC+                                                                                        65,658
          7,714    TRACTOR SUPPLY COMPANY+<<                                                                                394,725
        140,000    UNI-PRESIDENT ENTERPRISES CORPORATION                                                                    136,813
         14,379    UNILEVER NV                                                                                              373,423
          8,635    UNITED NATURAL FOODS INCORPORATED+                                                                       257,150
          6,758    UNITED STATIONERS INCORPORATED+                                                                          371,690
          5,651    WOLSELEY PLC                                                                                             141,960

                                                                                                                         10,422,247
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 1.13%
          1,800    ABC-MART INCORPORATED                                                                                     43,324
          7,223    ADESA INCORPORATED                                                                                       198,633
          2,939    ALESCO CORPORATION LIMITED                                                                                28,830
         10,232    ARROW ELECTRONICS INCORPORATED+                                                                          392,090
         12,404    AVNET INCORPORATED+                                                                                      453,614
          4,819    BORGWARNER INCORPORATED<<                                                                                354,871
          5,200    CANON MARKETING JAPAN INCORPORATED                                                                       113,082
            347    CELESIO AG                                                                                                19,695
         70,000    CMC MAGNETICS CORPORATION+                                                                                21,457
          9,663    CYTYC CORPORATION+                                                                                       292,789
          3,960    DAEWOO INTERNATIONAL CORPORATION                                                                         157,694
        248,180    DIGITAL CHINA HOLDINGS LIMITED                                                                            95,930
            300    FINNING INTERNATIONAL INCORPORATED                                                                        13,376
          3,100    FUJI ELECTRONICS COMPANY LIMITED                                                                          48,224
          4,800    HAKUTO COMPANY LIMITED                                                                                    71,791
         12,000    HANWA COMPANY LIMITED                                                                                     58,779
          1,810    HANWHA CORPORATION                                                                                        64,004
          1,450    HYOSUNG CORPORATION+                                                                                      42,960
         24,476    IKON OFFICE SOLUTIONS INCORPORATED                                                                       342,174
          2,200    IMPACT 21 COMPANY LIMITED                                                                                 38,831
          2,200    INABA DENKI SANGYO COMPANY LIMITED                                                                        81,378
         12,013    INGRAM MICRO INCORPORATED+                                                                               233,413
         11,731    INSIGHT ENTERPRISES INCORPORATED+                                                                        226,643
          9,000    JFE SHOJI HOLDINGS INCORPORATED                                                                           47,580
          3,800    KAGA ELECTRONICS COMPANY LIMITED                                                                          64,184
          5,426    KAMAN CORPORATION                                                                                        123,767
          3,500    KATO SANGYO COMPANY LIMITED                                                                               47,707
          3,100    KURODA ELECTRIC COMPANY LIMITED                                                                           39,009
          3,430    KYOCERA CORPORATION<<                                                                                    308,220
          1,300    MACNICA INCORPORATED                                                                                      40,841
          4,040    MARTIN MARIETTA MATERIALS INCORPORATED                                                                   506,293
         49,276    METCASH LIMITED                                                                                          182,475
         11,733    MITSUBISHI CORPORATION                                                                                   546,619
          6,000    MITSUI & COMPANY LIMITED                                                                                 107,930

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
          1,263    MITSUI & COMPANY LIMITED ADR<<                                                                  $        447,355
          6,000    NAGASE & COMPANY LIMITED                                                                                  79,199
         10,404    OMNICARE INCORPORATED                                                                                    432,182
         11,552    PATTERSON COMPANIES INCORPORATED+<<                                                                      385,606
         10,730    PEP BOYS-MANNY, MOE & JACK                                                                               162,560
         11,688    POOL CORPORATION                                                                                         410,249
          1,413    PREMIER FOODS PLC                                                                                          8,555
         15,137    PSS WORLD MEDICAL INCORPORATED+<<                                                                        313,941
         48,719    REPCO CORPORATION LIMITED                                                                                 65,064
          7,114    RYERSON INCORPORATED<<                                                                                   244,722
          3,400    RYOSHOKU LIMITED                                                                                          80,399
          9,300    RYOYO ELECTRO CORPORATION                                                                                149,463
          6,040    SAMSUNG CORPORATION                                                                                      198,191
         46,013    SYCAMORE NETWORKS INCORPORATED+                                                                          176,230
          2,600    TOMEN ELECTRONICS CORPORATION                                                                             43,696
          3,700    TOYO CORPORATION                                                                                          48,371
          1,632    TRYGVESTA AS                                                                                             127,810
          2,100    VALOR COMPANY LIMITED                                                                                     24,297
         31,385    VISTEON CORPORATION+                                                                                     267,714
          3,952    WESCO INTERNATIONAL INCORPORATED+                                                                        263,717
          6,780    WW GRAINGER INCORPORATED                                                                                 523,078

                                                                                                                          9,860,606
                                                                                                                   ----------------

TOTAL COMMON STOCKS (COST $749,220,470)                                                                                 864,959,414
                                                                                                                   ----------------
RIGHTS - 0.05%
            137    MIRAE ASSET SECURITIES RIGHTS+(a)                                                                          2,616
         10,927    OTP BANK RIGHTS+                                                                                         467,778

TOTAL RIGHTS (COST $470,784)                                                                                                470,394
                                                                                                                   ----------------
WARRANTS - 0.00%
         83,200    CHAMPION TECHNOLOGY WARRANTS+(a)                                                                           3,195
        203,875    MATAHARI PUTRA WARRANTS+                                                                                   3,170

TOTAL WARRANTS (COST $0)                                                                                                      6,365
                                                                                                                   ----------------
PREFERRED STOCKS - 0.57%
         16,000    ARACRUZ CELULOSE SA PREFERRED CLASS B                                                                     85,338
         20,508    BANCO BRADESCO SA                                                                                        755,329
         20,495    BANCO ITAU HOLDING FINANCEIRA SA                                                                         703,528
         40,015    COMPANHIA VALE DO RIO DOCE CLASS A                                                                     1,178,655
          1,300    DURATEX SA PREFERRED                                                                                      24,155
      1,315,360    LOJAS AMERICANAS SA                                                                                       73,506
         10,383    METALURGICA GERDAU SA                                                                                    227,931
         64,752    PETROLEO BRASILEIRO SA                                                                                 1,309,392
         17,951    RANDON PARTICIPACOES SA                                                                                   97,353
            169    RWE AG PREFERRED                                                                                          15,485
         10,000    SADIA SA PREFERRED                                                                                        31,549
         12,177    TELE NORTE LESTE PARTICIPACOES SA                                                                        158,493
          2,565    UNIPOL PREFERRED                                                                                           8,732
          4,679    USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A                                                           195,082
            595    VOLKSWAGEN AG PREFERRED                                                                                   52,480
         12,246    WEG SA                                                                                                    90,669

TOTAL PREFERRED STOCKS (COST $4,076,858)                                                                                  5,007,677
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COLLATERAL FOR SECURITIES LENDING - 12.83%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.17%
      1,440,539    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                          $      1,440,539
            399    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              399

                                                                                                                          1,440,938
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.66%
$       347,979    AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.37%        03/14/2008             348,055
      1,781,457    AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47         08/16/2007           1,782,775
        966,607    ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.30         04/25/2007             966,636
        966,607    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.37         10/25/2007             966,617
        966,607    BANCO SANTANDER TOTTA LN+/-++                                        5.32         03/14/2008             966,704
      2,899,821    BANK OF AMERICA NA SERIES BKNT+/-                                    5.36         06/19/2007           2,900,459
      1,954,827    BUCKINGHAM III CDO LLC                                               5.31         03/22/2007           1,948,846
         86,995    CAIRN HIGH GRADE FUNDING I LLC++                                     5.29         03/14/2007              86,829
        309,314    CAIRN HIGH GRADE FUNDING I LLC                                       5.29         03/15/2007             308,683
      1,105,334    CEDAR SPRINGS CAPITAL COMPANY++                                      5.33         05/16/2007           1,093,109
        927,943    CEDAR SPRINGS CAPITAL COMPANY++                                      5.33         03/09/2007             926,857
        233,339    CEDAR SPRINGS CAPITAL COMPANY++                                      5.33         03/23/2007             232,590
         92,292    CEDAR SPRINGS CAPITAL COMPANY                                        5.33         04/13/2007              91,714
      1,282,108    CEDAR SPRINGS CAPITAL COMPANY                                        5.33         05/21/2007           1,266,992
        793,932    CEDAR SPRINGS CAPITAL COMPANY++                                      5.33         05/29/2007             783,651
      3,503,757    CHARTA LLC                                                           5.28         03/20/2007           3,494,052
        135,325    CHARTA LLC++                                                         5.31         03/27/2007             134,812
         43,884    CHEYNE FINANCE LLC                                                   5.29         04/18/2007              43,577
        889,278    CHEYNE FINANCE LLC                                                   5.30         03/16/2007             887,331
      2,513,178    CHEYNE FINANCE LLC+/-++                                              5.32         02/25/2008           2,512,223
        966,607    CHEYNE FINANCE LLC+/-++                                              5.33         07/16/2007             966,704
        386,643    CIT GROUP INCORPORATED+/-                                            5.43         12/19/2007             387,041
        413,128    CIT GROUP INCORPORATED+/-                                            5.59         09/20/2007             413,681
        426,274    CIT GROUP INCORPORATED+/-                                            5.59         11/23/2007             426,986
     13,145,856    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $13,147,813)          5.36         03/01/2007          13,145,856
        193,321    COMERICA BANK+/-                                                     5.32         02/08/2008             193,086
        790,685    CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.30         03/20/2007             788,494
        966,607    CULLINAN FINANCE CORPORATION+/-++                                    5.32         02/12/2008             966,433
      1,933,214    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.28         06/25/2007           1,933,253
        444,639    DEER VALLEY FUNDING LLC++                                            5.31         05/15/2007             439,784
      3,111,701    DEER VALLEY FUNDING LLC++                                            5.32         04/19/2007           3,089,515
     14,301,548    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE
                   $14,303,677)                                                         5.36         03/01/2007          14,301,548
      1,933,214    FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.37         06/13/2007           1,933,620
        483,110    GENWORTH FINANCIAL INCORPORATED+/-                                   5.51         06/15/2007             483,381
      2,239,938    GEORGE STREET FINANCE LLC++                                          5.29         03/15/2007           2,235,368
        554,832    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46         03/30/2007             554,866
        966,607    HARRIER FINANCE FUNDING LLC+/-++                                     5.31         01/11/2008             966,510
         77,329    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42         05/15/2007              77,342
         52,506    HUDSON-THAMES LLC++                                                  5.29         04/04/2007              52,246
      1,391,102    HUDSON-THAMES LLC                                                    5.27         03/21/2007           1,387,040
        289,905    HUDSON-THAMES LLC                                                    5.31         04/30/2007             287,374

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,353,250    IBM CORPORATION SERIES MTN+/-                                        5.36%        06/28/2007    $      1,353,642
      2,513,178    ING USA ANNUITY & LIFE INSURANCE+/-                                  5.39         09/17/2007           2,513,178
        966,607    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.32         03/25/2008             966,646
        231,986    K2 (USA) LLC+/-++                                                    5.30         07/16/2007             232,014
        386,643    K2 (USA) LLC+/-++                                                    5.33         09/28/2007             386,643
        579,964    KAUPTHING BANK SERIES MTN+/-++                                       5.40         03/20/2007             579,935
        117,617    KESTREL FUNDING US LLC                                               5.31         05/21/2007             116,230
        572,966    LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.28         03/07/2007             572,467
        254,952    LEGACY CAPITAL CORPORATION                                           5.30         03/13/2007             254,506
        483,304    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             5.33         06/26/2007             483,362
        414,094    LIBERTY STREET FUNDING CORPORATION++                                 5.34         03/01/2007             414,094
        966,607    LIQUID FUNDING LIMITED++                                             5.29         03/05/2007             966,046
        966,607    LIQUID FUNDING LIMITED+/-++                                          5.34         03/06/2007             966,607
        815,816    METLIFE GLOBAL FUNDING I+/-++                                        5.43         10/05/2007             816,330
        966,607    MORGAN STANLEY+/-                                                    5.34         07/12/2007             966,607
        966,607    MORGAN STANLEY+/-                                                    5.38         08/07/2007             966,607
      1,419,366    MORGAN STANLEY+/-                                                    5.48         07/27/2007           1,420,217
      2,033,681    MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE
                   $2,033,984)                                                          5.36         03/01/2007           2,033,681
        178,822    MORGAN STANLEY SERIES EXL+/-                                         5.38         03/14/2008             178,905
        154,657    NATIONAL CITY BANK+/-                                                5.44         09/04/2007             154,693
      1,108,312    NATIONWIDE BUILDING SOCIETY+/-++                                     5.48         07/20/2007           1,109,010
      1,904,293    NORTH SEA FUNDING LLC++                                              5.29         03/15/2007           1,900,408
      1,410,434    NORTH SEA FUNDING LLC                                                5.29         03/19/2007           1,406,739
      1,933,214    NORTHERN ROCK PLC+/-++@                                              5.34         04/04/2008           1,933,446
        558,454    PARAGON MORTGAGES PLC+/-++                                           5.30         05/15/2007             558,454
        773,286    PREMIUM ASSET TRUST+/-++                                             5.48         12/21/2007             774,368
        966,607    PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.37         12/16/2007             966,607
        734,621    PYXIS MASTER TRUST SERIES 2007-3+/-++                                5.37         08/27/2007             734,621
        156,397    RACERS TRUST SERIES 2004-6-MM+/-++                                   5.34         08/22/2007             156,422
        486,049    REGENCY MARKETS #1 LLC++                                             5.31         05/15/2007             480,741
        927,943    SAINT GERMAIN FUNDING++                                              5.28         03/02/2007             927,804
      1,933,214    SAINT GERMAIN HOLDING INCORPORATED++                                 5.28         03/01/2007           1,933,214
        773,286    SLM CORPORATION+/-++                                                 5.32         03/12/2008             773,425
      3,452,295    SOCIETE GENERALE NORTH AMERICA                                       5.34         03/01/2007           3,452,295
         77,329    STANFIELD VICTORIA FUNDING LLC++                                     5.30         04/16/2007              76,810
        928,793    TANGO FINANCE CORPORATION++                                          5.34         03/01/2007             928,793
        371,254    TICONDEROGA FUNDING LLC                                              5.31         03/26/2007             369,899
      1,269,658    TIERRA ALTA FUNDING I LIMITED                                        5.29         03/14/2007           1,267,245
        223,518    TRAVELERS INSURANCE COMPANY+/-                                       5.39         02/08/2008             223,514
        966,607    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.33         06/15/2007             966,704
        966,607    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.33         03/09/2007             966,752
        234,306    VERSAILLES CDS LLC                                                   5.29         03/22/2007             233,589
      1,817,221    WORLD OMNI VEHICLE LEASING++                                         5.31         03/26/2007           1,810,588
      3,308,580    WORLD OMNI VEHICLE LEASING++                                         5.31         03/28/2007           3,295,544
        665,026    ZELA FINANCE INCORPORATED++                                          5.31         03/12/2007             663,962

                                                                                                                        111,026,004
                                                                                                                   ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $112,466,942)                                                           112,466,942
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS - 0.41%

MUTUAL FUNDS - 0.41%
      3,610,146    WELLS FARGO MONEY MARKET TRUST++~                                    5.20%        03/01/2007    $      3,610,146
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,610,146)                                                                            3,610,146
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $869,845,200)*                                  112.50%                                                      $    986,520,938

OTHER ASSETS AND LIABILITIES, NET                     (12.50)                                                          (109,624,630)
                                                      ------                                                       ----------------

TOTAL NET ASSETS                                      100.00%                                                      $    876,896,308
                                                      ======                                                       ================

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,182,796. THE PORTFOLIO SEEKS TO APPROXIMATE, BEFORE EXPENSES, THE TOTAL RETURN OF THE STOCK PORTION OF THE DOW JONES TARGET DATE INDEXES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $595,402. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.65% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $874,225,720 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                 $ 138,021,737
      GROSS UNREALIZED DEPRECIATION                   (25,726,519)
                                                    -------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 112,295,218

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ASSET BACKED SECURITIES - 0.40%
      $ 603,125    FORD CREDIT AUTO OWNER TRUST++                                       5.36%        12/15/2007    $        603,125

TOTAL ASSET BACKED SECURITIES (COST $603,125)                                                                               603,125
                                                                                                                   ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.32%
        481,456    PARAGON MORTGAGES PLC+++/-@                                          5.30         11/15/2038             481,456

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $481,456)                                                                   481,456
                                                                                                                   ----------------

CORPORATE BONDS & NOTES - 0.87%

DEPOSITORY INSTITUTIONS - 0.39%
        600,000    M&I MARSHALL & ILSLEY BANK+/-                                        5.35         08/01/2007             599,984
                                                                                                                   ----------------
SPECIAL PURPOSE ENTITY - 0.48%
        730,000    CENTRAL OHIO MEDICAL TEXTILE+/-@                                     5.32         03/01/2023             730,000
                                                                                                                   ----------------
TOTAL CORPORATE BONDS & NOTES (COST $1,329,984)                                                                           1,329,984
                                                                                                                   ----------------

MUNICIPAL BONDS & NOTES - 0.33%

TEXAS - 0.33%
        300,000    NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                   (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE,
                   AMBAC INSURED) +/-@                                                  5.32         12/01/2046             300,000
        200,000    NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                   (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, BANK OF
                   AMERICA NA LOC)+/-@                                                  5.32         06/01/2045             199,998

                                                                                                                            499,998
                                                                                                                   ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $499,998)                                                                               499,998
                                                                                                                   ----------------

COMMERCIAL PAPER - 48.48%
      1,000,000    ALPINE SECURITIZATION++^                                             4.22         03/05/2007             999,414
      2,000,000    ALPINE SECURITIZATION++^                                             4.40         03/06/2007           1,998,536
      1,000,000    AMSTERDAM FUNDING CORPORATION++^                                     5.29         05/04/2007             990,684
      1,293,000    ATLAS CAPITAL FUNDING CORPORATION++^                                 5.28         05/21/2007           1,277,814
      1,000,000    ATOMIUM FUNDING LLC++^                                               5.29         04/16/2007             993,292
      1,000,000    ATOMIUM FUNDING LLC++^                                               5.30         04/26/2007             991,818
      1,000,000    BANK OF AMERICA NA                                                   5.32         04/11/2007           1,000,000
      1,000,000    BASF AG++^                                                           4.84         03/13/2007             998,257
        700,000    BEAR STEARNS COMPANY INCORPORATED+/-                                 5.30         10/19/2007             700,000
      1,572,000    BUCKINGHAM CDO III LLC++^                                            5.07         03/23/2007           1,566,928
      1,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                    5.31         04/23/2007             992,249
      1,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                    5.32         05/14/2007             989,188
      1,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                    5.33         05/24/2007             987,727
      1,000,000    CC USA INCORPORATED++^                                               4.80         03/13/2007             998,270
      1,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     4.62         03/08/2007             998,975
        750,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     5.24         04/02/2007             746,520
      1,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     5.29         04/23/2007             992,271
      1,000,000    CHARTA LLC++^                                                        4.83         03/12/2007             998,393
      1,500,000    CHARTA LLC++^                                                        5.29         04/13/2007           1,490,576
        500,000    CHEYNE FINANCE LLC++^                                                5.41         08/23/2007             487,337
      1,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+++/-                               5.30         03/06/2008           1,000,000
        550,000    CONCORD MINUTEMEN CAPITAL COMPANY++^                                 5.36         07/12/2007             539,393
      1,000,000    CRC FUNDING LLC++^                                                   5.07         03/26/2007             996,351
        500,000    CROWN POINT CAPITAL COMPANY++^                                       4.85         03/14/2007             499,059
      1,511,000    CROWN POINT CAPITAL COMPANY++^                                       5.31         05/22/2007           1,492,931

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER (CONTINUED)
$       250,000    CULLINAN FINANCE CORPORATION++^                                      5.25%        04/25/2007    $        248,012
      1,000,000    DANSKE CORPORATION++^                                                5.20         04/10/2007             994,256
      1,000,000    DEER VALLEY FUNDING LLC++^                                           5.31         04/19/2007             992,827
      1,250,000    FCAR OWNER TRUST I^                                                  5.02         03/20/2007           1,246,523
      1,400,000    FIVE FINANCE INCORPORATED++                                          5.26         03/02/2007           1,399,795
      1,500,000    FIVE FINANCE INCORPORATED++^                                         5.29         04/10/2007           1,491,233
      1,750,000    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++^                    4.68         03/09/2007           1,747,954
      1,417,000    FOX TROT CDO LIMITED++^                                              4.91         03/14/2007           1,414,298
      1,000,000    GEMINI SECURITIZATION LLC++^                                         5.30         05/02/2007             990,958
      1,780,000    GEORGE STREET FINANCE LLC++^                                         5.06         03/22/2007           1,774,518
      1,595,000    GERMAN RESIDENTIAL FUNDING++^                                        5.29         05/22/2007           1,575,999
      1,250,000    HARRIER FINANCE FUNDING US LLC++^                                    5.36         07/19/2007           1,224,674
      1,000,000    HUDSON-THAMES LLC++^                                                 5.30         04/02/2007             995,316
      1,303,000    HUDSON-THAMES LLC++^                                                 5.30         04/24/2007           1,292,719
      1,000,000    IRISH LIFE & PERMANENT++^                                            5.35         07/23/2007             979,200
      1,000,000    KEEL CAPITAL INCORPORATED++^                                         5.11         03/28/2007             996,040
      1,285,000    KESTREL FUNDING US LLC++                                             5.27         03/01/2007           1,285,000
      1,246,000    KLIO III FUNDING CORPORATION++^                                      5.30         04/17/2007           1,237,443
      1,000,000    LEXINGTON PARKER CAPITAL CORPORATION                                 5.32         03/01/2007           1,000,000
      1,500,000    LIBERTY HARBOUR II CDO++^                                            5.31         04/13/2007           1,490,540
      1,000,000    LIBERTY STREET FUNDING COMPANY++^                                    4.94         03/15/2007             997,947
        750,000    NATIONWIDE BUILDING SOCIETY++^                                       5.23         04/11/2007             745,558
      2,000,000    NEWPORT FUNDING CORPORATION++^                                       4.40         03/06/2007           1,998,536
      1,479,000    NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                           5.29         04/25/2007           1,467,137
      1,500,000    NORTH SEA FUNDING LLC++^                                             4.20         03/05/2007           1,499,125
        671,000    OLD LINE FUNDING LLC++^                                              5.31         05/21/2007             663,074
      1,359,000    RANGER FUNDING COMPANY LLC++^                                        4.82         03/12/2007           1,356,820
      1,500,000    REGENCY MARKETS #1 LLC++^                                            5.29         04/16/2007           1,489,938
      1,200,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                               4.23         03/05/2007           1,199,296
      1,000,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                               4.40         03/06/2007             999,268
      1,000,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                               5.06         03/22/2007             996,920
      1,000,000    SCALDIS CAPITAL LLC++^                                               5.26         04/05/2007             994,915
      1,500,000    STANFIELD VICTORIA FUNDING++^                                        5.05         03/22/2007           1,495,389
      1,100,000    SURREY FUNDING CORPORATION++^                                        5.02         03/21/2007           1,096,786
      1,450,000    TANGO FINANCE CORPORATION++^                                         5.30         04/18/2007           1,439,831
      1,063,000    TIERRA ALTA FUNDING++^                                               5.31         05/16/2007           1,051,218
      1,500,000    VERSAILLES CDS LLC++^                                                5.01         03/19/2007           1,496,048
      1,289,000    WHITE PINE FINANCE LLC++^                                            5.09         03/27/2007           1,284,094
      1,334,000    WHITE PINE FINANCE LLC++                                             5.28         03/01/2007           1,334,000

TOTAL COMMERCIAL PAPER (COST $73,709,188)                                                                                73,709,188
                                                                                                                   ----------------

EXTENDABLE BONDS - 7.56%
      1,000,000    ALLIANCE & LEICESTER PLC+/-                                          5.44         01/14/2008           1,000,722
      1,000,000    BEAR STEARNS COMPANY INCORPORATED+/-                                 5.31         03/14/2008           1,000,000
      1,000,000    BNP PARIBAS SA+/-                                                    5.33         12/16/2007           1,000,000
      1,500,000    FLORIDA HURRICANE CATASTROPHE+/-                                     5.33         03/14/2008           1,500,018
      2,000,000    HBOS TREASURY SERVICES PLC+++/-                                      5.29         03/07/2008           2,000,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
EXTENDABLE BONDS (CONTINUED)
$     1,000,000    INTESA BANK (IRELAND) PLC+++/-                                       5.32%        03/25/2008    $      1,000,000
      1,000,000    IRISH LIFE & PERMANENT+++/-                                          5.34         03/20/2008           1,000,000
      1,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                              5.30         03/24/2008           1,000,000
      1,000,000    NORDEA BANK AB+++/-                                                  5.33         03/11/2008             999,992
      1,000,000    TOTTA IRELAND PLC+++/-                                               5.32         03/07/2008           1,000,000

TOTAL EXTENDABLE BONDS (COST $11,500,732)                                                                                11,500,732
                                                                                                                   ----------------

MEDIUM TERM NOTES - 17.98%
      1,000,000    ALLSTATE LIFE GLOBAL FUNDING II+++/-                                 5.43         04/02/2007           1,000,085
      1,000,000    ALLSTATE LIFE GLOBAL FUNDING TRUST+/-                                5.38         11/14/2007           1,000,345
      1,000,000    AMERICAN GENERAL FINANCE CORPORATION+/-                              5.48         01/18/2008           1,001,213
        250,000    AMERICAN HONDA FINANCE CORPORATION+++/-                              5.40         07/23/2007             249,969
      1,200,000    ASIF GLOBAL FINANCING+++/-                                           5.40         05/03/2007           1,200,086
      1,800,000    BANK OF AMERICA SECURITIES+++/-(E)                                   5.38                              1,800,000
      3,200,000    BEAR STEARNS COMPANIES INCORPORATED+/-(E)                            5.43                              3,200,000
      1,000,000    CHEYNE FINANCE LLC+++/-                                              5.33         07/16/2007             999,908
      1,535,000    CIT GROUP INCORPORATED+/-                                            5.60         11/23/2007           1,537,882
      1,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                              5.42         01/03/2008           1,000,734
      1,000,000    HARRIER FINANCE FUNDING LLC+++/-                                     5.28         05/25/2007             999,949
        400,000    HSBC FINANCE CORPORATION+/-                                          5.40         05/10/2007             400,036
        250,000    ING SECURITY LIFE INSURANCE FUND+++/-                                5.44         01/14/2008             250,169
      1,250,000    JACKSON NATIONAL LIFE FUNDING+++/-                                   5.43         04/20/2007           1,250,197
        500,000    KESTREL FUNDING US LLC+++/-                                          5.34         09/21/2007             499,945
      1,000,000    LEHMAN BROTHERS HOLDINGS+/-                                          5.33         06/26/2007             999,988
        500,000    LEHMAN BROTHERS HOLDINGS+/-                                          5.39         07/19/2007             500,180
      1,000,000    LIBERTY LIGHT US CAPITAL+++/-                                        5.32         07/10/2007             999,930
        750,000    LIBERTY LIGHT US CAPITAL+++/-                                        5.32         01/04/2008             749,877
        350,000    MONUMENT GLOBAL FUNDING II+++/-                                      5.35         12/20/2007             350,000
        500,000    NATIONWIDE BUILDING SOCIETY+++/-                                     5.46         02/01/2008             500,587
      1,000,000    NATIONWIDE BUILDING SOCIETY+++/-                                     5.48         07/20/2007           1,000,522
      1,000,000    NORTHERN ROCK PLC+++/-                                               5.49         10/19/2007           1,000,904
        500,000    PARCS MASTER TRUST+++/-                                              5.36         03/20/2007             500,000
      1,500,000    SEDNA FINANCE INCORPORATED+++/-                                      5.32         04/11/2007           1,499,989
        300,000    VETRA FINANCE INCORPORATED+++/-                                      5.32         12/06/2007             299,977
      1,500,000    WESTPAC BANK (NEW YORK)+/-                                           5.32         01/29/2008           1,499,862
        700,000    WORLD SAVINGS BANK FSB+/-                                            5.42         06/01/2007             700,113
        350,000    ZELA FINANCE INCORPORATED+++/-                                       5.32         12/07/2007             349,973

TOTAL MEDIUM TERM NOTES (COST $27,342,420)                                                                               27,342,420
                                                                                                                   ----------------

PROMISSORY NOTES - 2.43%
      3,700,000    CITIGROUP GLOBAL+++/-@(E)                                           5.38                               3,700,000

TOTAL PROMISSORY NOTES (COST $3,700,000)                                                                                  3,700,000
                                                                                                                   ----------------

TIME DEPOSITS - 9.21%
      4,000,000    CALYON                                                               5.34         03/01/2007           4,000,000
      3,000,000    FORTIS BANK (GRAND CAYMAN)                                           5.27         03/06/2007           3,000,000

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
TIME DEPOSITS (CONTINUED)
$     4,000,000   ING BANK NV (AMSTERDAM)                                               5.34%        03/01/2007    $      4,000,000
      3,000,000   SKANDINAV ENSKILDA BANK                                               5.27         03/05/2007           3,000,000

TOTAL TIME DEPOSITS (COST $14,000,000)                                                                                   14,000,000
                                                                                                                   ----------------

CERTIFICATES OF DEPOSIT - 2.30%
        500,000    CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                          5.29         06/28/2007             499,932
      1,000,000    DEUTSCHE BANK (NEW YORK)                                             5.35         08/08/2007           1,000,000
      1,000,000    DEUTSCHE BANK (NEW YORK)                                             5.40         12/12/2007           1,000,000
      1,000,000    IXIS CORPORATION & INVESTMENT BANK                                   5.32         07/09/2007           1,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $3,499,932)                                                                           3,499,932
                                                                                                                   ----------------

REPURCHASE AGREEMENTS - 10.90%
      4,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $4,000,592)                    5.33         03/01/2007           4,000,000
        567,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $567,084)                                 5.34         03/01/2007             567,000
      3,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $3,000,446)                    5.35         03/01/2007           3,000,000
      2,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $2,000,297)                               5.35         03/01/2007           2,000,000
      4,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $4,004,099)                               5.27         03/07/2007           4,000,000
      3,000,000    UBC SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $3,000,438)                               5.26         03/01/2007           3,000,000

TOTAL REPURCHASE AGREEMENTS (COST $16,567,000)                                                                           16,567,000
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $153,233,835)*                         100.78%                                                               $    153,233,835

OTHER ASSETS AND LIABILITIES, NET             (0.78)                                                                     (1,192,332)
                                             ------                                                                ----------------

TOTAL NET ASSETS                             100.00%                                                               $    152,041,503
                                             ======                                                                ================

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(E)  THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                         DIVERSIFIED FIXED    DIVERSIFIED STOCK    MONEY MARKET
                                                                          INCOME PORTFOLIO            PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................          $503,545,975         $868,803,095    $153,233,835
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................           182,984,983          112,466,942               0
   INVESTMENTS IN AFFILIATES .......................................            31,877,327            5,250,901               0
                                                                              --------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .................           718,408,285          986,520,938     153,233,835
                                                                              --------------------------------------------------
   CASH ............................................................                     0                    0          50,375
   FOREIGN CURRENCY, AT VALUE ......................................               439,260            5,182,213               0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................                     0            1,334,830               0
   RECEIVABLE FOR INVESTMENTS SOLD .................................             2,098,696                  283               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................             5,491,225            1,166,462         282,282
   PREPAID EXPENSES AND OTHER ASSETS ...............................                     0                7,893               0
                                                                              --------------------------------------------------
TOTAL ASSETS .......................................................           726,437,466          994,212,619     153,566,492
                                                                              --------------------------------------------------

LIABILITIES
   FOREIGN TAXES PAYABLE ...........................................                     0                1,230               0
   PAYABLE FOR INVESTMENTS PURCHASED ...............................            32,232,252            4,560,114       1,490,540
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........               131,812              288,025          14,003
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................           182,984,983          112,466,942               0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................                26,730                    0          20,446
                                                                              --------------------------------------------------
TOTAL LIABILITIES ..................................................           215,375,777          117,316,311       1,524,989
                                                                              --------------------------------------------------
TOTAL NET ASSETS ...................................................          $511,061,689         $876,896,308    $152,041,503
                                                                              ==================================================
INVESTMENTS AT COST ................................................          $707,294,640         $869,845,200    $153,233,835
                                                                              ==================================================
FOREIGN CURRENCIES AT COST .........................................          $    432,654         $  5,152,030    $          0
                                                                              ==================================================
SECURITIES ON LOAN, AT MARKET VALUE ................................          $179,875,820         $109,079,198    $          0
                                                                              ==================================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                STATEMENTS OF OPERATIONS-FOR THE PERIOD ENDED FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                                                                         DIVERSIFIED FIXED    DIVERSIFIED STOCK    MONEY MARKET
                                                                        INCOME PORTFOLIO(2)      PORTFOLIO(2)      PORTFOLIO(2)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS(1) .........................................................    $           0    $       7,756,610    $          0
   INTEREST .............................................................       12,541,528                    0       4,684,600
   INCOME FROM AFFILIATED SECURITIES ....................................        1,116,560              519,316               0
   SECURITIES LENDING INCOME, NET .......................................           39,107              107,596               0
                                                                             ---------------------------------------------------
TOTAL INVESTMENT INCOME .................................................       13,697,195            8,383,522       4,684,600
                                                                             ---------------------------------------------------

EXPENSES
   ADVISORY FEES ........................................................          842,242            1,754,386          85,980
   CUSTODY FEES .........................................................          112,299              350,877          17,196
   ACCOUNTING FEES ......................................................           23,781               23,781          13,588
   PROFESSIONAL FEES ....................................................           21,478               21,662          16,494
   SHAREHOLDER REPORTS ..................................................            2,995                3,398           3,086
   TRUSTEES' FEES .......................................................            5,844                5,844           5,844
   OTHER FEES AND EXPENSES ..............................................           11,581               12,349           3,235
                                                                             ---------------------------------------------------
   TOTAL EXPENSES .......................................................        1,020,220            2,172,297         145,423
                                                                             ---------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........................          (19,980)             (37,607)         (1,080)
   NET EXPENSES .........................................................        1,000,240            2,134,690         144,343
                                                                             ---------------------------------------------------
NET INVESTMENT INCOME (LOSS) ............................................       12,696,955            6,248,832       4,540,257
                                                                             ---------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......       (9,320,024)         115,948,684             172
   AFFILIATED SECURITIES ................................................                0               51,965               0
   FUTURES TRANSACTIONS .................................................                0            3,211,039               0
                                                                             ---------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................       (9,320,024)         119,211,688             172
                                                                             ---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......       11,142,371          116,709,996               0
   FUTURES TRANSACTIONS .................................................                0              (30,416)              0
                                                                             ---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....       11,142,371          116,679,580               0
                                                                             ---------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................        1,822,347          235,891,268             172
                                                                             ---------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........    $  14,519,302    $     242,140,100    $  4,540,429
                                                                             ===================================================
(1) NET OF FOREIGN WITHHOLDING TAXES OF .................................    $      70,417    $         210,299    $          0

(2) THIS PORTFOLIO COMMENCED OPERATIONS ON JUNE 26, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                       DIVERSIFIED FIXED     DIVERSIFIED STOCK       MONEY MARKET
                                                                      INCOME PORTFOLIO(1)       PORTFOLIO(1)         PORTFOLIO(1)
                                                                      -------------------    -----------------   ------------------
                                                                            FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                                                                     ENDED               ENDED               ENDED
                                                                         FEBRUARY 28, 2007   FEBRUARY 28, 2007   FEBRUARY 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS  OPERATIONS:

   NET INVESTMENT INCOME (LOSS) .........................................    $  12,696,955   $       6,248,832   $       4,540,257
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................       (9,320,024)        119,211,688                 172
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..       11,142,371         116,679,580                   0
                                                                             ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........       14,519,302         242,140,100           4,540,429
                                                                             ------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................................      604,657,020         852,508,950         190,814,460
   WITHDRAWALS ..........................................................     (108,114,633)       (217,752,742)        (43,313,386)
                                                                             ------------------------------------------------------

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS .................................................      496,542,387         634,756,208         147,501,074
                                                                             ------------------------------------------------------
NET INCREASE (DECREASE)  IN NET ASSETS ..................................      511,061,689         876,896,308         152,041,503
                                                                             ======================================================

ENDING NET ASSETS .......................................................    $ 511,061,689   $     876,896,308   $     152,041,503
                                                                             ======================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............    $  12,696,955   $       6,248,832   $       4,540,257
                                                                             ======================================================

(1)   THIS PORTFOLIO COMMENCED OPERATIONS ON JUNE 26, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  ----------------------------------------------               PORTFOLIO
                                                  NET INVESTMENT     GROSS  EXPENSES         NET       TOTAL    TURNOVER
                                                   INCOME (LOSS)  EXPENSES    WAIVED    EXPENSES   RETURN(2)     RATE(4)
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
JUNE 26, 2006(3) TO FEBRUARY 28, 2007 ............          4.52%     0.37%    (0.01)%      0.36%       6.70%        165%

DIVERSIFIED STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
JUNE 26, 2006(3) TO FEBRUARY 28, 2007 ............          1.25%     0.44%    (0.01)%      0.43%      16.12%         87%

MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
JUNE 26, 2006(3) TO FEBRUARY 28, 2007 ............          5.21%     0.18%    (0.01)%      0.17%       4.00%        N/A

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

(4) PORTFOLIO TURNOVER RATES PRESENTED FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for three of those portfolios as follows: the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Money Market Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Funds of the Trust are not required to pay U.S. federal income taxes on their net investment income and net capital gain as they are treated as partnerships for U.S. federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At year-end, the Funds had no open forward foreign currency contracts.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At February 28, 2007, the following Fund(s) held futures contracts:

                                                                            Notional        Net Unrealized
                                                                            Contract         Appreciation
Portfolio                   Contracts        Type        Expiration Date     Amount         (Depreciation)
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO    9 Long       Midcap 400      March 2007     $  745,905          $  9,645
                              32 Long          S&P 500      March 2007      2,286,328           (31,928)
                              10 Long     Russell Mini      March 2007        802,833            (8,133)
-----------------------------------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at February 28, 2007 are shown on the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                        Advisory Fee                                                Subadvisory
                                                           (% of                                                     Fee (% of
                                Average Daily           Average Daily                         Average Daily        Average Daily
Portfolio                        Net Assets              Net Assets)       Subadviser          Net Assets           Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED              First $1 billion             0.300         SSgA Funds         First $1 billion          0.100
INCOME PORTFOLIO                Next $4 billion             0.275          Management         Over $1 billion          0.080
                                Over $5 billion             0.250
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO    First $1 billion             0.350         SSgA Funds         First $1 billion          0.100
                                Next $4 billion             0.325          Management         Over $1 billion          0.080
                                Over $5 billion             0.300
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO         All asset levels             0.100         Wells Capital      First $1 billion          0.050
                                                                           Management         Next $2 billion          0.030
                                                                          Incorporated        Next $3 billion          0.020
                                                                                              Over $6 billion          0.010
----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                                % of Average
Portfolio                                                                     Daily Net Assets
----------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO                                                  0.04
----------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                                                         0.07
----------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                                              0.02
----------------------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended February 28, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended February 28, 2007, were as follows:

Portfolio                                                 Purchases at Cost    Sales Proceeds
---------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO                        $     858,113,725     $ 670,866,322
---------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                                     634,331,815       624,712,862

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of February 28, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Diversified Stock Portfolio, Diversified Fixed Income Portfolio, and Money Market Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of February 28, 2007, and the related statements of operations, statements of changes in net assets and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of February 28, 2007, the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

                                                                    /s/ KPMG LLP

Philadelphia, Pennsylvania
April 20, 2007

ITEM 2. CODE OF ETHICS

As of the end of the period, February 28, 2007, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2006 and February 28, 2007 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended February 28, 2006 and February 28, 2007, the Audit Fees were $ 353,600 and $ 471,450, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended February 28, 2006 and February 28, 2007 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2006 and February 28, 2007 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended February 28, 2006 and February 28, 2007, the Tax Fees were $ 23,940 and $ 30,470, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended February 28, 2006 and February 28, 2007, the Tax Fees were $ 51,940 and $ 62,865, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended February 28, 2006 and February 28, 2007.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended February 28, 2006 and February 28, 2007, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended February 28, 2006 and February 28, 2007, the Registrant incurred non-audit fees in the amount of $115,000 and $ 170,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended February 28, 2006 and February 28, 2007, the Registrant's investment adviser incurred non-audit fees in the amount of $113,500 and $44,000, respectively. The non-audit fees for the year ended February 28, 2006 consist of procedure reviews for pending mergers associated with fund reorganizations. The non-audit fees for the year-ended February 28, 2007 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisor Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                  Wells Fargo Master Trust


                                                  By:   /s/ Karla M. Rabusch
                                                        Karla M. Rabusch
                                                        President

                                                  Date: April 17, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.


                                                 By:   /s/ Karla M. Rabusch

                                                       Karla M. Rabusch
                                                       President

                                                       Date: April 17, 2007


                                                 By:   /s/ A. Erdem Cimen

                                                       A. Erdem Cimen
                                                       Treasurer

                                                       Date: April 17, 2007

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 17, 2007


/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Master Trust

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 17, 2007


/s/ A. Erdem Cimen
-----------------------
A. Erdem Cimen
Treasurer
Wells Fargo Master Trust

                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended February 28, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


                                                 /s/ Karla M. Rabusch
                                                 Karla M. Rabusch
                                                 President
                                                 Wells Fargo Master Trust

                                                 Date: April 17, 2007

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended February 28, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

                                                /s/ A. Erdem Cimen
                                                A. Erdem Cimen
                                                Treasurer
                                                Wells Fargo Master Trust

                                                Date: April 17, 2007

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.